UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09469
                                                     ---------------------

                Nuveen Virginia Dividend Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT November 30, 2005

Nuveen Investments
Municipal
Exchange-Traded
Closed-End Funds


                                   NUVEEN MARYLAND PREMIUM INCOME MUNICIPAL FUND
                                                                             NMY

                               NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NFM

                             NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NZR

                             NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NWI

                                   NUVEEN VIRGINIA PREMIUM INCOME MUNICIPAL FUND
                                                                             NPV

                               NUVEEN VIRGINIA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NGB

                             NUVEEN VIRGINIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NNB


Photo of: Man, woman and child at the beach.
Photo of: A child.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

                                                        LOGO: NUVEEN Investments

Photo of: Woman
Photo of: Man and child
Photo of: Woman

NOW YOU CAN RECEIVE YOUR
NUVEEN FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN FUND INFORMATION BY E-MAIL.

It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if you wish.


                             ----------------------
                               DELIVERY DIRECT TO
                                YOUR E-MAIL INBOX
                             ----------------------


IT'S FAST, EASY & FREE:

WWW.INVESTORDELIVERY.COM
if you get your Nuveen Fund dividends
and statements from your financial
advisor or brokerage account.

OR

WWW.NUVEEN.COM/ACCOUNTACCESS
if you get your Nuveen Fund dividends
and statements directly from Nuveen.


(Be sure to have the address sheet that
accompanied this report handy. You'll need it to complete the enrollment process.)


Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
      LETTER TO SHAREHOLDERS

I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

As we enter a new year, many are trying to determine how to best position their investments to take advantage of the opportunities that may lie ahead. Nobody knows what the market will do in the future or what investments will turn out to be tomorrow's best performers. But from our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk over the long term. That is one reason why we believe that a municipal bond investment like your Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.


"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK OVER THE LONG TERM."


As an added convenience for you, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

As we noted in our last shareholder report, The St. Paul Travelers Companies, Inc., which had owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser), had sold a substantial portion of its stake in Nuveen. Since then, St. Paul has sold the balance of its shares to Nuveen Investments or to others. Please be assured that these transactions only affected Nuveen's corporate structure, and they do not have any impact on the investment objectives or management of your Fund.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.


Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

January 17, 2006

Nuveen Investments Maryland and Virginia Municipal Exchange-Traded Closed-End Funds (NMY, NFM, NZR, NWI, NPV, NGB, NNB)

Portfolio Manager's
        COMMENTS


Portfolio manager Paul Brennan discusses key investment strategies and the six-month performance of these seven Nuveen Funds. Paul, who has more than 16 years of investment experience, including 14 with Nuveen, has managed NMY and NPV since 1999; NFM, NZR, NGB and NNB since 2001; and NWI since 2002.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED NOVEMBER 30, 2005?

Over this period, shorter-term interest rates rose faster than longer-term rates. As a result, bond valuations generally declined and the yield curve flattened, meaning shorter-term rates approached the levels of longer-term rates. In this environment, one of our key strategies continued to be careful duration management. (Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.)

To help us maintain the Funds' durations within our preferred range, we selectively sold holdings with shorter durations, including pre-refunded bonds. When we sold these shorter duration bonds, we tried to reinvest the proceeds further out on the yield curve by looking for bonds that mature in 10 to 20 years. We believed that bonds with these maturities generally offered more attractive opportunities and the best values, and these purchases also helped to improve the Funds' overall call protection.

During the latter part of this reporting period we also found opportunities to sell some of our holdings that were purchased at relatively low yields and replace them with securities offering higher yields that could help to strengthen the Funds' income streams. While our main focus in redeploying proceeds was on the 10 to 20 year area of the yield curve, we also kept an opportunistic eye out for attractively priced longer-term bonds with maturities between 20 and 30 years.

In NFM, NZR, NWI and NNB, our duration management strategies also included the use of forward interest rate swaps, a type of derivative financial instrument. As discussed in our last shareholder report, we began using these swaps in late 2004 in an effort to reduce the interest rate risk in these Funds. These hedges were not an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce the duration (and the resulting price sensitivity) of these Funds without having a negative impact on their income streams or common share dividends over the short term. This hedging strategy was effective in achieving the intended goal of helping to reduce NFM's net asset value (NAV) volatility, and in June 2005, we removed the hedge from this Fund. The hedges on NZR, NWI and NNB remained in place as of November 30, 2005. During this reporting period, the hedges had a positive impact on the performance of these three Funds. As long-term interest rates rose, the value of the hedges increased while valuations of the Funds' holdings generally declined.

In addition to duration management, we continued to maintain weightings of bonds rated BBB or lower. These, lower-rated credits generally performed well during this period. However, as a result of higher demand, there were fewer opportunities to purchase additional lower-rated bonds for these Funds at attractive prices. The majority of our new purchases over this time were rated AAA or AA, reflecting the overall high credit quality of new issue supply. The increase in Maryland and Virginia municipal supply during this period helped us further diversify their portfolios with purchases in the public infrastructure and educational and healthcare facilities sectors.


HOW DID THE FUNDS PERFORM?

Individual results for these, as well as for relevant indexes and group averages, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 11/30/05

MARYLAND FUNDS             6-MONTH        1-YEAR          5-YEAR         10-YEAR
--------------------------------------------------------------------------------
NMY                        -0.51%         5.28%           7.91%          6.45%
--------------------------------------------------------------------------------
NFM                         0.19%         5.47%           NA             NA
--------------------------------------------------------------------------------
NZR                        -0.09%         5.26%           NA             NA
--------------------------------------------------------------------------------
NWI                        -0.16%         5.00%           NA             NA
--------------------------------------------------------------------------------
VIRGINIA FUNDS
--------------------------------------------------------------------------------
NPV                        -0.56%         4.69%           7.60%          6.77%
--------------------------------------------------------------------------------
NGB                         0.20%         6.69%           NA             NA
--------------------------------------------------------------------------------
NNB                        -0.08%         5.76%           NA             NA
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond
Index1                     0.36%          3.88%           5.93%          5.73%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
Average2                   -0.17%         5.49%           7.76%          6.43%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 43 funds; 1 year, 43 funds; 5 years, 18 funds; and 10 years, 18 funds. Fund and Lipper returns assume reinvestment of dividends. It should be noted that the performance of the Lipper Other States category represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

For the six months ended November 30, 2005, the cumulative returns on NAV for all seven of these Funds underperformed the return on the Lehman Brothers Municipal Bond Index. However, each of these Funds outperformed the index over the most recent 12-month period. NFM, NZR, NWI, NGB and NNB outperformed the average return for the Lipper Other States peer group, while NMY and NPV trailed this Lipper average. Please keep in mind that the Lipper Other States average represents the overall average of returns for funds from 10 different states displaying a variety of economic and municipal market conditions. We believe that makes direct comparisons between the returns of specific state funds with a multi-state group average less meaningful.

One of the factors affecting the Funds' six-month performance relative to that of the unleveraged Lehman Brothers index was the Funds' use of financial leverage. While leveraging provides opportunities for additional income and total returns for common shareholders when interest rates fall or remain consistently low (as has been the case over the past several years), this benefit is reduced when interest rates rise. With the increase in both short-term and long-term rates over this six-month period, the decline in value of the bonds in these Funds' portfolios was exacerbated by the effect of leveraging. In addition, the extent of the leverage benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. When short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, impacting the Funds' expenses, income streams and total returns. However, we remain convinced that leveraging is likely to benefit the performance of these Funds over the long term.

During this reporting period, all of the Funds benefited from their allocations of lower-quality credits, as bonds rated BBB or lower generally outperformed higher-rated quality sectors. As of November 30, 2005, the Maryland Funds had weightings in BBB, sub-investment grade, and non-rated bonds ranging from 15% to 18%. The Virginia Funds had allocations between 10% and 14%. NGB's return, in particular, was helped by its holding of B2 rated bonds issued for the Rockbridge County Horse Center. As the fundamentals of this borrower improved, their securities rose in price.

Among other lower-rated credits making contributions to the Funds' cumulative returns for this period were tobacco bonds backed by the 1998 master tobacco settlement agreement. Generally, supply/demand dynamics and an improved litigation environment drove tobacco bond prices higher. As of November 30, 2005, all of these Funds had between 1% and 4% of their portfolios in unenhanced, uninsured tobacco bonds.

Housing bonds and lower-rated hospital credits also contributed to the Funds' returns, with the housing and healthcare sectors ranking second and third, respectively, in terms of performance among the Lehman Brothers municipal revenue sectors for the period. Housing bonds, particularly those issued for multifamily housing, were among the best performing credits in the Funds' portfolios, as rising interest rates lessened the incidence and impact of prepayments and bond calls on these bonds.

Among the Funds' larger holdings that tended to underperform the general municipal market in the rising rate environment of this period were certain older pre-refunded bonds. Non-callable bonds also generally did not perform as well as callable bonds with comparable maturities. NMY also continued to hold approximately 1% (par value) of its portfolio in bonds issued by the Puerto Rico Ports Authority for American Airlines, which did not perform well during this period due to continued turmoil in the airline industry.


HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF NOVEMBER 30, 2005?

As of November 30, 2005, all of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 68% to 83%. Potential call exposure for the period from December 2005 through the end of 2007 ranged from zero to 4%, except for NMY which had 17%. NMY continued to hold most of these callable bonds during the period, in part due to their performance potential. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION


As noted, all seven of these Funds use leverage to potentially enhance opportunities for additional income for common shareholders. During periods of rising short-term interest rates, as was the case during this reporting period, leveraging expenses increase. As a result, NMY, NZR and NGB had one monthly common share dividend reduction over the six-month period ended November 30, 2005. The dividends of NFM, NWI, NPV and NNB remained stable throughout this reporting period. (On December 1, 2005, NMY and NPV announced monthly dividend reductions.)

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2005, all of the Funds in this report had positive UNII balances for both financial statement and tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                            11/30/05                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NMY                           -1.30%                             +4.06%
--------------------------------------------------------------------------------
NFM                           +0.27%                             +6.07%
--------------------------------------------------------------------------------
NZR                           +4.73%                             +3.55%
--------------------------------------------------------------------------------
NWI                           -3.19%                             -1.94%
--------------------------------------------------------------------------------
NPV                           +5.09%                            +10.05%
--------------------------------------------------------------------------------
NGB                           +2.45%                            +12.75%
--------------------------------------------------------------------------------
NNB                           +4.65%                             +8.65%
--------------------------------------------------------------------------------

Nuveen Maryland Premium Income Municipal Fund
NMY

Performance
     OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              47%
AA                               24%
A                                13%
BBB                              10%
BB or Lower                       4%
NR                                2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.076
Jan                            0.076
Feb                            0.076
Mar                            0.073
Apr                            0.073
May                            0.073
Jun                            0.069
Jul                            0.069
Aug                            0.069
Sep                           0.0655
Oct                           0.0655
Nov                           0.0655

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       16.18
                              16.02
                              16.25
                              16.49
                              16.45
                              16.28
                              16.1
                              16.17
                              16.45
                              16.3
                              16.53
                              16.27
                              16.28
                              16.45
                              16.35
                              16.56
                              16.4
                              16.62
                              16.46
                              16.37
                              16.34
                              16.48
                              15.98
                              16.2
                              16.53
                              16.38
                              16.33
                              16.16
                              16.2
                              16
                              16
                              15.85
                              15.97
                              15.98
                              16.2
                              16.17
                              16.21
                              16.68
                              16.25
                              16.25
                              16.07
                              15.88
                              15.99
                              16.04
                              16.05
                              16.11
                              16.15
                              16.35
                              16.33
                              16.1
                              16.05
                              16.16
                              16.04
                              16
                              16.04
                              15.96
                              15.81
                              16.2
                              16.49
                              16.57
                              16.59
                              16.27
                              16.3
                              16.1
                              16.15
                              16.08
                              16.01
                              16
                              16.1
                              16.2
                              15.96
                              16.25
                              16.25
                              16.24
                              16
                              15.9
                              15.75
                              15.6
                              15.31
                              14.79
                              14.64
                              14.8
                              15.17
                              15.3
                              15.21
                              15.3
                              15.36
                              15.49
                              15.62
                              15.5
                              15.44
                              15.24
                              15.18
                              15.28
                              15.09
                              15.19
                              15.23
                              15.26
                              15.13
                              15.01
                              15.07
                              15.16
                              15.08
                              15
                              15
                              14.98
                              15.1
                              15.17
                              15.22
                              15.12
                              15.33
                              15.55
                              15.57
                              15.45
                              15.57
                              15.63
                              15.85
                              16
                              16.01
                              15.91
                              15.99
                              15.97
                              15.8
                              15.78
                              15.77
                              15.78
                              15.75
                              15.76
                              15.8
                              15.78
                              15.62
                              15.63
                              15.65
                              15.65
                              15.78
                              15.75
                              15.65
                              15.57
                              15.65
                              15.53
                              15.69
                              15.63
                              15.68
                              15.72
                              15.73
                              15.84
                              15.84
                              15.98
                              16.1
                              15.99
                              15.84
                              15.85
                              15.69
                              15.69
                              15.69
                              15.64
                              15.61
                              15.57
                              15.63
                              15.58
                              15.64
                              15.58
                              15.68
                              15.58
                              15.59
                              15.47
                              15.59
                              15.59
                              15.59
                              15.6
                              15.62
                              15.83
                              16.01
                              16.12
                              15.9
                              16
                              16
                              15.95
                              15.64
                              15.7
                              15.83
                              15.83
                              15.8
                              15.81
                              15.79
                              15.9
                              15.91
                              16
                              15.81
                              15.94
                              16.01
                              15.86
                              16.05
                              16.13
                              16.1
                              15.86
                              15.94
                              16.05
                              16.02
                              15.93
                              15.93
                              15.81
                              15.93
                              15.78
                              15.8
                              15.68
                              15.5
                              15.29
                              15.26
                              15.28
                              15.32
                              15.38
                              15.4
                              15.36
                              15.58
                              15.54
                              15.52
                              15.4
                              15.46
                              15.48
                              15.39
                              15.21
                              15.09
                              15.05
                              15.08
                              15
                              14.95
                              15.46
                              15.3
                              15.18
                              14.92
                              14.99
                              15.01
                              14.99
                              15.05
                              15.1
                              15.1
                              14.92
                              14.95
                              15.16
                              14.85
                              14.94
                              14.75
                              14.69
                              14.67
                              14.69
                              14.36
                              14.49
                              14.39
                              14.28
                              14.25
                              14.3
                              14.52
                              14.43
11/30/05                      14.45


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.45
------------------------------------
Common Share
Net Asset Value               $14.64
------------------------------------
Premium/(Discount) to NAV     -1.30%
------------------------------------
Market Yield                   5.44%
------------------------------------
Taxable-Equivalent Yield1      7.94%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $155,477
------------------------------------
Average Effective Maturity
on Securities (Years)          15.82
------------------------------------
Leverage-Adjusted Duration      8.39
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -6.01%        -0.51%
------------------------------------
1-Year         -4.58%         5.28%
------------------------------------
5-Year          6.26%         7.91%
------------------------------------
10-Year         6.85%         6.45%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         23.0%
------------------------------------
Healthcare                     14.7%
------------------------------------
Education and Civic
Organizations                  13.2%
------------------------------------
Tax Obligation/Limited         13.1%
------------------------------------
U.S. Guaranteed                11.7%
------------------------------------
Housing/Multifamily            11.7%
------------------------------------
Utilities                       6.2%
------------------------------------
Other                           6.4%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Maryland Dividend Advantage Municipal Fund
NFM

Performance
     OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              45%
AA                               23%
A                                14%
BBB                              12%
BB or Lower                       1%
NR                                5%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0785
Jan                           0.0785
Feb                           0.0785
Mar                           0.0755
Apr                           0.0755
May                           0.0755
Jun                           0.0715
Jul                           0.0715
Aug                           0.0715
Sep                           0.0715
Oct                           0.0715
Nov                           0.0715

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       14.96
                              14.87
                              15.1
                              15.13
                              14.95
                              15.05
                              15.05
                              15.07
                              15.07
                              15
                              15.12
                              15.21
                              15.19
                              15.18
                              15.35
                              15.36
                              15.45
                              15.55
                              15.5
                              15.5
                              15.75
                              15.65
                              15.62
                              15.78
                              15.96
                              16
                              16.2
                              16.2
                              16.2
                              16.08
                              15.98
                              16.2
                              16.3
                              16.26
                              16.26
                              16.3
                              16.14
                              16.1
                              16.05
                              16.08
                              16.09
                              16.14
                              16.15
                              16.15
                              15.99
                              16.11
                              15.93
                              16.07
                              16.1
                              16.14
                              16.01
                              16.2
                              16.13
                              16.2
                              16.24
                              16.12
                              15.96
                              16.03
                              16.05
                              16
                              16.16
                              16.08
                              16.51
                              16.4
                              16.4
                              16.3
                              16.3
                              16.27
                              16.15
                              16.17
                              16.45
                              16.5
                              16.22
                              16.38
                              16.25
                              16.1
                              15.82
                              15.64
                              15.6
                              15.39
                              15.3
                              15.55
                              15.6
                              15.84
                              16
                              16.1
                              16.1
                              15.96
                              15.92
                              15.87
                              15.85
                              15.77
                              15.65
                              15.72
                              15.72
                              15.97
                              15.7
                              15.55
                              15.52
                              15.52
                              15.34
                              15.38
                              15.38
                              15.44
                              15.44
                              15.31
                              15.44
                              15.5
                              15.62
                              15.42
                              15.32
                              15.38
                              15.38
                              15.56
                              15.56
                              15.6
                              15.7
                              15.96
                              15.99
                              15.73
                              15.77
                              15.83
                              15.85
                              15.75
                              15.79
                              15.63
                              15.71
                              15.95
                              15.96
                              15.8
                              15.86
                              15.87
                              15.77
                              15.54
                              15.51
                              15.71
                              15.85
                              15.57
                              15.8
                              15.8
                              16.07
                              16.15
                              16.4
                              16.29
                              16.29
                              16.35
                              16.3
                              16.08
                              16.1
                              15.79
                              15.9
                              15.9
                              15.85
                              15.94
                              15.74
                              15.85
                              15.94
                              16.02
                              16.1
                              15.79
                              15.85
                              15.78
                              15.78
                              15.7
                              15.75
                              15.6
                              15.76
                              15.81
                              15.81
                              15.84
                              15.72
                              15.8
                              15.78
                              15.72
                              15.72
                              15.81
                              15.92
                              15.93
                              16.05
                              15.95
                              16.23
                              16.3
                              16.4
                              16.5
                              16.75
                              16.69
                              16.46
                              16.57
                              16.5
                              16.73
                              16.63
                              16.6
                              16.58
                              16.69
                              16.8
                              17.2
                              16.6
                              16.6
                              16.64
                              16.3
                              16.3
                              16.2
                              16.25
                              16.35
                              16.23
                              15.99
                              15.84
                              15.75
                              15.78
                              15.66
                              15.73
                              15.7
                              15.61
                              15.92
                              15.99
                              15.9
                              15.93
                              15.95
                              15.99
                              15.99
                              15.71
                              15.6
                              15.6
                              15.89
                              15.75
                              15.9
                              15.75
                              15.75
                              15.76
                              15.9
                              15.8
                              15.83
                              15.6
                              15.58
                              15.65
                              15.6
                              15.65
                              15.33
                              15.25
                              15.53
                              15.5
                              15.5
                              15.41
                              15.36
                              15.2
                              15.06
                              14.9
                              14.75
                              14.7
                              14.84
                              14.61
                              14.74
                              14.67
                              14.91
11/30/05                      14.77


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.77
------------------------------------
Common Share
Net Asset Value               $14.73
------------------------------------
Premium/(Discount) to NAV      0.27%
------------------------------------
Market Yield                   5.81%
------------------------------------
Taxable-Equivalent Yield1      8.48%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $61,387
------------------------------------
Average Effective Maturity
on Securities (Years)          18.47
------------------------------------
Leverage-Adjusted Duration      7.80
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/23/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -2.91%         0.19%
------------------------------------
1-Year          3.75%         5.47%
------------------------------------
Since
Inception       5.33%         6.65%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         26.5%
------------------------------------
Healthcare                     17.0%
------------------------------------
Tax Obligation/Limited         12.4%
------------------------------------
Housing/Multifamily            12.3%
------------------------------------
U.S. Guaranteed                12.2%
------------------------------------
Education and Civic
Organizations                   8.7%
------------------------------------
Other                          10.9%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Maryland Dividend Advantage Municipal Fund 2
NZR

Performance
      OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              50%
AA                               26%
A                                 9%
BBB                              10%
BB or Lower                       1%
NR                                4%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.073
Jan                            0.073
Feb                            0.073
Mar                            0.073
Apr                            0.073
May                            0.073
Jun                            0.073
Jul                            0.073
Aug                            0.073
Sep                           0.0695
Oct                           0.0695
Nov                           0.0695

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       15.25
                              15.25
                              15.22
                              15.32
                              15.27
                              15.29
                              15.38
                              15.19
                              15.02
                              15.14
                              15.17
                              15.3
                              15.3
                              15.35
                              15.29
                              15.1
                              15.3
                              15.3
                              15.6
                              15.75
                              15.98
                              16.09
                              15.95
                              16.12
                              15.9
                              15.82
                              15.99
                              15.96
                              15.96
                              15.95
                              15.75
                              15.42
                              15.51
                              15.35
                              15.37
                              15.38
                              15.31
                              15.25
                              15.35
                              15.41
                              15.37
                              15.4
                              15.45
                              15.9
                              15.88
                              16
                              15.74
                              15.83
                              15.84
                              15.73
                              15.65
                              15.75
                              15.45
                              15.35
                              15.3
                              15.01
                              15.01
                              15.03
                              15.01
                              15.01
                              15.22
                              15.25
                              15.31
                              15.28
                              15.28
                              15.24
                              15.41
                              15.41
                              15.07
                              15.09
                              14.9
                              14.94
                              14.87
                              15.13
                              15.12
                              15.13
                              15.46
                              15.06
                              15.06
                              15.2
                              15.1
                              15.1
                              15.38
                              15.6
                              15.48
                              15.38
                              15.65
                              15.75
                              15.75
                              15.74
                              15.31
                              15.2
                              15.35
                              15.29
                              15.4
                              15.25
                              15.23
                              14.73
                              14.89
                              14.83
                              14.55
                              14.67
                              14.73
                              14.74
                              14.74
                              14.7
                              14.78
                              14.84
                              15.01
                              15.06
                              15.18
                              15.28
                              15.3
                              15.22
                              15.21
                              15.35
                              15.35
                              15.37
                              15.36
                              15.52
                              15.45
                              15.18
                              15.26
                              15.29
                              15.2
                              15.41
                              15.51
                              15.42
                              15.55
                              15.5
                              15.47
                              15.6
                              15.46
                              15.41
                              15.3
                              15.43
                              15.38
                              15.53
                              15.87
                              15.52
                              15.53
                              15.73
                              15.94
                              15.93
                              16.11
                              15.8
                              15.98
                              15.89
                              16.39
                              16.6
                              16.45
                              16
                              15.93
                              15.96
                              16.07
                              16.23
                              15.88
                              16.04
                              15.96
                              16.19
                              16.1
                              16.23
                              16.02
                              15.76
                              15.54
                              15.68
                              15.69
                              15.61
                              15.61
                              15.47
                              15.4
                              15.35
                              15.49
                              15.5
                              15.64
                              15.75
                              15.86
                              15.8
                              15.85
                              15.88
                              16.2
                              16.17
                              16.17
                              15.85
                              15.86
                              15.85
                              15.93
                              15.77
                              15.8
                              16.18
                              16.14
                              16.14
                              16
                              15.96
                              16.07
                              16.13
                              16.05
                              16
                              16.07
                              15.79
                              15.99
                              15.99
                              15.8
                              16.11
                              16.19
                              16.3
                              16.11
                              16
                              15.95
                              16.09
                              15.91
                              15.93
                              15.9
                              15.98
                              16.05
                              16.05
                              16
                              16.12
                              15.93
                              15.89
                              15.7
                              15.78
                              15.65
                              15.59
                              15.6
                              15.3
                              15.23
                              15.55
                              15.45
                              15.35
                              15.08
                              15.3
                              15.46
                              15.55
                              15.49
                              15.54
                              15.65
                              15.8
                              15.8
                              16
                              16.1
                              16.1
                              15.95
                              15.9
                              15.7
                              15.78
                              15.51
                              15.6
                              15.47
                              15.45
                              15.4
                              15.4
                              15.49
                              15.32
11/30/05                      15.72

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.72
------------------------------------
Common Share
Net Asset Value               $15.01
------------------------------------
Premium/(Discount) to NAV      4.73%
------------------------------------
Market Yield                   5.31%
------------------------------------
Taxable-Equivalent Yield1      7.75%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $62,707
------------------------------------
Average Effective Maturity
on Securities (Years)          16.95
------------------------------------
Leverage-Adjusted Duration      8.05
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.80%        -0.09%
------------------------------------
1-Year         10.08%         5.26%
------------------------------------
Since
Inception       6.91%         6.96%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         27.9%
------------------------------------
U.S. Guaranteed                15.1%
------------------------------------
Healthcare                     14.2%
------------------------------------
Tax Obligation/Limited         12.7%
------------------------------------
Education and Civic
Organizations                  10.5%
------------------------------------
Housing/Multifamily             9.2%
------------------------------------
Other                          10.4%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0616 per share.

Nuveen Maryland Dividend Advantage Municipal Fund 3
NWI

Performance
      OVERVIEW As of November 30, 2005

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              39%
AA                               37%
A                                 7%
BBB                              12%
BB or Lower                       1%
NR                                4%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0655
Jan                           0.0655
Feb                           0.0655
Mar                           0.0625
Apr                           0.0625
May                           0.0625
Jun                           0.0595
Jul                           0.0595
Aug                           0.0595
Sep                           0.0595
Oct                           0.0595
Nov                           0.0595

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       13.55
                              13.47
                              13.55
                              13.55
                              13.8
                              13.68
                              13.68
                              13.85
                              13.72
                              13.61
                              13.6
                              13.69
                              13.41
                              13.5
                              13.57
                              13.66
                              13.67
                              13.4
                              13.58
                              13.46
                              13.71
                              13.66
                              14
                              14.18
                              14.28
                              14.42
                              14.52
                              14.4
                              14.33
                              14.28
                              14.2
                              14.3
                              14.28
                              14.15
                              13.87
                              14.2
                              14.2
                              14.05
                              14.15
                              14.2
                              14.2
                              14.29
                              14.63
                              14.65
                              14.62
                              14.71
                              14.55
                              14.54
                              14.51
                              14.47
                              14.42
                              14.6
                              14.6
                              14.5
                              14.5
                              14.17
                              14.19
                              14.65
                              14.5
                              14.6
                              14.59
                              14.65
                              14.7
                              14.6
                              14.57
                              14.55
                              14.57
                              14.22
                              14.25
                              14.16
                              14.55
                              14.37
                              13.99
                              13.76
                              13.8
                              13.75
                              13.93
                              13.71
                              13.93
                              13.72
                              13.89
                              13.78
                              13.98
                              14.15
                              14.03
                              14.14
                              14.15
                              14.2
                              14.2
                              14.02
                              14.13
                              14.18
                              14.1
                              13.94
                              14.21
                              14.06
                              14.04
                              14.04
                              13.84
                              13.89
                              13.81
                              14.19
                              14.16
                              14.06
                              14.06
                              14.13
                              14.07
                              14.13
                              14.35
                              14.14
                              14.35
                              14.21
                              14.5
                              14.4
                              14.4
                              14.55
                              14.7
                              14.65
                              14.5
                              14.45
                              14.25
                              14.53
                              14.37
                              14.43
                              14.36
                              14.4
                              14.38
                              14.47
                              14.54
                              14.2
                              14.31
                              14.2
                              14.26
                              14.23
                              14.16
                              14.08
                              14.14
                              14.25
                              14.41
                              14.45
                              14.42
                              14.48
                              14.69
                              14.61
                              14.55
                              14.55
                              14.65
                              14.56
                              14.67
                              14.76
                              14.5
                              14.66
                              14.63
                              14.51
                              14.53
                              14.4
                              14.27
                              14.35
                              14.11
                              14.03
                              14.02
                              14.1
                              14.15
                              14.44
                              14.36
                              14.4
                              14.39
                              14.45
                              14.45
                              14.5
                              14.4
                              14.5
                              14.49
                              14.41
                              14.32
                              14.55
                              14.32
                              14.27
                              14.54
                              14.46
                              14.55
                              14.42
                              14.29
                              14.55
                              14.31
                              14.36
                              14.57
                              14.67
                              14.8
                              14.59
                              14.52
                              14.52
                              14.5
                              14.49
                              14.48
                              14.55
                              14.56
                              14.55
                              14.54
                              14.67
                              14.49
                              14.4
                              14.12
                              14.3
                              14.53
                              14.75
                              14.81
                              14.82
                              14.68
                              14.64
                              14.63
                              14.37
                              14.66
                              14.66
                              14.62
                              14.62
                              14.55
                              14.5
                              14.44
                              14.41
                              14.24
                              14.17
                              14.1
                              14.19
                              14.12
                              14.04
                              14.01
                              14.12
                              14.25
                              14.31
                              14.35
                              14.1
                              14.1
                              14.27
                              14.41
                              14.4
                              14.04
                              14.26
                              14.32
                              14.48
                              14.14
                              14
                              14.01
                              14
                              14.29
                              14.07
                              14.3
                              14.1
                              14.1
                              14.06
                              13.97
                              14
                              14.04
                              14.09
11/30/05                      13.98

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.98
------------------------------------
Common Share
Net Asset Value               $14.44
------------------------------------
Premium/(Discount) to NAV     -3.19%
------------------------------------
Market Yield                   5.11%
------------------------------------
Taxable-Equivalent Yield1      7.46%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $77,409
------------------------------------
Average Effective Maturity
on Securities (Years)          17.58
------------------------------------
Leverage-Adjusted Duration      8.27
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.49%        -0.16%
------------------------------------
1-Year          8.36%         5.00%
------------------------------------
Since
Inception       3.13%         5.59%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.4%
------------------------------------
Tax Obligation/General         21.5%
------------------------------------
U.S. Guaranteed                13.6%
------------------------------------
Healthcare                     12.0%
------------------------------------
Housing/Multifamily             9.6%
------------------------------------
Education and Civic
Organizations                   8.3%
------------------------------------
Other                          12.6%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0076 per share.

Nuveen Virginia Premium Income Municipal Fund
NPV

Performance
     OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              52%
AA                               31%
A                                 7%
BBB                               6%
BB or Lower                       1%
NR                                3%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.076
Jan                            0.076
Feb                            0.076
Mar                            0.073
Apr                            0.073
May                            0.073
Jun                            0.069
Jul                            0.069
Aug                            0.069
Sep                            0.069
Oct                            0.069
Nov                            0.069

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       17.52
                              17.5
                              17.5
                              17.69
                              17.82
                              17.72
                              17.68
                              17.99
                              17.9
                              17.95
                              17.81
                              17.5
                              17.7
                              17.92
                              17.89
                              17.78
                              17.7
                              17.4
                              17.32
                              17.7
                              17.42
                              17.57
                              17.75
                              17.65
                              17.7
                              17.73
                              17.67
                              17.72
                              17.75
                              17.81
                              17.53
                              17.6
                              17.9
                              17.91
                              17.75
                              17.65
                              17.61
                              17.55
                              17.5
                              17.51
                              17.42
                              17.55
                              17.8
                              17.75
                              17.78
                              17.9
                              18.2
                              17.9
                              18.01
                              17.85
                              18
                              18.37
                              17.92
                              17.82
                              17.65
                              17.55
                              17.67
                              17.39
                              17.58
                              17.56
                              17.62
                              17.55
                              17.7
                              17.77
                              17.64
                              17.64
                              17.58
                              17.51
                              17.73
                              17.83
                              17.52
                              17.64
                              17.53
                              17.25
                              17.23
                              17.15
                              17.15
                              16.76
                              16.6
                              16.6
                              16.75
                              16.6
                              16.57
                              16.5
                              16.32
                              16.5
                              16.5
                              16.54
                              16.55
                              16.46
                              16.5
                              16.55
                              16.5
                              16.37
                              16.55
                              16.65
                              16.5
                              16.49
                              16.51
                              16.52
                              16.32
                              16.52
                              16.45
                              16.51
                              16.51
                              16.62
                              16.66
                              16.7
                              16.96
                              16.79
                              16.56
                              16.97
                              17.15
                              17.18
                              17.18
                              17.32
                              17.54
                              17.63
                              17.77
                              17.76
                              17.76
                              18
                              17.45
                              17.29
                              17.4
                              17.65
                              17.68
                              17.88
                              18
                              18.02
                              18.02
                              18.03
                              18.07
                              18.07
                              17.95
                              17.95
                              17.81
                              17.4
                              17.39
                              17.28
                              17.4
                              17.47
                              17.33
                              17.34
                              17.44
                              17.39
                              17.4
                              17.51
                              17.91
                              17.85
                              17.87
                              17.69
                              17.95
                              18.1
                              17.91
                              17.45
                              17.3
                              17.12
                              17.13
                              17.02
                              17.06
                              16.85
                              16.75
                              16.72
                              16.8
                              16.78
                              16.94
                              17.09
                              17.09
                              16.95
                              16.92
                              16.81
                              16.87
                              16.93
                              16.94
                              16.92
                              16.96
                              16.78
                              16.86
                              16.85
                              16.89
                              16.59
                              16.75
                              16.66
                              16.65
                              16.7
                              16.85
                              16.94
                              17.19
                              17.49
                              17.23
                              17.29
                              17.22
                              17.44
                              17.4
                              17.26
                              17.56
                              17.42
                              17.53
                              17.49
                              17.53
                              17.57
                              17.5
                              17.35
                              17.3
                              17.2
                              17.05
                              16.79
                              16.63
                              16.62
                              16.98
                              17
                              17.1
                              17.45
                              17.35
                              17.52
                              17.55
                              17.7
                              17.55
                              17.9
                              17.88
                              17.6
                              17.6
                              17.58
                              17.7
                              17.53
                              17.07
                              17.18
                              17.09
                              17.25
                              17
                              17.12
                              17.1
                              16.98
                              16.95
                              16.65
                              16.99
                              16.8
                              16.96
                              16.82
                              16.82
                              16.73
                              16.85
                              16.65
                              16.5
                              16.43
                              16.47
                              16.45
                              16.14
                              16.1
                              16
                              16.12
                              16.11
                              16.19
11/30/05                      16.1

FUND SNAPSHOT
------------------------------------
Common Share Price            $16.10
------------------------------------
Common Share
Net Asset Value               $15.32
------------------------------------
Premium/(Discount) to NAV      5.09%
------------------------------------
Market Yield                   5.14%
------------------------------------
Taxable-Equivalent Yield1      7.56%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $136,113
------------------------------------
Average Effective Maturity
on Securities (Years)          15.81
------------------------------------
Leverage-Adjusted Duration      8.31
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -6.55%        -0.56%
------------------------------------
1-Year         -4.10%         4.69%
------------------------------------
5-Year          7.75%         7.60%
------------------------------------
10-Year         7.62%         6.77%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.7%
------------------------------------
Tax Obligation/General         18.5%
------------------------------------
Healthcare                     11.7%
------------------------------------
U.S. Guaranteed                 9.4%
------------------------------------
Transportation                  8.4%
------------------------------------
Utilities                       8.0%
------------------------------------
Education and Civic
Organizations                   6.7%
------------------------------------
Water and Sewer                 5.7%
------------------------------------
Other                           8.9%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Virginia Dividend Advantage Municipal Fund
NGB

Performance
      OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              50%
AA                               28%
A                                 8%
BBB                               5%
BB or Lower                       4%
NR                                5%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0785
Jan                           0.0785
Feb                           0.0785
Mar                           0.0755
Apr                           0.0755
May                           0.0755
Jun                           0.0755
Jul                           0.0755
Aug                           0.0755
Sep                            0.072
Oct                            0.072
Nov                            0.072

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       17.34
                              17.06
                              17.1
                              16.95
                              17.1
                              17.26
                              17.56
                              17.64
                              17.43
                              17.49
                              17.25
                              17.26
                              17.26
                              17.15
                              17.15
                              17.15
                              17.19
                              17.27
                              17.21
                              17.15
                              17.99
                              17.83
                              17.75
                              17.9
                              17.84
                              17.85
                              18
                              17.67
                              17.51
                              17.17
                              16.97
                              17.1
                              17.2
                              18.15
                              18.1
                              18
                              18.01
                              17.75
                              17.47
                              17.55
                              17.5
                              17.48
                              17.4
                              17.42
                              17.4
                              17.59
                              18.15
                              18.14
                              17.94
                              17.9
                              18.2
                              18.1
                              18
                              17.93
                              17.75
                              17.7
                              17.25
                              17.22
                              17.25
                              17.45
                              17.66
                              17.58
                              17.32
                              17.32
                              17.8
                              18.1
                              18
                              17.92
                              17.87
                              17.87
                              17.74
                              17.21
                              17.21
                              17
                              17.36
                              17.59
                              17.85
                              17.5
                              17.4
                              17.55
                              17.56
                              17.56
                              17.56
                              17.48
                              17.53
                              17.4
                              17.39
                              17.43
                              17.43
                              17.36
                              17.5
                              17.5
                              17.39
                              17.2
                              17.2
                              17.11
                              17.04
                              17.15
                              17.15
                              17.35
                              17.12
                              17.05
                              17.05
                              16.88
                              16.88
                              16.96
                              16.86
                              16.86
                              17.34
                              17.34
                              17.44
                              17.43
                              17.51
                              17.44
                              17.35
                              17.37
                              17.37
                              17.37
                              17.37
                              17.42
                              18
                              17.59
                              17.29
                              17.4
                              17.2
                              16.99
                              17.05
                              17.15
                              17.25
                              17.2
                              17.15
                              17.2
                              17.2
                              17
                              17.01
                              17.1
                              17.18
                              17.18
                              17.3
                              17.24
                              17.15
                              17.47
                              17.47
                              17.47
                              17.4
                              17.36
                              17.35
                              17.22
                              17.34
                              17.94
                              17.6
                              17.72
                              17.93
                              17.98
                              17.98
                              17.89
                              17.99
                              17.99
                              18.13
                              18.2
                              18.2
                              18.06
                              18.51
                              18.42
                              18.4
                              18.6
                              18.76
                              18.8
                              18.8
                              19
                              18.98
                              18.85
                              18.56
                              18.72
                              18.82
                              18.93
                              18.7
                              17.77
                              17.8
                              17.31
                              17.51
                              17.6
                              17.63
                              17.63
                              17.71
                              17.57
                              17.53
                              17.83
                              18.05
                              18
                              18.05
                              18.15
                              18.2
                              18.25
                              18.25
                              18.17
                              18.41
                              18.41
                              18.41
                              18.41
                              18.38
                              18.09
                              18
                              17.72
                              17.69
                              17.67
                              17.47
                              17.46
                              17.31
                              17.31
                              17.25
                              17.25
                              17.61
                              17.77
                              17.85
                              17.55
                              17.55
                              17.55
                              17.64
                              17.32
                              17.23
                              17.34
                              17.34
                              17.4
                              17.22
                              17.37
                              16.62
                              16.75
                              16.79
                              16.75
                              16.71
                              16.51
                              16.45
                              16.3
                              16.41
                              16.29
                              16.25
                              16.04
                              15.81
                              15.6
                              15.86
                              15.33
                              15.4
                              15.36
                              15.4
                              15.68
                              15.33
                              15.34
                              15.41
                              15.1
                              15.15
                              15.15
                              15.24
                              15.35
11/30/05                      15.48


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.48
------------------------------------
Common Share
Net Asset Value               $15.11
------------------------------------
Premium/(Discount) to NAV      2.45%
------------------------------------
Market Yield                   5.58%
------------------------------------
Taxable-Equivalent Yield1      8.21%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $47,222
------------------------------------
Average Effective Maturity
on Securities (Years)          15.76
------------------------------------
Leverage-Adjusted Duration      8.11
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/26/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -6.53%         0.20%
------------------------------------
1-Year         -6.02%         6.69%
------------------------------------
Since
Inception       6.23%         7.24%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         20.8%
------------------------------------
Tax Obligation/Limited         15.4%
------------------------------------
Transportation                 15.2%
------------------------------------
U.S. Guaranteed                15.0%
------------------------------------
Education and Civic
Organizations                   9.4%
------------------------------------
Healthcare                      7.2%
------------------------------------
Consumer Staples                3.2%
------------------------------------
Other                          13.8%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Virginia Dividend Advantage Municipal Fund 2
NNB

Performance
      OVERVIEW As of November 30, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              48%
AA                               34%
A                                 7%
BBB                               5%
BB or Lower                       2%
NR                                4%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.0715
Apr                           0.0715
May                           0.0715
Jun                           0.0715
Jul                           0.0715
Aug                           0.0715
Sep                           0.0715
Oct                           0.0715
Nov                           0.0715

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/04                       15.8
                              15.77
                              16
                              16.03
                              16.12
                              16.45
                              16.44
                              16.43
                              16.03
                              16.25
                              16.28
                              16.28
                              16.45
                              16.5
                              16.55
                              16.7
                              16.7
                              16.85
                              17.04
                              17.24
                              17.03
                              17.14
                              17.01
                              17.25
                              17.1
                              17
                              16.57
                              16.53
                              16.65
                              16.61
                              16.32
                              16.55
                              16.8
                              17
                              17
                              16.92
                              16.75
                              16.35
                              16.36
                              16.44
                              16.44
                              16.44
                              16.47
                              16.65
                              16.54
                              16.71
                              16.93
                              16.8
                              16.79
                              17
                              17.3
                              17.1
                              16.7
                              16.69
                              16.73
                              16.5
                              16.6
                              16.31
                              16.36
                              16.34
                              16.6
                              17.03
                              16.8
                              16.7
                              16.7
                              17
                              17.1
                              17.08
                              16.72
                              16.64
                              16.39
                              16.15
                              16.04
                              16.09
                              16.2
                              16.11
                              15.86
                              16
                              15.8
                              15.9
                              16.01
                              15.88
                              16.11
                              16.45
                              16.47
                              16.35
                              16
                              16
                              16.06
                              16.4
                              16.3
                              16.16
                              16.05
                              15.93
                              16.25
                              16.4
                              16.28
                              16.35
                              16.39
                              16.4
                              16.15
                              16.5
                              16.74
                              16.75
                              16.75
                              16.9
                              16.89
                              16.89
                              16.72
                              16.79
                              16.88
                              16.83
                              16.7
                              16.43
                              16.42
                              16.8
                              16.64
                              16.6
                              16.65
                              16.65
                              16.85
                              16.8
                              16.65
                              16.87
                              16.74
                              16.74
                              16.96
                              16.59
                              16.64
                              16.65
                              16.63
                              16.7
                              16.66
                              16.6
                              16.71
                              16.69
                              16.89
                              16.85
                              16.78
                              16.82
                              16.81
                              17
                              16.99
                              17
                              17.03
                              17
                              17.3
                              17.4
                              16.95
                              17.11
                              17.32
                              17.15
                              17.2
                              17.3
                              17.16
                              17.2
                              17.15
                              17.2
                              17.2
                              17.15
                              17.08
                              17.11
                              17.2
                              17.25
                              17.39
                              17.38
                              17.2
                              17.28
                              17.28
                              17.32
                              17.11
                              16.84
                              16.95
                              17.17
                              17.31
                              17.31
                              17.36
                              17.15
                              17.2
                              17.4
                              17.6
                              17.3
                              17.32
                              17.2
                              17.1
                              17.11
                              17.12
                              17.15
                              17.32
                              17.49
                              17.21
                              17.13
                              17.22
                              17.38
                              17.5
                              17.5
                              17.45
                              17.44
                              17.19
                              17.14
                              17.14
                              16.95
                              16.97
                              17
                              16.75
                              16.8
                              16.65
                              16.2
                              16.25
                              16.3
                              16.67
                              17
                              17.2
                              17.08
                              17.07
                              17.07
                              17.09
                              16.98
                              16.84
                              17
                              16.8
                              16.77
                              16.71
                              16.81
                              16.51
                              16.4
                              16.5
                              16.63
                              16.65
                              16.6
                              16.65
                              16.45
                              16.65
                              16.52
                              16.58
                              16.6
                              16.63
                              16.63
                              16.55
                              16.3
                              16.3
                              16.17
                              16.22
                              16.19
                              15.95
                              15.95
                              15.88
                              15.96
                              16
                              15.95
                              15.89
                              15.89
                              15.95
                              15.97
11/30/05                      15.97


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.97
------------------------------------
Common Share
Net Asset Value               $15.26
------------------------------------
Premium/(Discount) to NAV      4.65%
------------------------------------
Market Yield                   5.37%
------------------------------------
Taxable-Equivalent Yield1      7.90%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $87,169
------------------------------------
Average Effective Maturity
on Securities (Years)          16.88
------------------------------------
Leverage-Adjusted Duration      8.24
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -2.14%        -0.08%
------------------------------------
1-Year          7.85%         5.76%
------------------------------------
Since
Inception       7.46%         7.75%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         26.5%
------------------------------------
Tax Obligation/Limited         18.1%
------------------------------------
Healthcare                     11.9%
------------------------------------
Water and Sewer                10.4%
------------------------------------
U.S. Guaranteed                 8.3%
------------------------------------
Housing/Single Family           6.1%
------------------------------------
Education and Civic
Organizations                   6.0%
------------------------------------
Other                          12.7%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.1878 per share.

Shareholder
        MEETING REPORT

Approval of the new investment management agreement was the proposal voted upon at the July 26, 2005 shareholder meeting held at The Northern Trust Bank. Approval of the Board Members was the proposal voted upon at the November 15, 2005 shareholder meeting held at the offices of Nuveen Investments.

                                                  NMY                            NFM                               NZR
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                               Common and                            Common and                          Common and
                            MuniPreferred                         MuniPreferred                       MuniPreferred
                            shares voting                         shares voting                       shares voting
                                 together                              together                            together
                               as a class                            as a class                          as a class
------------------------------------------------------------------------------------------------------------------------------------
    For                         9,902,065                            3,936,993                            4,053,632
    Against                       102,803                               54,099                               44,514
    Abstain                       108,945                               40,341                               43,726
------------------------------------------------------------------------------------------------------------------------------------
    Total                      10,113,813                            4,031,433                            4,141,872
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                               Common and                            Common and                          Common and
                            MuniPreferred      MuniPreferred      MuniPreferred      MuniPreferred    MuniPreferred    MuniPreferred
                            shares voting      shares voting      shares voting      shares voting    shares voting    shares voting
                                 together           together           together           together         together         together
                               as a class         as a class         as a class         as a class       as a class       as a class
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
    For                         9,954,427                 --          3,985,338                 --        4,062,754               --
    Withhold                       72,622                 --             35,446                 --           66,868               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                      10,027,049                 --          4,020,784                 --        4,129,622               --
====================================================================================================================================
Lawrence H. Brown
    For                         9,955,477                 --          3,982,388                 --        4,057,496               --
    Withhold                       71,572                 --             38,396                 --           72,126               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                      10,027,049                 --          4,020,784                 --        4,129,622               --
====================================================================================================================================
Jack B. Evans
    For                         9,954,291                 --          3,985,738                 --        4,066,653               --
    Withhold                       72,758                 --             35,046                 --           62,969               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                      10,027,049                 --          4,020,784                 --        4,129,622               --
====================================================================================================================================
William C. Hunter
    For                         9,955,477                 --          3,985,738                 --        4,067,253               --
    Withhold                       71,572                 --             35,046                 --           62,369               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                      10,027,049                 --          4,020,784                 --        4,129,622               --
====================================================================================================================================
David J. Kundert
    For                         9,955,477                 --          3,985,738                 --        4,066,953               --
    Withhold                       71,572                 --             35,046                 --           62,669               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                      10,027,049                 --          4,020,784                 --        4,129,622               --
====================================================================================================================================
William J. Schneider
    For                                 --             3,051                  --             1,210                --           1,263
    Withhold                            --                 2                  --                 6                --              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                               --             3,053                  --             1,216                --           1,263
====================================================================================================================================
Timothy R. Schwertfeger
    For                                 --             3,051                  --             1,210                --           1,263
    Withhold                            --                 2                  --                 6                --              --
------------------------------------------------------------------------------------------------------------------------------------
    Total                               --             3,053                  --             1,216                --           1,263
====================================================================================================================================
Judith M. Stockdale
    For                         9,949,441                 --          3,984,621                 --        4,063,353               --
    Withhold                       77,608                 --             36,163                 --           66,269               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                      10,027,049                 --          4,020,784                 --        4,129,622               --
====================================================================================================================================
Eugene S. Sunshine
    For                         9,948,285                 --          3,985,738                 --        4,066,853               --
    Withhold                       78,764                 --             35,046                 --           62,769               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                      10,027,049                 --          4,020,784                 --        4,129,622               --
====================================================================================================================================

                                               NWI                              NPV                                NGB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                               Common and                            Common and                          Common and
                            MuniPreferred                         MuniPreferred                       MuniPreferred
                            shares voting                         shares voting                       shares voting
                                 together                              together                            together
                               as a class                            as a class                          as a class
------------------------------------------------------------------------------------------------------------------------------------
    For                         5,250,246                             8,207,985                           3,036,353
    Against                        31,607                                72,829                              31,828
    Abstain                        45,160                                76,077                              21,285
------------------------------------------------------------------------------------------------------------------------------------
    Total                       5,327,013                             8,356,891                           3,089,466
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                               Common and                            Common and                          Common and
                            MuniPreferred      MuniPreferred      MuniPreferred      MuniPreferred    MuniPreferred    MuniPreferred
                            shares voting      shares voting      shares voting      shares voting    shares voting    shares voting
                                 together           together           together           together         together         together
                               as a class         as a class         as a class         as a class       as a class       as a class
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
    For                         5,268,877                 --          8,273,602                 --        3,042,550               --
    Withhold                       31,934                 --             73,234                 --           32,381               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                       5,300,811                 --          8,346,836                 --        3,074,931               --
====================================================================================================================================
Lawrence H. Brown
    For                         5,269,258                 --          8,266,606                 --        3,039,884               --
    Withhold                       31,553                 --             80,230                 --           35,047               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                       5,300,811                 --          8,346,836                 --        3,074,931               --
====================================================================================================================================
Jack B. Evans
    For                         5,272,214                 --          8,272,035                 --        3,042,561               --
    Withhold                       28,597                 --             74,801                 --           32,370               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                       5,300,811                 --          8,346,836                 --        3,074,931               --
====================================================================================================================================
William C. Hunter
    For                         5,273,714                 --          8,272,488                 --        3,040,767               --
    Withhold                       27,097                 --             74,348                 --           34,164               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                       5,300,811                 --          8,346,836                 --        3,074,931               --
====================================================================================================================================
David J. Kundert
    For                         5,273,714                 --          8,270,625                 --        3,042,550               --
    Withhold                       27,097                 --             76,211                 --           32,381               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                       5,300,811                 --          8,346,836                 --        3,074,931               --
====================================================================================================================================
William J. Schneider
    For                                 --             1,523                  --             2,211                --             837
    Withhold                            --                 --                  --                 6                --              2
------------------------------------------------------------------------------------------------------------------------------------
    Total                               --             1,523                  --             2,217                --             839
====================================================================================================================================
Timothy R. Schwertfeger
    For                                 --             1,523                  --             2,211                --             837
    Withhold                            --                 --                  --                 6                --              2
------------------------------------------------------------------------------------------------------------------------------------
    Total                               --             1,523                  --             2,217                --             839
====================================================================================================================================
Judith M. Stockdale
    For                         5,270,914                 --          8,268,876                 --        3,040,767               --
    Withhold                       29,897                 --             77,960                 --           34,164               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                       5,300,811                 --          8,346,836                 --        3,074,931               --
====================================================================================================================================
Eugene S. Sunshine
    For                         5,272,214                 --          8,268,128                 --        3,040,767               --
    Withhold                       28,597                 --             78,708                 --           34,164               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                       5,300,811                 --          8,346,836                 --        3,074,931               --
====================================================================================================================================

Shareholder
    MEETING REPORT (continued)

                                                                                                                   NNB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                                                                                         Common and
                                                                                                      MuniPreferred
                                                                                                      shares voting
                                                                                                           together
                                                                                                         as a class
------------------------------------------------------------------------------------------------------------------------------------
    For                                                                                                   5,547,715
    Against                                                                                                  28,297
    Abstain                                                                                                  47,318
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                                 5,623,330
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                                                         Common and
                                                                                                      MuniPreferred    MuniPreferred
                                                                                                      shares voting    shares voting
                                                                                                           together         together
                                                                                                         as a class       as a class
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner
    For                                                                                                   5,590,811               --
    Withhold                                                                                                 41,225               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                                 5,632,036               --
====================================================================================================================================
Lawrence H. Brown
    For                                                                                                   5,592,411               --
    Withhold                                                                                                 39,625               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                                 5,632,036               --
------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans
    For                                                                                                   5,588,411               --
    Withhold                                                                                                 43,625               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                                 5,632,036               --
====================================================================================================================================
William C. Hunter
    For                                                                                                   5,592,411               --
    Withhold                                                                                                 39,625               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                                 5,632,036               --
====================================================================================================================================
David J. Kundert
    For                                                                                                   5,590,241               --
    Withhold                                                                                                 41,795               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                                 5,632,036               --
====================================================================================================================================
William J. Schneider
    For                                                                                                          --            1,642
    Withhold                                                                                                     --               13
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                                        --            1,655
====================================================================================================================================
Timothy R. Schwertfeger
    For                                                                                                          --            1,642
    Withhold                                                                                                     --               13
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                                        --            1,655
====================================================================================================================================
Judith M. Stockdale
    For                                                                                                   5,592,411               --
    Withhold                                                                                                 39,625               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                                 5,632,036               --
====================================================================================================================================
Eugene S. Sunshine
    For                                                                                                   5,592,411               --
    Withhold                                                                                                 39,625               --
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                                 5,632,036               --
====================================================================================================================================

                        Nuveen Maryland Premium Income Municipal Fund (NMY)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.0% (1.4% OF TOTAL INVESTMENTS)

$       3,135   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    3,177,385
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 19.7% (13.2% OF TOTAL INVESTMENTS)

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount St. Mary's College, Series 2001A:
          200    5.750%, 9/01/25                                                      3/10 at 101.00        BBB-            207,584
          200    5.800%, 9/01/30                                                      3/10 at 101.00        BBB-            207,108

        1,000   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+          1,036,460
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

        1,000   Maryland Economic Development Corporation, Student                    6/09 at 102.00        Baa3          1,050,080
                 Housing Revenue Bonds, Collegiate Housing Foundation -
                 Salisbury State University, Series 1999A, 6.000%, 6/01/19

                Maryland Economic Development Corporation, Utility
                Infrastructure Revenue Bonds, University of Maryland - College
                Park, Series 2001:
        1,000    5.375%, 7/01/15 - AMBAC Insured                                      7/11 at 100.00         AAA          1,081,700
        1,000    5.375%, 7/01/16 - AMBAC Insured                                      7/11 at 100.00         AAA          1,079,870

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Bullis School, Series 2000:
          750    5.250%, 7/01/25 - FSA Insured                                        1/11 at 101.00         AAA            798,150
          500    5.250%, 7/01/30 - FSA Insured                                        1/11 at 101.00         AAA            530,490

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/07 at 102.00          AA          1,573,410
                 Revenue Refunding Bonds, Johns Hopkins University,
                 Series 1997, 5.625%, 7/01/27

        1,460   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00        Baa1          1,524,459
                 Revenue Bonds, Maryland Institute College of Art,
                 Series 2001, 5.625%, 6/01/36

        1,250   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-          1,275,175
                 Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34

        9,445   Morgan State University, Maryland, Student Tuition and Fee              No Opt. Call         AAA         11,330,789
                 Revenue Refunding Bonds, Academic Fees and Auxiliary
                 Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured

                University of Maryland, Auxiliary Facility and Tuition Revenue
                Bonds, Series 2003A:
        5,645    5.000%, 4/01/15                                                      4/13 at 100.00          AA          6,019,038
        2,680    5.000%, 4/01/19                                                      4/13 at 100.00          AA          2,845,302


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.9% (14.7% OF TOTAL INVESTMENTS)

        2,000   Maryland Health and Higher Educational Facilities Authority,          6/09 at 101.00          A+          2,100,100
                 Revenue Bonds, Kaiser Permanente System, Series 1998A,
                 5.375%, 7/01/15

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,040,140
                 Revenue Bonds, Johns Hopkins Hospital, Howard County
                 General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 -
                 MBIA Insured

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+          1,515,585
                 Revenue Bonds, Greater Baltimore Medical Center, Series 2001,
                 5.000%, 7/01/34

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A+          1,633,635
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2002, 6.000%, 7/01/22

        3,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          3,396,250
                 Revenue Bonds, Carroll County General Hospital, Series 2002,
                 5.800%, 7/01/32

        1,400   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,422,610
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

        3,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          3,417,505
                 Revenue Bonds, Union Hospital of Cecil County, Series 2002,
                 5.625%, 7/01/32


                                       19

                        Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       3,800   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2     $    3,898,040
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00         AAA          1,052,210
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2004B, 5.000%, 7/01/24 - AMBAC Insured

        1,750   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00        Baa1          1,826,493
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24

        1,540   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A          1,571,016
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

        1,525   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A2          1,602,058
                 Revenue Bonds, Calvert Memorial Hospital, Series 2004,
                 5.500%, 7/01/36

        1,665   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA          1,682,066
                 Revenue Bonds, Civista Medical Center, Series 2005,
                 5.000%, 7/01/37 - RAAI Insured

                Prince George's County, Maryland, Revenue Bonds, Dimensions
                Health Corporation, Series 1994:
        3,080    5.375%, 7/01/14                                                      1/06 at 101.00          B3          2,768,212
        6,000    5.300%, 7/01/24                                                      1/06 at 101.00          B3          4,969,800


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 17.4% (11.7% OF TOTAL INVESTMENTS)

                Howard County, Maryland, FHA-Insured Mortgage Revenue
                Refunding Bonds, Normandy Woods III Apartments, Series 1996A:
          700    6.000%, 7/01/17                                                      7/06 at 102.00         AAA            719,117
        2,000    6.100%, 7/01/25                                                      7/06 at 102.00         AAA          2,053,580

        2,500   Maryland Community Development Administration, Housing                1/09 at 101.00         Aa2          2,538,750
                 Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative
                 Minimum Tax)

          880   Maryland Community Development Administration, Housing                1/10 at 100.00         Aa2            919,327
                 Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative
                 Minimum Tax)

        1,450   Maryland Community Development Administration, FNMA                   2/11 at 101.00         Aaa          1,531,084
                 Multifamily Development Revenue Bonds, Edgewater Village
                 Apartments, Series 2000B, 5.800%, 8/01/20 (Alternative
                 Minimum Tax)

        2,250   Maryland Economic Development Corporation, Student                    6/09 at 102.00        Baa2          2,329,763
                 Housing Revenue Bonds, Collegiate Housing Foundation -
                 College Park, Series 1999A, 5.750%, 6/01/24

        1,000   Maryland Economic Development Corporation, Student                   10/13 at 100.00        Baa3          1,059,310
                 Housing Revenue Bonds, University of Maryland - Baltimore,
                 Series 2003A, 5.625%, 10/01/23

        2,000   Montgomery County Housing Opportunities Commission,                   1/06 at 102.00         Aa2          2,042,380
                 Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
                 Bonds, Series 1995A, 5.900%, 7/01/15

        1,500   Montgomery County Housing Opportunities Commission,                   7/06 at 102.00         Aaa          1,539,705
                 Maryland, Multifamily Housing Development Bonds,
                 Series 1996B, 5.900%, 7/01/26

        3,830   Montgomery County Housing Opportunities Commission,                   7/08 at 101.00         Aaa          3,896,336
                 Maryland, FNMA/FHA-Insured Multifamily Housing
                 Development Bonds, Series 1998A, 5.200%, 7/01/30

        2,000   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          2,085,740
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000A, 6.100%, 7/01/30

                Prince George's County Housing Authority, Maryland, GNMA
                Collateralized Mortgage Revenue Refunding Bonds, Overlook
                Apartments, Series 1995A:
        2,000    5.700%, 12/20/15                                                    12/05 at 102.00         AAA          2,042,060
        1,670    5.750%, 12/20/19                                                    12/05 at 102.00         AAA          1,704,836

          935   Prince George's County Housing Authority, Maryland,                   5/06 at 100.00         AAA            935,645
                 GNMA Collateralized Mortgage Revenue Refunding Bonds,
                 Foxglenn Apartments, Series 1998A, 5.450%, 11/20/14
                 (Alternative Minimum Tax)

          540   Prince George's County Housing Authority, Maryland,                   9/09 at 102.00         AAA            567,292
                 GNMA Collateralized Mortgage Revenue Bonds, University
                 Landing Apartments, Series 1999, 6.100%, 3/20/41
                 (Alternative Minimum Tax)

        1,000   Salisbury, Maryland, FHA-Insured Mortgage Revenue                    12/05 at 101.00         AAA          1,011,230
                 Refunding Bonds, College Lane Apartments, Series 1995A,
                 6.600%, 12/01/26


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.2% (0.2% OF TOTAL INVESTMENTS)

$          45   Prince George's County Housing Authority, Maryland,                   8/10 at 100.00         AAA     $       46,773
                 FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
                 Revenue Bonds, Series 2000A, 6.150%, 8/01/19
                 (Alternative Minimum Tax)

          330   Puerto Rico Housing Finance Authority, Mortgage-Backed                6/13 at 100.00         AAA            331,709
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.8% (1.1% OF TOTAL INVESTMENTS)

        1,000   Carroll County, Maryland, Revenue Refunding Bonds,                    1/09 at 101.00          AA          1,054,210
                 EMA Obligated Group, Series 1999A, 5.625%, 1/01/25 -
                 RAAI Insured

        1,695   Maryland Economic Development Corporation, Health and                 4/11 at 102.00         N/R          1,803,700
                 Mental Hygiene Providers Revenue Bonds, Series 1996A,
                 7.625%, 4/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 34.2% (23.0% OF TOTAL INVESTMENTS)

        4,000   Anne Arundel County, Maryland, General Obligation Bonds,                No Opt. Call         AA+          4,330,280
                 Series 2003, 5.000%, 3/01/13

        2,030   Anne Arundel County, Maryland, General Obligation Bonds,              4/14 at 100.00         AA+          2,182,270
                 Series 2004, 5.000%, 4/01/16

                Baltimore County, Maryland, Metropolitan District Special
                Assessment Bonds, 67th Issue:
        2,500    5.000%, 6/01/25                                                      6/11 at 101.00         AAA          2,637,425
        3,500    5.000%, 6/01/26                                                      6/11 at 101.00         AAA          3,652,740

        1,000   Baltimore, Maryland, Consolidated General Obligation Public             No Opt. Call          A+          1,098,260
                 Improvement Bonds, Series 1989B, 7.150%, 10/15/08

        1,540   Baltimore, Maryland, General Obligation Consolidated Public          10/14 at 100.00         AAA          1,629,828
                 Improvement Bonds, Series 2004A, 5.000%, 10/15/22 -
                 AMBAC Insured

        1,000   Charles County, Maryland, Consolidated General Obligation               No Opt. Call          AA          1,078,580
                 Public Improvement Bonds, Series 2005, 5.000%, 3/01/12

                Frederick County, Maryland, General Obligation Public Facilities
                Bonds, Series 2002:
        1,000    5.000%, 11/01/21                                                    11/12 at 101.00          AA          1,064,620
        1,000    5.000%, 11/01/22                                                    11/12 at 101.00          AA          1,062,440

          615   Frederick County, Maryland, Special Obligation Bonds,                 7/10 at 102.00          AA            662,404
                 Villages of Lake Linganore Community Development
                 Authority, Series 2001A, 5.700%, 7/01/29 - RAAI Insured

                Howard County, Maryland, Consolidated Public Improvement
                Bonds, Series 2004B:
          735    5.000%, 8/15/16                                                      2/14 at 100.00         AAA            790,478
        1,625    5.000%, 8/15/17                                                      2/14 at 100.00         AAA          1,741,773
        1,180    5.000%, 8/15/19                                                      2/14 at 100.00         AAA          1,256,275

        1,725   Howard County, Maryland, Metropolitan District Refunding              2/12 at 100.00         AAA          1,856,635
                 Bonds, Series 2002A, 5.250%, 8/15/18

        1,190   Maryland National Capital Park Planning Commission,                   1/14 at 100.00          AA          1,273,086
                 Prince George's County, General Obligation Bonds,
                 Park Acquisition and Development, Series 2004EE-2,
                 5.000%, 1/15/17

        2,500   Maryland, General Obligation Bonds, Series 2005,                      8/15 at 100.00         AAA          2,708,100
                 5.000%, 8/01/17

                Montgomery County, Maryland, Consolidated General
                Obligation Public Improvement Refunding Bonds, Series 2001:
        1,750    5.250%, 10/01/13                                                    10/11 at 101.00         AAA          1,908,428
        2,000    5.250%, 10/01/18                                                    10/11 at 101.00         AAA          2,163,740

        3,520   Montgomery County, Maryland, Consolidated General                       No Opt. Call         AAA          3,840,355
                 Obligation Public Improvement Bonds, Series 2005A,
                 5.000%, 7/01/15

          925   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            973,479
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,000   Prince George's County, Maryland, General Obligation                 12/11 at 101.00         AAA          1,078,950
                 Consolidated Public Improvement Bonds, Series 2001,
                 5.250%, 12/01/20 - FGIC Insured

        2,000   Prince George's County, Maryland, General Obligation                  9/12 at 101.00          AA          1,965,340
                 Consolidated Public Improvement Bonds, Series 2002,
                 4.100%, 9/15/19

        5,770   Prince George's County, Maryland, General Obligation                 10/13 at 100.00          AA          6,146,550
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/18


                                       21

                        Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Washington Suburban Sanitary District, Montgomery and
                Prince George's Counties, Maryland, Sewerage Disposal
                Bonds, Series 2005:
$       2,000    5.000%, 6/01/16                                                      6/15 at 100.00         AAA     $    2,172,480
        1,235    5.000%, 6/01/23                                                      6/15 at 100.00         AAA          1,313,250
        1,235    5.000%, 6/01/24                                                      6/15 at 100.00         AAA          1,311,261
        1,235    5.000%, 6/01/25                                                      6/15 at 100.00         AAA          1,309,273


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.4% (13.1% OF TOTAL INVESTMENTS)

                Baltimore Board of School Commissioners, Maryland, Revenue
                Bonds, City Public School System, Series 2003A:
        1,500    5.000%, 5/01/16                                                      5/13 at 100.00         AA+          1,597,410
        1,000    5.000%, 5/01/18                                                      5/13 at 100.00         AA+          1,062,300

          300   Baltimore, Maryland, Special Obligation Bonds, North                  9/15 at 101.00         N/R            298,899
                 Locust Point Project, Series 2005, 5.500%, 9/01/34

          900   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            921,816
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        4,250   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          4,802,755
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

        2,000   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          2,164,320
                 Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13

        1,875   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          2,038,106
                 Bonds, Department of Transportation Headquarters Building,
                 Series 2002, 5.375%, 6/01/19

                Maryland Department of Transportation, Certificates of
                Participation, Mass Transit Administration Project, Series 2000:
          875    5.500%, 10/15/19 (Alternative Minimum Tax)                          10/10 at 101.00         AA+            931,577
          925    5.500%, 10/15/20 (Alternative Minimum Tax)                          10/10 at 101.00         AA+            984,810

        1,700   Maryland Stadium Authority, Lease Revenue Bonds,                      6/13 at 100.00         AA+          1,788,553
                 Montgomery County Conference Center Facilities, Series 2003,
                 5.000%, 6/15/24

        2,455   Maryland Stadium Authority, Lease Revenue Bonds, Sports               3/06 at 101.00         AAA          2,494,550
                 Facilities, Series 1996, 5.750%, 3/01/18 - AMBAC Insured

        1,000   Montgomery County, Maryland, Lease Revenue Bonds,                     6/12 at 100.00          AA          1,050,800
                 Metrorail Garage, Series 2002, 5.000%, 6/01/21

        1,365   Montgomery County, Maryland, Lease Revenue Bonds,                     5/15 at 100.00          A1          1,443,733
                 College of Arts Center Project, Series 2005A, 5.000%, 5/01/19

          675   Montgomery County, Maryland, Special Obligation Bonds,                7/12 at 101.00          AA            712,753
                 West Germantown Development District, Senior Series 2002A,
                 5.500%, 7/01/27 - RAAI Insured

          635   New Baltimore City Board of School Commissioners,                    11/10 at 100.00         AA+            678,193
                 Maryland, School System Revenue Bonds, Series 2000,
                 5.125%, 11/01/15

        1,000   Puerto Rico, Highway Revenue Bonds, Highway and                       7/16 at 100.00        BBB+          1,054,460
                 Transportation Authority, Series 1996Y, 5.500%, 7/01/36

        1,500   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA          1,709,460
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        2,100   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,264,451
                 5.250%, 8/01/21 - FSA Insured

        2,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          2,219,820
                 Loan Note, Series 1999A, 6.500%, 10/01/24


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.3% (2.9% OF TOTAL INVESTMENTS)

        1,060   Baltimore, Maryland, Revenue Refunding Bonds, Parking                   No Opt. Call         AAA          1,169,954
                 System Facilities, Series 1998A, 5.250%, 7/01/17 -
                 FGIC Insured

                Maryland Health and Higher Educational Facilities Authority,
                Parking Facilities Revenue Bonds, Johns Hopkins Medical
                Institution, Series 2004B:
          355    5.000%, 7/01/13 - AMBAC Insured                                        No Opt. Call         AAA            382,956
          380    5.000%, 7/01/14 - AMBAC Insured                                        No Opt. Call         AAA            410,670


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,075   Puerto Rico Ports Authority, Special Facilities Revenue Bonds,        6/06 at 102.00         CCC     $    1,435,215
                 American Airlines Inc., Series 1996A, 6.250%, 6/01/26
                 (Alternative Minimum Tax)

        3,000   District of Columbia Metropolitan Area Transit Authority,               No Opt. Call         AAA          3,230,190
                 Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 17.4% (11.7% OF TOTAL INVESTMENTS)

        2,500   Baltimore County, Maryland, Consolidated General Obligation           8/12 at 100.00         AAA          2,698,375
                 Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
                 (Pre-refunded to 8/01/12)

        2,000   Baltimore, Maryland, Revenue Refunding Bonds, Water Projects,           No Opt. Call         AAA          2,116,500
                 Series 1998A, 5.000%, 7/01/28 - FGIC Insured

        2,000   Baltimore, Maryland, Revenue Refunding Bonds, Water                     No Opt. Call         AAA          2,171,140
                 System Projects, Series 1994A, 5.000%, 7/01/24 - FGIC Insured

          745   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            789,246
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        3,000   Frederick County, Maryland, General Obligation Public Facilities      7/09 at 101.00         AAA          3,212,910
                 Bonds, Series 1999, 5.250%, 7/01/18 (Pre-refunded to 7/01/09)

        2,550   Gaithersburg, Maryland, Hospital Facilities Revenue Refunding           No Opt. Call         AAA          2,852,915
                 and Improvement Bonds, Shady Grove Adventist Hospital,
                 Series 1995, 6.500%, 9/01/12 - FSA Insured

          575   Howard County, Maryland, Consolidated Public Improvement              2/12 at 100.00         AAA            626,831
                 Refunding Bonds, Series 2002A, 5.250%, 8/15/18
                 (Pre-refunded to 2/15/12)

                Howard County, Maryland, Consolidated Public Improvement
                Refunding Bonds, Series 2003A:
        1,720    5.000%, 8/15/17 (Pre-refunded to 8/15/12)                            8/12 at 100.00         AAA          1,856,964
        1,000    5.000%, 8/15/22 (Pre-refunded to 8/15/12)                            8/12 at 100.00         AAA          1,079,630

          145   Howard County, Maryland, Metropolitan District Refunding              2/12 at 100.00         AAA            158,070
                 Bonds, Series 2002A, 5.250%, 8/15/18 (Pre-refunded
                 to 2/15/12)

          760   Maryland Health and Higher Educational Facilities Authority,          7/10 at 101.00       A3***            868,361
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2000, 6.750%, 7/01/30 (Pre-refunded to 7/01/10)

        3,125   Maryland Health and Higher Educational Facilities Authority,          1/06 at 100.00         Aaa          3,238,781
                 Revenue Bonds, Howard County General Hospital,
                 Series 1993, 5.500%, 7/01/25

        3,200   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          3,431,808
                 Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 -
                 AMBAC Insured

          145   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call      AAA***            167,967
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16 (DD, settling 12/01/05)

          635   Prince George's County Housing Authority, Maryland,                   2/06 at 100.00       AA***            637,102
                 FHLMC/FNMA/GNMA Collateralized Single Family
                 Mortgage Revenue Bonds, Series 1997A, 5.625%, 8/01/17
                 (Alternative Minimum Tax) (Pre-refunded to 2/01/06)

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,089,450
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/20


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.1% (6.2% OF TOTAL INVESTMENTS)

        6,500   Calvert County, Maryland, Pollution Control Revenue                   1/06 at 101.00          A2          6,604,845
                 Refunding Bonds, Baltimore Gas and Electric Company,
                 Series 1993, 5.550%, 7/15/14

        2,500   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R          2,537,675
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        5,000   Prince George's County, Maryland, Pollution Control Revenue             No Opt. Call          A-          5,083,000
                 Refunding Bonds, Potomac Electric Power Company,
                 Series 1993, 6.375%, 1/15/23


                                       23

                        Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 1.3% (0.8% OF TOTAL INVESTMENTS)

$       1,045   Baltimore, Maryland, Revenue Refunding Bonds, Water System              No Opt. Call         AAA     $    1,134,421
                 Projects, Series 1994A, 5.000%, 7/01/24 - FGIC Insured

          860   Maryland Water Quality Financing Administration, Revolving              No Opt. Call         AAA            938,412
                 Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15
------------------------------------------------------------------------------------------------------------------------------------
$     220,090   Total Long-Term Investments (cost $224,153,204) - 148.7%                                                231,195,721
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      3,381,563
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.9)%                                                        (79,100,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  155,477,284
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varyingprices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
                    N/R  Investment is not rated.
                    (DD) Portion of security purchased on a delayed delivery
                         basis.


                                 See accompanying notes to financial statements.

                        Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.3% (0.3% OF TOTAL INVESTMENTS)

$         180   Baltimore, Maryland, Pollution Control Revenue Bonds, General           No Opt. Call          BB     $      169,342
                 Motors Corporation, Series 1993, 5.350%, 4/01/08


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.6% (1.7% OF TOTAL INVESTMENTS)

        1,565   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          1,586,159
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.0% (8.7% OF TOTAL INVESTMENTS)

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount St. Mary's College, Series 2001A:
          465    5.700%, 9/01/20                                                      3/10 at 101.00        BBB-            484,670
          500    5.750%, 9/01/25                                                      3/10 at 101.00        BBB-            518,960

          645   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+            668,517
                 Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34

        1,000   Maryland Economic Development Corporation, Utility                    7/11 at 100.00         AAA          1,058,560
                 Infrastructure Revenue Bonds, University of Maryland -
                 College Park, Series 2001, 5.000%, 7/01/19 - AMBAC Insured

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00        BBB-          1,555,440
                 Educational Facilities Leasehold Mortgage Revenue Bonds,
                 McLean School, Series 2001, 6.000%, 7/01/31

          625   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00        Baa1            648,538
                 Revenue Bonds, Maryland Institute College of Art,
                 Series 2001, 5.500%, 6/01/32

          500   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-            510,070
                 Revenue Bonds, Goucher College, Series 2004,
                 5.125%, 7/01/34

          300   Maryland Industrial Development Financing Authority,                  5/15 at 100.00         N/R            306,648
                 Revenue Bonds, Our Lady of Good Counsel High School,
                 Series 2005A, 6.000%, 5/01/35

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University
                 System, Series 1999:
          215    5.375%, 2/01/19                                                      2/09 at 101.00        BBB-            219,205
          410    5.375%, 2/01/29                                                      2/09 at 101.00        BBB-            412,079

                University of Maryland, Auxiliary Facility and Tuition
                Revenue Bonds, Series 2003A:
        1,000    5.000%, 4/01/15                                                      4/13 at 100.00          AA          1,066,260
          500    5.000%, 4/01/19                                                      4/13 at 100.00          AA            530,840


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 25.3% (17.0% OF TOTAL INVESTMENTS)

        2,225   Maryland Health and Higher Educational Facilities Authority,          6/09 at 101.00          A+          2,336,361
                 Revenue Bonds, Kaiser Permanente System, Series 1998A,
                 5.375%, 7/01/15

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00          A2          1,009,950
                 Revenue Bonds, Calvert Memorial Hospital, Series 1998,
                 5.000%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,041,890
                 Revenue Bonds, Anne Arundel Medical Center, Series 1998,
                 5.125%, 7/01/28 - FSA Insured

          570   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00          A3            579,582
                 Revenue Refunding Bonds, Union Hospital of Cecil County,
                 Series 1998, 5.100%, 7/01/22

        1,250   Maryland Health and Higher Educational Facilities Authority,          5/11 at 100.00         AA-          1,290,000
                 Revenue Bonds, Johns Hopkins Hospital, Series 2001,
                 5.000%, 5/15/21

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A-          1,030,330
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            656,754
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34


                                       25


                        Nuveen Maryland Dividend Advantage Municipal Fund (NFM) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+     $    2,047,980
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2001, 5.250%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,063,260
                 Revenue Bonds, Carroll County General Hospital, Series 2002,
                 6.000%, 7/01/26

          500   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1            508,075
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2          1,025,800
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

          700   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00        Baa1            730,597
                 Revenue Bonds, MedStar Health, Series 2004,
                 5.375%, 8/15/24

          585   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A            596,782
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

          750   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA            757,688
                 Revenue Bonds, Civista Medical Center, Series 2005,
                 5.000%, 7/01/37 - RAAI Insured

                Prince George's County, Maryland, Revenue Bonds, Dimensions
                Health Corporation, Series 1994:
          290    5.375%, 7/01/14                                                      1/06 at 101.00          B3            260,643
          700    5.300%, 7/01/24                                                      1/06 at 101.00          B3            579,810


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 18.3% (12.3% OF TOTAL INVESTMENTS)

          750   Baltimore County, Maryland, GNMA Collateralized Revenue              10/08 at 102.00         AAA            764,183
                 Refunding Bonds, Cross Creek Apartments, Series 1998A,
                 5.250%, 10/20/33

        2,000   Maryland Community Development Administration, Housing                7/08 at 101.00         Aa2          2,047,620
                 Revenue Bonds, Series 1998A, 5.625%, 1/01/40 (Alternative
                 Minimum Tax)

          520   Maryland Community Development Administration, Insured                5/11 at 100.00         Aa2            534,108
                 Multifamily Housing Mortgage Loan Revenue Bonds,
                 Series 2001B, 5.350%, 5/15/32 (Alternative Minimum Tax)

        1,000   Maryland Community Development Administration,                       12/11 at 100.00         Aaa          1,028,810
                 Multifamily Housing Revenue Bonds, Princess Anne
                 Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative
                 Minimum Tax)

        1,800   Maryland Economic Development Corporation, Student                    7/11 at 101.00           A          1,922,562
                 Housing Revenue Bonds, Sheppard Pratt University Village,
                 Series 2001, 6.000%, 7/01/33 - ACA Insured

          750   Montgomery County Housing Opportunities Commission,                   7/08 at 101.00         Aaa            762,323
                 Maryland, FNMA/FHA-Insured Multifamily Housing
                 Development Bonds, Series 1998A, 5.250%, 7/01/29
                 (Alternative Minimum Tax)

        2,000   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          2,089,920
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

        2,000   Montgomery County Housing Opportunities Commission,                   7/11 at 100.00         Aaa          2,060,700
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.5% (3.0% OF TOTAL INVESTMENTS)

          115   Maryland Community Development Administration,                        9/09 at 100.00         Aa2            117,773
                 Residential Revenue Bonds, Series 1999E, 5.700%, 9/01/17

          590   Maryland Community Development Administration, Residential            9/10 at 100.00         Aa2            597,629
                 Revenue Bonds, Series 2000H, 5.800%, 9/01/32 (Alternative
                 Minimum Tax)

          415   Maryland Community Development Administration, Single                10/10 at 100.00         Aa2            418,233
                 Family Program Bonds, First Series 2001, 5.000%, 4/01/17

          585   Maryland Community Development Administration, Residential            9/10 at 100.00         Aa2            595,395
                 Revenue Bonds, Series 2001B, 5.450%, 9/01/32 (Alternative
                 Minimum Tax)

        1,000   Maryland Community Development Administration, Residential            3/11 at 100.00         Aa2          1,032,320
                 Revenue Bonds, Series 2001F, 5.600%, 9/01/28 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.6% (1.1% OF TOTAL INVESTMENTS)

        1,000   Northeast Maryland Waste Disposal Authority, Baltimore,               1/09 at 101.00         BBB          1,011,060
                 Resource Recovery Revenue Bonds, RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5% (1.0% OF TOTAL INVESTMENTS)

$       1,000   Maryland Health and Higher Educational Facilities Authority,          4/11 at 101.00         N/R     $      905,710
                 Revenue Bonds, Collington Episcopal Life Care Community
                 Inc., Series 2001A, 6.750%, 4/01/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 39.5% (26.5% OF TOTAL INVESTMENTS)

                Anne Arundel County, Maryland, Various Purpose General
                Obligation Bonds, Series 2001:
          580    4.800%, 2/15/18                                                      2/11 at 101.00         AA+            604,778
          500    5.000%, 2/15/28                                                      2/11 at 101.00         AA+            519,320

        1,000   Anne Arundel County, Maryland, General Obligation Bonds,                No Opt. Call         AA+          1,082,570
                 Series 2003, 5.000%, 3/01/13

        3,500   Baltimore County, Maryland, Metropolitan District Special             6/11 at 101.00         AAA          3,649,240
                 Assessment Bonds, 67th Issue, 5.000%, 6/01/27

        1,000   Charles County, Maryland, Consolidated General Obligation               No Opt. Call          AA          1,078,580
                 Public Improvement Bonds, Series 2005, 5.000%, 3/01/12

        1,000   Frederick County, Maryland, General Obligation Public Facilities     11/12 at 101.00          AA          1,062,440
                 Bonds, Series 2002, 5.000%, 11/01/22

                Frederick, Maryland, General Obligation Bonds, Series 2005:
          600    5.000%, 8/01/16 - MBIA Insured                                       8/15 at 100.00         AAA            649,944
          500    5.000%, 8/01/17 - MBIA Insured                                       8/15 at 100.00         AAA            539,535

        1,360   Howard County, Maryland, Consolidated Public Improvement              2/09 at 101.00         AAA          1,386,398
                 Bonds, Series 2001A, 4.750%, 2/15/21

        1,000   Maryland National Capital Park Planning Commission,                   1/14 at 100.00          AA          1,069,820
                 Prince George's County, General Obligation Bonds, Park
                 Acquisition and Development, Series 2004EE-2,
                 5.000%, 1/15/17

        1,000   Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17      8/15 at 100.00         AAA          1,083,240

        1,360   Montgomery County, Maryland, Consolidated General                       No Opt. Call         AAA          1,483,774
                 Obligation Public Improvement Bonds, Series 2005A,
                 5.000%, 7/01/15

          430   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            452,536
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

          740   Ocean City, Maryland, General Obligation Bonds, Series 2001,          3/11 at 101.00         AAA            774,329
                 4.875%, 3/01/19 - FGIC Insured

        1,500   Prince George's County, Maryland, General Obligation                 12/11 at 101.00         AAA          1,618,425
                 Consolidated Public Improvement Bonds, Series 2001,
                 5.250%, 12/01/20 - FGIC Insured

        1,000   Prince George's County, Maryland, General Obligation                 10/13 at 100.00          AA          1,066,650
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/17

                Washington Suburban Sanitary District, Montgomery and
                Prince George's Counties, Maryland, General
                Obligation Construction Bonds, Series 2001:
          895    5.000%, 6/01/22                                                      6/11 at 100.00         AAA            936,967
          935    5.000%, 6/01/23                                                      6/11 at 100.00         AAA            976,449
          985    5.000%, 6/01/24                                                      6/11 at 100.00         AAA          1,027,188
        1,035    5.000%, 6/01/25                                                      6/11 at 100.00         AAA          1,083,583

        1,290   Washington Suburban Sanitary District, Montgomery and                 6/11 at 100.00         AAA          1,326,765
                 Prince George's Counties, Maryland, Water Supply Bonds,
                 Series 2001, 4.750%, 6/01/20

          700   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA            760,368
                 Prince George's Counties, Maryland, Sewerage Disposal
                 Bonds, Series 2005, 5.000%, 6/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 18.4% (12.4% OF TOTAL INVESTMENTS)

          625   Annapolis, Maryland, Special Obligation Bonds, Park Place             1/15 at 101.00         N/R            627,144
                 Project, Series 2005A, 5.350%, 7/01/34

          675   Anne Arundel County, Maryland, Tax Increment Financing                  No Opt. Call         N/R            689,972
                 Revenue Bonds, Parole Town Center Project, Series 2002,
                 5.000%, 7/01/12

          500   Baltimore Board of School Commissioners, Maryland, Revenue            5/13 at 100.00         AA+            531,150
                 Bonds, City Public School System, Series 2003A,
                 5.000%, 5/01/18

          350   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            358,484
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        1,500   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          1,695,090
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

        1,000   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          1,082,160
                 Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13


                                       27

                        Nuveen Maryland Dividend Advantage Municipal Fund (NFM) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,405   Maryland Economic Development Corporation, Lease                      6/12 at 100.50         AA+     $    1,527,221
                 Revenue Bonds, Department of Transportation Headquarters
                 Building, Series 2002, 5.375%, 6/01/19

          370   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+            397,413
                 Bonds, Montgomery County Town Square Parking Garage,
                 Series 2002A, 5.000%, 9/15/13

          615   Montgomery County, Maryland, Lease Revenue Bonds,                     5/15 at 100.00          A1            648,524
                 College of Arts Center Project, Series 2005A, 5.000%, 5/01/20

          740   Prince George's County, Maryland, Lease Revenue Bonds,                6/13 at 100.00         AAA            793,724
                 Upper Marlboro Justice Center, Series 2003A,
                 5.000%, 6/30/14 - MBIA Insured

          270   Prince Georges County, Maryland, Special Obligation Bonds,            7/15 at 100.00         N/R            268,990
                 National Harbor Project, Series 2005, 5.200%, 7/01/34

          450   Prince George's County, Maryland, Special Tax District Bonds,         7/13 at 100.00         N/R            453,479
                 Victoria Falls Project, Series 2005, 5.250%, 7/01/35

          700   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA            797,748
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        1,290   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          1,437,383
                 Taxes Loan Note, Series 1999A,  6.375%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.3% (2.2% OF TOTAL INVESTMENTS)

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00         AAA            668,616
                 Parking Facilities Revenue Bonds, Johns Hopkins Hospital,
                 Series 2001, 5.000%, 7/01/27 - AMBAC Insured

                Maryland Health and Higher Educational Facilities Authority,
                Parking Facilities Revenue Bonds, Johns Hopkins Medical
                Institution, Series 2004B:
          150    5.000%, 7/01/13 - AMBAC Insured                                        No Opt. Call         AAA            161,813
          135    5.000%, 7/01/14 - AMBAC Insured                                        No Opt. Call         AAA            145,896

        1,000   District of Columbia Metropolitan Area Transit Authority,               No Opt. Call         AAA          1,076,730
                 Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 18.1% (12.2% OF TOTAL INVESTMENTS)

        1,500   Baltimore County, Maryland, Consolidated General Obligation           8/12 at 100.00         AAA          1,619,025
                 Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
                 (Pre-refunded to 8/01/12)

        1,015   Baltimore, Maryland, Revenue Refunding Bonds, Water                     No Opt. Call         AAA          1,074,124
                 Projects, Series 1998A, 5.000%, 7/01/28 - FGIC Insured

        1,865   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,975,762
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

          500   Howard County, Maryland, Consolidated Public Improvement              8/12 at 100.00         AAA            539,815
                 Refunding Bonds, Series 2003A, 5.000%, 8/15/15
                 (Pre-refunded to 8/15/12)

          895   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call         AAA          1,036,759
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16

          585   Prince George's County Housing Authority, Maryland,                   2/06 at 100.00       AA***            587,059
                 FHLMC/FNMA/GNMA Collateralized Single Family
                 Mortgage Revenue Bonds, Series 1997A, 5.750%, 8/01/30
                 (Alternative Minimum Tax) (Pre-refunded to 2/01/06)

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        2,300    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          2,476,019
        1,700    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          1,830,101


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 1.7% (1.1% OF TOTAL INVESTMENTS)

$       1,000   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R     $    1,015,066
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 0.6% (0.5% OF TOTAL INVESTMENTS)

          355   Maryland Water Quality Financing Administration, Revolving              No Opt. Call         AAA            387,364
                 Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15
------------------------------------------------------------------------------------------------------------------------------------
$      87,200   Total Long-Term Investments (cost $88,673,116) - 148.7%                                                  91,274,666
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.4%                                                                      2,112,230
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.1)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   61,386,896
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.3% (0.2% OF TOTAL INVESTMENTS)

$         190   Baltimore, Maryland, Pollution Control Revenue Bonds, General           No Opt. Call          BB     $      178,750
                 Motors Corporation, Series 1993, 5.350%, 4/01/08


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.5% (1.7% OF TOTAL INVESTMENTS)

          785   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            795,613
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          800   Tobacco Settlement Financing Corporation, Virgin Islands,             5/11 at 100.00        Baa3            784,736
                 Tobacco Settlement Asset-Backed Bonds, Series 2001,
                 5.000%, 5/15/31


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.5% (10.5% OF TOTAL INVESTMENTS)

        1,100   Anne Arundel County, Maryland, Economic Development                   9/12 at 102.00          A3          1,146,783
                 Revenue Bonds, Community College Project, Series 2002,
                 5.125%, 9/01/22

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount St. Mary's College, Series 2001A:
          100    5.750%, 9/01/25                                                      3/10 at 101.00        BBB-            103,792
          100    5.800%, 9/01/30                                                      3/10 at 101.00        BBB-            103,554

          645   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+            668,517
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

          250   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00        BBB-            259,240
                 Educational Facilities Leasehold Mortgage Revenue Bonds,
                 McLean School, Series 2001, 6.000%, 7/01/31

          415   Maryland Health and Higher Educational Facilities Authority,          1/11 at 101.00         AAA            440,307
                 Revenue Bonds, Bullis School, Series 2000, 5.250%, 7/01/30 -
                 FSA Insured

        1,250   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00        Baa1          1,297,075
                 Revenue Bonds, Maryland Institute College of Art,
                 Series 2001, 5.500%, 6/01/32

          500   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-            510,070
                 Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34

          315   Maryland Industrial Development Financing Authority, Revenue          5/15 at 100.00         N/R            321,980
                 Bonds, Our Lady of Good Counsel High School, Series 2005A,
                 6.000%, 5/01/35

          500   Morgan State University, Maryland, Student Tuition and Fee            7/12 at 100.00         AAA            532,605
                 Revenue Bonds, Academic Fees and Auxiliary Facilities,
                 Series 2001, 4.900%, 7/01/21 - FGIC Insured

          500   Morgan State University, Maryland, Student Tuition and Fee            7/13 at 100.00         AAA            531,580
                 Revenue Bonds, Academic Fees and Auxiliary Facilities,
                 Series 2003A, 5.000%, 7/01/20 - FGIC Insured

                University of Maryland, Auxiliary Facility and Tuition Revenue
                Bonds, Series 2001B:
        1,580    4.375%, 4/01/17                                                      4/11 at 100.00          AA          1,603,210
        1,140    4.500%, 4/01/19                                                      4/11 at 100.00          AA          1,156,416

        1,000   University of Maryland, Auxiliary Facility and Tuition Revenue
                Bonds, Series 2003A,                                                  4/13 at 100.00          AA          1,061,680
                 5.000%, 4/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.1% (14.2% OF TOTAL INVESTMENTS)

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,041,890
                 Revenue Bonds, Anne Arundel Medical Center, Series 1998,
                 5.125%, 7/01/33 - FSA Insured

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A-          1,545,495
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            656,754
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+          2,047,980
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2001, 5.250%, 7/01/28


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1     $    1,063,260
                 Revenue Bonds, Carroll County General Hospital,
                 Series 2002, 6.000%, 7/01/26

          500   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1            508,075
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2          1,025,800
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

          700   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00        Baa1            730,597
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24

          525   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A            535,574
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

          775   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A2            814,161
                 Revenue Bonds, Calvert Memorial Hospital, Series 2004,
                 5.500%, 7/01/36

          750   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA            757,688
                 Revenue Bonds, Civista Medical Center, Series 2005,
                 5.000%, 7/01/37 - RAAI Insured

        1,610   Montgomery County, Maryland, Economic Development                    12/11 at 100.00         AA-          1,659,862
                 Revenue Bonds, Trinity Healthcare Group, Series 2001,
                 5.125%, 12/01/22

                Prince George's County, Maryland, Revenue Bonds, Dimensions
                Health Corporation, Series 1994:
          300    5.375%, 7/01/14                                                      1/06 at 101.00          B3            269,631
          700    5.300%, 7/01/24                                                      1/06 at 101.00          B3            579,810


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 13.7% (9.2% OF TOTAL INVESTMENTS)

           55   Maryland Community Development Administration, Insured                5/11 at 100.00         Aa2             56,015
                 Multifamily Housing Mortgage Loan Revenue Bonds,
                 Series 2001A, 5.100%, 5/15/28

        2,595   Maryland Community Development Administration, Insured                5/11 at 100.00         Aa2          2,665,402
                 Multifamily Housing Mortgage Loan Revenue Bonds,
                 Series 2001B, 5.350%, 5/15/32 (Alternative Minimum Tax)

        1,110   Maryland Community Development Administration, Multifamily           12/11 at 100.00         Aaa          1,141,979
                 Housing Revenue Bonds, Princess Anne Apartments,
                 Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)

        3,145   Maryland Community Development Administration,                       12/11 at 100.00         Aaa          3,235,607
                 Multifamily Development Revenue Bonds, Waters Towers
                 Senior Apartments, Series 2001F, 5.450%, 12/15/33
                 (Alternative Minimum Tax)

          435   Maryland Community Development Administration, Insured                5/12 at 100.00         Aa2            453,218
                 Multifamily Housing Mortgage Loan Revenue Bonds,
                 Series 2002A, 5.300%, 5/15/22

        1,000   Maryland Economic Development Corporation, Student Housing           10/13 at 100.00        Baa3          1,059,310
                 Revenue Bonds, University of Maryland - Baltimore,
                 Series 2003A, 5.625%, 10/01/23


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.5% (1.0% OF TOTAL INVESTMENTS)

          915   Maryland Community Development Administration, Residential            9/10 at 100.00         Aa2            931,067
                 Revenue Bonds, Series 2001H, 5.350%, 9/01/32
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.9% (1.2% OF TOTAL INVESTMENTS)

        1,150   Northeast Maryland Waste Disposal Authority, Baltimore,               1/09 at 101.00         BBB          1,162,719
                 Resource Recovery Revenue Bonds, RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.5% (0.4% OF TOTAL INVESTMENTS)

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Collington Episcopal Life Care Community Inc.,
                Series 2001A:
           31    6.750%, 4/01/20                                                      4/09 at 100.00         N/R             27,954
           25    6.750%, 4/01/23                                                      4/11 at 101.00         N/R             22,643

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Collington Episcopal Life Care Community Inc.,
                Series 2001B:
           25    8.000%, 4/01/22 (Optional put 4/01/07)                              10/06 at 100.00         N/R             24,999
            5    6.400%, 4/01/23 (Mandatory put 4/01/07)                                No Opt. Call         N/R              4,603


                                       31

                        Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

                Prince George's County, Maryland, Revenue Bonds, Collington
                Episcopal Life Care Community Inc., Series 1994A:
$          20    5.625%, 4/01/09                                                      4/06 at 100.00         N/R     $       18,231
          175    6.000%, 4/01/13                                                      4/06 at 100.00         N/R            158,848

           50   Prince George's County, Maryland, Revenue Bonds, Collington             No Opt. Call         N/R             50,000
                 Episcopal Life Care Community Inc., Series 1994B,
                 8.000%, 4/01/16 (Optional put 4/01/06)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 41.4% (27.9% OF TOTAL INVESTMENTS)

          750   Anne Arundel County, Maryland, General Obligation Bonds,              8/09 at 101.00         AA+            762,533
                 Consolidated Water and Sewerage, Series 1999, 4.500%, 8/01/19

        1,000   Anne Arundel County, Maryland, General Obligation Bonds,                No Opt. Call         AA+          1,082,570
                 Series 2003, 5.000%, 3/01/13

          750   Baltimore, Maryland, General Obligation Consolidated Public          10/14 at 100.00         AAA            793,748
                 Improvement Bonds, Series 2004A, 5.000%, 10/15/22 -
                 AMBAC Insured

                Cecil County, Maryland, Consolidated General Obligation Public
                Improvement Bonds, Series 2001B:
          975    4.600%, 8/01/18                                                      8/11 at 101.00         AA-          1,003,714
        1,020    4.600%, 8/01/19                                                      8/11 at 101.00         AA-          1,045,990

        1,000   Frederick County, Maryland, General Obligation Public Facilities     11/12 at 101.00          AA          1,066,310
                 Bonds, Series 2002, 5.000%, 11/01/20

          510   Frederick, Maryland, General Obligation Refunding and                12/11 at 101.00         AA-            531,619
                 Improvement Bonds, Series 2001,  4.750%, 12/01/19

                Frederick, Maryland, General Obligation Bonds, Series 2005:
          600    5.000%, 8/01/16 - MBIA Insured                                       8/15 at 100.00         AAA            649,944
          500    5.000%, 8/01/17 - MBIA Insured                                       8/15 at 100.00         AAA            539,535

        1,000   Howard County, Maryland, Consolidated Public Improvement              2/14 at 100.00         AAA          1,075,480
                 Bonds, Series 2004B, 5.000%, 8/15/16

                Maryland, General Obligation Bonds, State and Local Facilities
                Loan, First Series 2001:
        2,445    5.500%, 3/01/11                                                        No Opt. Call         AAA          2,679,476
        1,500    5.500%, 3/01/12                                                        No Opt. Call         AAA          1,661,310

        1,000   Maryland, General Obligation Bonds, Series 2005,                      8/15 at 100.00         AAA          1,083,240
                 5.000%, 8/01/17

        4,730   Montgomery County, Maryland, Consolidated General                    10/11 at 101.00         AAA          5,117,245
                 Obligation Public Improvement Refunding Bonds,
                 Series 2001, 5.250%, 10/01/18

                Prince George's County, Maryland, General Obligation
                Consolidated Public Improvement Bonds, Series 2001:
        1,000    5.250%, 12/01/20 - FGIC Insured                                     12/11 at 101.00         AAA          1,078,950
        2,820    5.250%, 12/01/21 - FGIC Insured                                     12/11 at 101.00         AAA          3,042,639

          770   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA            808,970
                 Series 2001, 5.000%, 7/01/24 -  FSA Insured

        1,000   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA          1,086,240
                 Prince George's Counties, Maryland, Water Supply Bonds,
                 Series 2005, 5.000%, 6/01/16

          800   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA            868,992
                 Prince George's Counties, Maryland, Sewerage Disposal
                 Bonds, Series 2005, 5.000%, 6/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 18.8% (12.7% OF TOTAL INVESTMENTS)

          625   Annapolis, Maryland, Special Obligation Bonds, Park Place             1/15 at 101.00         N/R            627,144
                 Project, Series 2005A, 5.350%, 7/01/34

          675   Anne Arundel County, Maryland, Tax Increment Financing                  No Opt. Call         N/R            689,972
                 Revenue Bonds, Parole Town Center Project, Series 2002,
                 5.000%, 7/01/12

                Baltimore County, Maryland, Certificates of Participation,
                Health and Social Services Building Project, Series 2001:
        1,580    5.000%, 8/01/20                                                      8/11 at 101.00         AA+          1,650,278
        1,660    5.000%, 8/01/21                                                      8/11 at 101.00         AA+          1,730,434

          530   Baltimore Board of School Commissioners, Maryland, Revenue            5/13 at 100.00         AA+            565,473
                 Bonds, City Public School System, Series 2003A,
                 5.000%, 5/01/15


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         350   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R     $      358,484
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        1,000   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          1,130,060
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

        1,000   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          1,082,160
                 Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13

        1,405   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          1,527,221
                 Bonds, Department of Transportation Headquarters Building,
                 Series 2002, 5.375%, 6/01/19

          590   Montgomery County, Maryland, Lease Revenue Bonds,                     5/15 at 100.00          A1            626,385
                 College of Arts Center Project, Series 2005A, 5.000%, 5/01/18

        1,000   Montgomery County, Maryland, Special Obligation Bonds,                7/12 at 101.00          AA          1,055,930
                 West Germantown Development District, Senior Series 2002A,
                 5.500%, 7/01/27 - RAAI Insured

          270   Prince Georges County, Maryland, Special Obligation Bonds,            7/15 at 100.00         N/R            268,990
                 National Harbor Project, Series 2005, 5.200%, 7/01/34

          475   Prince George's County, Maryland, Special Tax District Bonds,         7/13 at 100.00         N/R            478,672
                 Victoria Falls Project, Series 2005, 5.250%, 7/01/35


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.9% (3.3% OF TOTAL INVESTMENTS)

                Maryland Health and Higher Educational Facilities Authority,
                Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series
                2001:
          650    5.000%, 7/01/27 - AMBAC Insured                                      7/11 at 100.00         AAA            668,616
        1,000    5.000%, 7/01/34 - AMBAC Insured                                      7/11 at 100.00         AAA          1,023,670

                Maryland Health and Higher Educational Facilities Authority,
                Parking Facilities Revenue Bonds, Johns Hopkins Medical
                Institution, Series 2004B:
          155    5.000%, 7/01/13 - AMBAC Insured                                        No Opt. Call         AAA            167,206
          135    5.000%, 7/01/14 - AMBAC Insured                                        No Opt. Call         AAA            145,896

        1,000   District of Columbia Metropolitan Area Transit Authority,               No Opt. Call         AAA          1,076,730
                 Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 22.5% (15.1% OF TOTAL INVESTMENTS)

        1,500   Baltimore County, Maryland, Consolidated General Obligation           8/12 at 100.00         AAA          1,619,025
                 Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
                 (Pre-refunded to 8/01/12)

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,103,930
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded to 7/01/10)

        3,000   Frederick County, Maryland, General Obligation Public                12/10 at 101.00         AAA          3,259,140
                 Facilities Bonds, Series 2000, 5.200%, 12/01/19
                 (Pre-refunded to 12/01/10)

          750   Howard County, Maryland, Consolidated Public Improvement              8/12 at 100.00         AAA            809,722
                 Refunding Bonds, Series 2003A, 5.000%, 8/15/15
                 (Pre-refunded to 8/15/12)

        1,260   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          1,340,363
                 Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/17 -
                 AMBAC Insured

        1,220   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call         AAA          1,413,236
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16

        1,230   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA          1,318,007
                 Series 2001, 5.000%, 7/01/24 (Pre-refunded to 7/01/11) -
                 FSA Insured

        3,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          3,229,590
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.3% (2.2% OF TOTAL INVESTMENTS)

        1,000   Guam Power Authority, Revenue Bonds, Series 1999A,                   10/09 at 101.00         AAA          1,052,800
                 5.250%, 10/01/34 - MBIA Insured

        1,000   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R          1,015,070
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)


                                       33

                        Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 0.6% (0.4% OF TOTAL INVESTMENTS)

$         355   Maryland Water Quality Financing Administration, Revolving              No Opt. Call         AAA     $      387,364
                 Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15
------------------------------------------------------------------------------------------------------------------------------------
$      88,501   Total Long-Term Investments (cost $90,097,608) - 148.5%                                                  93,145,153
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      1,562,048
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.0)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   62,707,201
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2005:
                              FIXED RATE      FIXED RATE         FLOATING RATE  FLOATING RATE
              NOTIONAL  PAID BY THE FUND         PAYMENT  RECEIVED BY THE FUND        PAYMENT  EFFECTIVE   TERMINATION    UNREALIZED
COUNTERPARTY  AMOUNT         (ANNUALIZED)      FREQUENCY              BASED ON      FREQUENCY     DATE(2)         DATE  APPRECIATION
====================================================================================================================================
   Citigroup  $300,000             4.699%  Semi-annually     3-month USD-LIBOR      Quarterly    2/27/06       2/27/26       $19,292
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.3% (0.2% OF TOTAL INVESTMENTS)

$         220   Baltimore, Maryland, Pollution Control Revenue Bonds,                   No Opt. Call          BB     $      206,974
                 General Motors Corporation, Series 1993, 5.350%, 4/01/08


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.6% (2.4% OF TOTAL INVESTMENTS)

        2,730   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          2,766,910
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.3% (8.3% OF TOTAL INVESTMENTS)

          225   Anne Arundel County, Maryland, Economic Development                   9/12 at 102.00          A3            234,569
                 Revenue Bonds, Community College Project, Series 2002,
                 5.125%, 9/01/22

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount St. Mary's College, Series 2001A:
          100    5.750%, 9/01/25                                                      3/10 at 101.00        BBB-            103,792
          100    5.800%, 9/01/30                                                      3/10 at 101.00        BBB-            103,554

          690   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+            715,157
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          AA          1,026,180
                 Revenue Bonds, Johns Hopkins University, Series 2002A,
                 5.000%, 7/01/32

          625   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-            637,588
                 Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34

          385   Maryland Industrial Development Financing Authority, Revenue          5/15 at 100.00         N/R            393,532
                 Bonds, Our Lady of Good Counsel High School, Series 2005A,
                 6.000%, 5/01/35

        1,000   Morgan State University, Maryland, Student Tuition and Fee            7/13 at 100.00         AAA          1,039,290
                 Revenue Bonds, Academic Fees and Auxiliary Facilities,
                 Series 2003A, 5.000%, 7/01/32 - FGIC Insured

          985   University of Maryland, Auxiliary Facility and Tuition Revenue        4/11 at 100.00          AA            999,361
                 Bonds, Series 2001B, 4.625%, 4/01/21

        2,000   University of Maryland, Auxiliary Facility and Tuition Revenue        4/12 at 100.00          AA          2,119,220
                 Bonds, Series 2002A, 5.125%, 4/01/22

                University of Maryland, Auxiliary Facility and Tuition Revenue
                Bonds, Series 2003A:
        1,000    5.000%, 4/01/15                                                      4/13 at 100.00          AA          1,066,260
        1,000    5.000%, 4/01/19                                                      4/13 at 100.00          AA          1,061,680


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.8% (12.0% OF TOTAL INVESTMENTS)

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,041,890
                 Revenue Bonds, Anne Arundel Medical Center, Series 1998,
                 5.125%, 7/01/33 - FSA Insured

        1,000   Maryland Health and Higher Educational Facilities Authority,          5/11 at 100.00         AA-          1,032,000
                 Revenue Bonds, Johns Hopkins Hospital, Series 2001,
                 5.000%, 5/15/21

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A-            669,715
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

          800   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            808,312
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        1,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,306,250
                 Revenue Bonds, Carroll County General Hospital,
                 Series 2002, 5.800%, 7/01/32

          700   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1            711,305
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

        1,845   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          1,940,091
                 Revenue Bonds, Union Hospital of Cecil County, Series 2002,
                 5.625%, 7/01/32


                                       35

                        Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$         775   Maryland Health and Higher Educational Facilities Authority,          1/13 at 101.00        Baa2     $      814,548
                 Revenue Refunding Bonds, Adventist Healthcare,
                 Series 2003A, 5.750%, 1/01/25

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2          1,025,800
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

          900   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00        Baa1            939,339
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24

          725   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A            739,602
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

          775   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A2            814,161
                 Revenue Bonds, Calvert Memorial Hospital, Series 2004,
                 5.500%, 7/01/36

          870   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA            878,918
                 Revenue Bonds, Civista Medical Center, Series 2005,
                 5.000%, 7/01/37 - RAAI Insured

                Prince George's County, Maryland, Revenue Bonds, Dimensions
                Health Corporation, Series 1994:
          350    5.375%, 7/01/14                                                      1/06 at 101.00          B3            314,570
          900    5.300%, 7/01/24                                                      1/06 at 101.00          B3            745,470


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 14.2% (9.6% OF TOTAL INVESTMENTS)

          980   Maryland Community Development Administration, Housing                7/12 at 100.00         Aa2            981,872
                 Revenue Bonds, Series 2002B, 4.950%, 7/01/32
                 (Alternative Minimum Tax)

                Maryland Economic Development Corporation, Student
                Housing Revenue Bonds, Sheppard Pratt University Village,
                Series 2001:
           20    5.875%, 7/01/21 - ACA Insured                                        7/11 at 101.00           A             21,413
          150    6.000%, 7/01/33 - ACA Insured                                        7/11 at 101.00           A            160,214

        1,250   Maryland Economic Development Corporation, Student                   10/13 at 100.00        Baa3          1,324,138
                 Housing Revenue Bonds, University of Maryland - Baltimore,
                 Series 2003A, 5.625%, 10/01/23

                Montgomery County Housing Opportunities Commission,
                Maryland, Multifamily Housing Development Bonds,
                Series 2002B:
          515    5.100%, 7/01/33 (Alternative Minimum Tax)                            7/12 at 100.00         Aaa            519,877
        3,000    5.200%, 7/01/44 (Alternative Minimum Tax)                            7/12 at 100.00         Aaa          3,028,980

        4,860   Prince George's County Housing Authority, Maryland, GNMA             11/12 at 100.00         AAA          4,932,074
                 Collateralized Mortgage Revenue Bonds, Fairview and
                 Hillside Projects, Series 2002A, 4.700%, 11/20/22


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,000   Northeast Maryland Waste Disposal Authority, Baltimore,               1/09 at 101.00         BBB          1,011,060
                 Resource Recovery Revenue Bonds, RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.6% (0.3% OF TOTAL INVESTMENTS)

          280   Maryland Health and Higher Educational Facilities Authority,          4/11 at 101.00         N/R            253,599
                 Revenue Bonds, Collington Episcopal Life Care Community Inc.,
                 Series 2001A, 6.750%, 4/01/23

                Prince George's County, Maryland, Revenue Bonds, Collington
                Episcopal Life Care Community Inc., Series 1994A:
           40    5.625%, 4/01/09                                                      4/06 at 100.00         N/R             36,463
          115    6.000%, 4/01/13                                                      4/06 at 100.00         N/R            104,386

           38   Prince George's County, Maryland, Revenue Bonds, Collington             No Opt. Call         N/R             38,000
                 Episcopal Life Care Community Inc., Series 1994B,
                 8.000%, 4/01/16 (Optional put 4/01/06)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 31.9% (21.5% OF TOTAL INVESTMENTS)

        1,000   Annapolis, Maryland, General Obligation Public Improvement            4/12 at 101.00          AA          1,020,980
                 Refunding Bonds, Series 2002,  4.375%, 4/01/17

        1,000   Anne Arundel County, Maryland, General Obligation Bonds,                No Opt. Call         AA+          1,082,570
                 Series 2003, 5.000%, 3/01/13

        1,000   Calvert County, Maryland, General Obligation Public                   1/12 at 101.00          AA          1,037,070
                 Improvement Bonds, Series 2002, 4.500%, 1/01/16

        1,260   Charles County, Maryland, Consolidated General Obligation             1/12 at 101.00          AA          1,298,594
                 Public Improvement Bonds, Series 2002, 4.400%, 1/15/16


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Frederick County, Maryland, General Obligation Public
                Facilities Bonds, Series 2002:
$       1,830    5.000%, 11/01/20                                                    11/12 at 101.00          AA     $    1,951,347
        2,035    5.000%, 11/01/21                                                    11/12 at 101.00          AA          2,166,502
        2,500    5.000%, 11/01/22                                                    11/12 at 101.00          AA          2,656,100

          245   Frederick County, Maryland, Special Obligation Bonds, Villages        7/10 at 102.00          AA            264,228
                 of Lake Linganore Community Development Authority,
                 Series 2001A, 5.600%, 7/01/20 - RAAI Insured

                Frederick, Maryland, General Obligation Bonds, Series 2005:
          710    5.000%, 8/01/16 - MBIA Insured                                       8/15 at 100.00         AAA            769,100
          535    5.000%, 8/01/17 - MBIA Insured                                       8/15 at 100.00         AAA            577,302

        1,000   Maryland National Capital Park Planning Commission,                   1/14 at 100.00          AA          1,069,820
                 Prince George's County, General Obligation Bonds,
                 Park Acquisition and Development, Series 2004EE-2,
                 5.000%, 1/15/17

        1,000   Maryland, General Obligation Bonds, State and Local Facilities          No Opt. Call         AAA          1,070,980
                 Loan, Series 2002B, 5.250%, 2/01/10

        1,500   Maryland, General Obligation Bonds, Series 2005,                      8/15 at 100.00         AAA          1,624,860
                 5.000%, 8/01/17

        1,440   Montgomery County, Maryland, Consolidated General                       No Opt. Call         AAA          1,571,054
                 Obligation Public Improvement Bonds, Series 2005A,
                 5.000%, 7/01/15

        1,000   Prince George's County, Maryland, General Obligation                 10/13 at 100.00          AA          1,066,650
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/17

        1,000   Prince George's County, Maryland, General Obligation                    No Opt. Call          AA          1,077,770
                 Consolidated Public Improvement Bonds, Series 2004C,
                 5.000%, 12/01/11

        1,000   St. Mary's County, Maryland, General Obligation Hospital                No Opt. Call         AA-          1,080,980
                 Bonds, Series 2002, 5.000%, 10/01/12

           25   Washington Suburban Sanitary District, Montgomery and                 6/11 at 101.00         AAA             26,678
                 Prince George's Counties, Maryland, General Obligation
                 Construction Bonds, Second Series 2001, 5.000%, 6/01/17

        1,000   Washington Suburban Sanitary District, Montgomery and                   No Opt. Call         AAA          1,085,380
                 Prince George's Counties, Maryland, Sewerage Disposal
                 Bonds, Series 2004, 5.000%, 6/01/13

        1,000   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA          1,086,240
                 Prince George's Counties, Maryland, Water Supply Bonds,
                 Series 2005, 5.000%, 6/01/16

        1,000   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA          1,086,240
                 Prince George's Counties, Maryland, Sewerage Disposal
                 Bonds, Series 2005, 5.000%, 6/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 33.1% (22.4% OF TOTAL INVESTMENTS)

          750   Annapolis, Maryland, Special Obligation Bonds, Park Place             1/15 at 101.00         N/R            752,573
                 Project, Series 2005A, 5.350%, 7/01/34

        1,000   Baltimore Board of School Commissioners, Maryland, Revenue            5/13 at 100.00         AA+          1,066,930
                 Bonds, City Public School System, Series 2003A,
                 5.000%, 5/01/15

          450   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            460,908
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        5,000   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          5,650,300
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

        1,000   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          1,082,160
                 Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13

        2,200   Maryland Economic Development Corporation, Lease                      6/12 at 100.50         AA+          2,250,864
                 Revenue Bonds, Department of Transportation Headquarters
                 Building, Series 2002, 4.750%, 6/01/22

          450   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+            483,341
                 Bonds, Montgomery County Town Square Parking Garage,
                 Series 2002A, 5.000%, 9/15/13

        2,935   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+          3,172,882
                 Bonds, Montgomery County Wayne Avenue Parking Project,
                 Series 2002A, 5.250%, 9/15/16

                Maryland Stadium Authority, Lease Revenue Bonds,
                Montgomery County Conference Center Facilities, Series 2003:
        1,465    5.000%, 6/15/21                                                      6/13 at 100.00         AA+          1,551,523
        1,620    5.000%, 6/15/23                                                      6/13 at 100.00         AA+          1,707,496

          710   Montgomery County, Maryland, Lease Revenue Bonds,                     5/15 at 100.00          A1            753,786
                 College of Arts Center Project, Series 2005A,
                 5.000%, 5/01/18


                                       37

                        Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         460   Prince Georges County, Maryland, Special Obligation Bonds,            7/15 at 100.00         N/R     $      458,280
                 National Harbor Project, Series 2005, 5.200%, 7/01/34

          575   Prince George's County, Maryland, Special Tax District Bonds,         7/13 at 100.00         N/R            579,445
                 Victoria Falls Project, Series 2005, 5.250%, 7/01/35

          700   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA            797,748
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Bonds, Series 2002G:
        1,000    5.250%, 7/01/17                                                      7/12 at 100.00         BBB          1,041,720
        1,205    5.250%, 7/01/20                                                      7/12 at 100.00         BBB          1,249,718
        1,275    5.250%, 7/01/21                                                      7/12 at 100.00         BBB          1,321,576

        1,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,097,130
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured

          235   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB-            244,059
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 1.9% (1.3% OF TOTAL INVESTMENTS)

                Maryland Health and Higher Educational Facilities Authority,
                Parking Facilities Revenue Bonds, Johns Hopkins Medical
                Institution, Series 2004B:
          190    5.000%, 7/01/13 - AMBAC Insured                                        No Opt. Call         AAA            204,963
          175    5.000%, 7/01/14 - AMBAC Insured                                        No Opt. Call         AAA            189,124

        1,000   District of Columbia Metropolitan Area Transit Authority,               No Opt. Call         AAA          1,076,730
                 Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 20.1% (13.6% OF TOTAL INVESTMENTS)

           10   Anne Arundel County, Maryland, General Obligation Bonds,              5/09 at 101.00      AA+***             10,612
                 Consolidated General Improvements, Series 1999,
                 5.000%, 5/15/19 (Pre-refunded to 5/15/09)

        2,115   Baltimore County, Maryland, Consolidated General Obligation           8/12 at 100.00         AAA          2,313,873
                 Public Improvement Bonds, Series 2002, 5.250%, 8/01/17
                 (Pre-refunded to 8/01/12)

          100   Frederick County, Maryland, General Obligation Public Facilities      7/09 at 101.00         AAA            107,097
                 Bonds, Series 1999, 5.250%, 7/01/17 (Pre-refunded to 7/01/09)

        1,210   Howard County, Maryland, Consolidated Public Improvement              2/09 at 101.00         AAA          1,272,134
                 Bonds, Series 2001A, 4.750%, 2/15/19 (Pre-refunded
                 to 2/15/09)

        1,215   Howard County, Maryland, Consolidated Public Improvement              8/12 at 100.00         AAA          1,311,750
                 Refunding Bonds, Series 2003A, 5.000%, 8/15/15
                 (Pre-refunded to 8/15/12)

           50   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA             53,189
                 Revenue Bonds, Helix Health, Series 1997,
                 5.000%, 7/01/17 - AMBAC Insured

        1,080   Maryland Transportation Authority, Revenue Refunding                    No Opt. Call         AAA          1,251,061
                 Bonds, Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16

        2,000   Montgomery County, Maryland, Consolidated General                     2/12 at 101.00         AAA          2,168,240
                 Obligation Public Improvement Bonds, Series 2002A,
                 5.000%, 2/01/20 (Pre-refunded to 2/01/12)

          880   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         AAA            948,490
                 Bonds, Series 2001, 5.125%, 7/01/30 (Pre-refunded
                 to 7/01/11) - FSA Insured

        5,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          5,382,650
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

          700   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00         Aaa            767,200
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded to 2/01/12)


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.2% (4.8% OF TOTAL INVESTMENTS)

$       1,250   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R     $    1,268,838
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        4,025   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          4,286,300
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 4.0% (2.7% OF TOTAL INVESTMENTS)

        2,570   Baltimore, Maryland, Revenue Refunding Bonds, Wastewater              7/12 at 100.00         AAA          2,647,280
                 Projects, Series 2002A, 5.125%, 7/01/42 - FGIC Insured

          430   Maryland Water Quality Financing Administration, Revolving              No Opt. Call         AAA            469,204
                 Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15
------------------------------------------------------------------------------------------------------------------------------------
$     108,958   Total Long-Term Investments (cost $112,903,634) - 148.3%                                                114,789,733
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      1,619,123
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.4)%                                                        (39,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   77,408,856
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2005:
                              FIXED RATE      FIXED RATE         FLOATING RATE  FLOATING RATE
              NOTIONAL  PAID BY THE FUND         PAYMENT  RECEIVED BY THE FUND        PAYMENT  EFFECTIVE   TERMINATION    UNREALIZED
COUNTERPARTY  AMOUNT         (ANNUALIZED)      FREQUENCY              BASED ON      FREQUENCY     DATE(2)         DATE  APPRECIATION
====================================================================================================================================
    Citigroup $  500,000           4.699%  Semi-annually     3-month USD-LIBOR      Quarterly    2/27/06       2/27/26      $ 32,153
     JPMorgan  2,000,000           4.833%  Semi-annually     3-month USD-LIBOR      Quarterly    2/09/06       2/09/36       125,362
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $157,515
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Virginia Premium Income Municipal Fund (NPV)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.0% (2.8% OF TOTAL INVESTMENTS)

                Tobacco Settlement Financing Corporation of Virginia, Tobacco
                Settlement Asset-Backed Bonds, Series 2005:
$       1,575    5.250%, 6/01/19                                                      6/15 at 100.00         BBB     $    1,592,026
        3,850    5.500%, 6/01/26                                                      6/15 at 100.00         BBB          3,891,157


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.7% (6.7% OF TOTAL INVESTMENTS)

        3,500   Alexandria Industrial Development Authority, Virginia, Fixed         10/10 at 101.00         AAA          3,847,795
                 Rate Revenue Bonds, Institute for Defense Analyses,
                 Series 2000A, 5.900%, 10/01/30 - AMBAC Insured

        1,000   Prince William County Industrial Development Authority,              10/13 at 101.00          A3          1,034,200
                 Virginia, Educational Facilities Revenue Bonds, Catholic
                 Diocese of Arlington, Series 2003, 5.500%, 10/01/33

          500   Prince William County Park Authority, Virginia, Park Facilities      10/09 at 101.00          A3            537,125
                 Revenue Refunding and Improvement Bonds, Series 1999,
                 6.000%, 10/15/28

          700   Puerto Rico Industrial, Tourist, Educational, Medical and            12/12 at 101.00        BBB-            721,329
                 Environmental Control Facilities Financing Authority,
                 Higher Education Revenue Refunding Bonds, Ana G.
                 Mendez University System, Series 2002, 5.375%, 12/01/21

          500   Rockbridge County Industrial Development Authority, Virginia,         7/11 at 100.00          B2            500,405
                 Horse Center Revenue Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21

          475   The Rector and Visitors of the University of Virginia,                6/15 at 100.00         AAA            509,718
                 General Revenue Bonds, Series 2005, 5.000%, 6/01/18

        2,000   Virginia College Building Authority, Educational Facilities             No Opt. Call         Aa1          2,160,440
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2004B, 5.000%, 9/01/13

        2,120   Virginia College Building Authority, Educational Facilities           9/11 at 100.00         AA+          2,185,508
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2001A, 5.000%, 9/01/26

        1,635   Virginia Commonwealth University, Revenue Bonds,                      5/14 at 101.00         AAA          1,744,365
                 Series 2004A, 5.000%, 5/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.9% (11.7% OF TOTAL INVESTMENTS)

        2,000   Albemarle County Industrial Development Authority,                   10/12 at 100.00          A2          2,040,220
                 Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital,
                 Series 2002, 5.250%, 10/01/35

        4,850   Fairfax County Industrial Development Authority, Virginia,              No Opt. Call         AA+          5,110,057
                 Hospital Revenue Refunding Bonds, Inova Health System,
                 Series 1993A, 5.000%, 8/15/23

        1,250   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3          1,265,900
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

        1,000   Hanover County Industrial Development Authority, Virginia,              No Opt. Call         AAA          1,171,190
                 Hospital Revenue Bonds, Memorial Regional Medical Center,
                 Series 1995, 6.375%, 8/15/18 - MBIA Insured

        1,500   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-          1,563,300
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30

        1,500   Henrico County Industrial Development Authority, Virginia,              No Opt. Call         AAA          1,813,530
                 Healthcare Revenue Bonds, Bon Secours Health System,
                 Series 1996, 6.250%, 8/15/20 - MBIA Insured

        1,950   Manassas Industrial Development Authority, Virginia,                  4/13 at 100.00          A2          2,000,564
                 Hospital Revenue Bonds, Prince William Hospital,
                 Series 2002, 5.250%, 4/01/33

        4,750   Medical College of Virginia Hospital Authority, General               7/08 at 102.00         AAA          4,893,213
                 Revenue Bonds, Series 1998, 5.125%, 7/01/23 - MBIA Insured

        3,000   Roanoke Industrial Development Authority, Virginia, Hospital          7/12 at 100.00         AAA          3,212,460
                 Revenue Bonds, Carilion Health System, Series 2002A,
                 5.500%, 7/01/19 - MBIA Insured


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.5% (3.1% OF TOTAL INVESTMENTS)

$       1,445   Arlington County Industrial Development Authority, Virginia,          5/10 at 100.00         Aaa     $    1,512,005
                 Multifamily Housing Revenue Bonds, Patrick Henry
                 Apartments, Series 2000, 6.050%, 11/01/32 (Alternative
                 Minimum Tax) (Mandatory put 11/01/20)

                Danville Industrial Development Authority, Virginia, Student
                Housing Revenue Bonds, Collegiate Housing Foundation, Averett
                College, Series 1999A:
          500    6.875%, 6/01/20                                                      6/09 at 102.00         N/R            494,140
        1,500    7.000%, 6/01/30                                                      6/09 at 102.00         N/R          1,481,835

        1,495   Henrico County Economic Development Authority, Virginia,              7/09 at 102.00         AAA          1,616,902
                 GNMA Mortgage-Backed Securities Program Assisted
                 Living Revenue Bonds, Beth Sholom, Series 1999A,
                 5.900%, 7/20/29

        1,000   Lynchburg Redevelopment and Housing Authority, Virginia,              4/10 at 102.00         AAA          1,034,490
                 Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A,
                 6.200%, 1/20/40 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.0% (0.8% OF TOTAL INVESTMENTS)

          345   Puerto Rico Housing Finance Authority, Mortgage-Backed                6/13 at 100.00         AAA            346,787
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

        1,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          1,027,510
                 Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5% (1.0% OF TOTAL INVESTMENTS)

        2,000   Charles County Industrial Development Authority, Virginia,              No Opt. Call         BBB          2,043,900
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 1.8% (1.2% OF TOTAL INVESTMENTS)

          500   Bedford County Industrial Development Authority, Virginia,            2/08 at 102.00         Ba2            471,885
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation, Series 1998, 5.600%, 12/01/25
                 (Alternative Minimum Tax) (a)

        1,000   Goochland County Industrial Development Authority, Virginia,         12/08 at 101.00         Ba2            941,150
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
                 (Alternative Minimum Tax) (a)

        1,000   Isle of Wight County Industrial Development Authority,                5/07 at 102.00         BBB          1,023,410
                 Virginia, Solid Waste Disposal Facilities Revenue Bonds,
                 Union Camp Corporation, Series 1997, 6.100%, 5/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 26.9% (18.5% OF TOTAL INVESTMENTS)

          900   Alexandria, Virginia, General Obligation Bonds, Series 2004B,           No Opt. Call         AAA            976,311
                 5.000%, 6/15/13

          900   Alexandria, Virginia, General Obligation Bonds, Series 2004C,           No Opt. Call         AAA            971,298
                 5.000%, 12/15/11

        1,400   Arlington County, Virginia, General Obligation Bonds,                 5/15 at 100.00         AAA          1,519,084
                 Series 2005, 5.000%, 5/15/16

                Chesapeake, Virginia, General Obligation Water and Sewerage
                Bonds, Series 2003B:
        1,880    5.000%, 6/01/21                                                      6/13 at 100.00          AA          1,969,150
        2,060    5.000%, 6/01/23                                                      6/13 at 100.00          AA          2,146,953

        1,355   Harrisonburg, Virginia, General Obligation Bonds, Public              7/12 at 101.00         AAA          1,430,162
                 Safety and Steam Plant, Series 2002, 5.000%, 7/15/19 -
                 FGIC Insured

        1,390   Henrico County, Virginia, General Obligation Bonds,                   7/15 at 100.00         AAA          1,509,915
                 Series 2005, 5.000%, 7/15/16

        1,920   Loudoun County, Virginia, General Obligation Public                     No Opt. Call         Aaa          2,086,656
                 Improvement Bonds, Series 2005A, 5.000%, 7/01/14

          105   Loudoun County, Virginia, General Obligation Public                   5/12 at 100.00         Aaa            113,059
                 Improvement Bonds, Series 2002A, 5.250%, 5/01/22

        1,435   Loudoun County, Virginia, General Obligation Public                   6/15 at 100.00         Aaa          1,542,238
                 Improvement Bonds, Series 2005B, 5.000%, 6/01/18

        1,185   Lynchburg, Virginia, General Obligation Bonds, Series 2004,           6/14 at 100.00          AA          1,252,628
                 5.000%, 6/01/21

                Newport News, Virginia, General Obligation Bonds, General
                Improvement and Water Projects, Series 2002A:
        2,770    5.000%, 7/01/19                                                      7/13 at 100.00          AA          2,936,394
        1,000    5.000%, 7/01/20                                                      7/13 at 100.00          AA          1,056,530


                                       41

                        Nuveen Virginia Premium Income Municipal Fund (NPV) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,350   Newport News, Virginia, General Obligation Bonds,                     5/14 at 101.00          AA     $    1,455,597
                 Series 2004C, 5.000%, 5/01/16

        1,400   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A          1,473,374
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,000   Portsmouth, Virginia, General Obligation Bonds,                         No Opt. Call         AAA          1,078,670
                 Series 2003, 5.000%, 7/01/12 - FSA Insured

        1,280   Portsmouth, Virginia, General Obligation Bonds, Series 2005A,           No Opt. Call         AAA          1,388,710
                 5.000%, 4/01/15 - MBIA Insured

        1,480   Richmond, Virginia, General Obligation Bonds, Series 2004A,           7/14 at 100.00         AAA          1,565,411
                 5.000%, 7/15/21 - FSA Insured

                Richmond, Virginia, General Obligation Bonds, Series 2005A:
        1,500    5.000%, 7/15/17 - FSA Insured                                        7/15 at 100.00         AAA          1,613,205
        1,715    5.000%, 7/15/20 - FSA Insured                                        7/15 at 100.00         AAA          1,826,115

        1,430   Roanoke, Virginia, General Obligation Public Improvement             10/12 at 101.00          AA          1,524,809
                  Bonds, Series 2002A, 5.000%, 10/01/17

        1,135   Suffolk, Virginia, General Obligation Bonds, Series 2005,               No Opt. Call         Aa2          1,232,394
                 5.000%, 12/01/15

        1,425   Virginia Beach, Virginia, General Obligation Public Improvement       6/11 at 101.00         AA+          1,504,843
                 Bonds, Series 2001, 5.000%, 6/01/20

        2,155   Virginia Beach, Virginia, General Obligation Bonds,                   5/13 at 100.00         AA+          2,299,234
                 Series 2003B, 5.000%, 5/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 32.9% (22.7% OF TOTAL INVESTMENTS)

                Buena Vista Public Recreational Facilities Authority, Virginia,
                Lease Revenue Bonds, Golf Course Project, Series 2005A:
          335    5.250%, 7/15/25 - ACA Insured                                        7/15 at 100.00           A            347,144
          260    5.500%, 7/15/35 - ACA Insured                                        7/15 at 100.00           A            271,092

        1,340   Culpeper Industrial Development Authority, Virginia, Lease            1/15 at 100.00         AAA          1,415,563
                 Revenue Bonds, School Facilities Project, Series 2005,
                 5.000%, 1/01/20 - MBIA Insured

                Cumberland County, Virginia, Certificates of Participation,
                Series 1997:
        1,075    6.200%, 7/15/12                                                        No Opt. Call         N/R          1,146,724
        1,350    6.375%, 7/15/17                                                        No Opt. Call         N/R          1,493,208

          500   Dinwiddie County Industrial Development Authority, Virginia,          2/07 at 102.00         N/R            516,540
                 Lease Revenue Bonds, Dinwiddie County School Facilities,
                 Series 1997A, 6.000%, 2/01/18

        1,000   Dinwiddie County Industrial Development Authority, Virginia,          2/14 at 100.00         AAA          1,074,010
                 Lease Revenue Bonds, Series 2004B, 5.125%, 2/15/16 -
                 MBIA Insured

                Fairfax County Economic Development Authority, Virginia, Lease
                Revenue Bonds, Laurel Hill Public Facilities Projects, Series
                2003:
        2,260    5.000%, 6/01/14                                                      6/13 at 101.00         AA+          2,436,981
        2,165    5.000%, 6/01/22                                                      6/13 at 101.00         AA+          2,277,753

        1,660   Front Royal and Warren County Industrial Development                  4/14 at 100.00         AAA          1,756,695
                 Authority, Virginia, Lease Revenue Bonds, Series 2004B,
                 5.000%, 4/01/18 - FSA Insured

        1,270   James City County Economic Development Authority, Virginia,           7/15 at 100.00         AA-          1,348,143
                 Revenue Bonds, County Government Projects, Series 2005,
                 5.000%, 7/15/19

        1,930   Prince William County, Virginia, Certificates of Participation,       6/15 at 100.00         Aaa          2,055,411
                 County Facilities, Series 2005, 5.000%, 6/01/18 -
                 AMBAC Insured

        2,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA          2,059,240
                 Revenue Bonds, Series 2002D, 5.000%, 7/01/32 - FSA Insured

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Refunding Bonds, Series 2002D:
          265    5.250%, 7/01/27                                                      7/12 at 100.00         BBB            271,204
          320    5.250%, 7/01/36                                                      7/12 at 100.00         BBB            326,173

        1,110   Spotsylvania County Industrial Development Authority,                 8/13 at 100.00         AAA          1,110,655
                 Virginia, Lease Revenue Bonds, School Facilities,
                 Series 2003B, 4.375%, 8/01/20 - AMBAC Insured

        2,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          2,219,820
                 Loan Note, Series 1999A,  6.500%, 10/01/24

        1,400   Virginia Beach Development Authority, Public Facilities               5/15 at 100.00          AA          1,507,226
                 Revenue Bonds, Series 2005A, 5.000%, 5/01/16


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,855   Virginia College Building Authority, Educational Facilities             No Opt. Call         AA+     $    1,980,917
                 Revenue Bonds, 21st Century College Program, Series 2004A,
                 5.000%, 2/01/11

        2,000   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+          2,092,580
                 Revenue Bonds, 21st Century College Program, Series 2002A,
                 5.000%, 2/01/22

        2,400   Commonwealth Transportation Board of Virginia, Federal                  No Opt. Call          AA          2,599,416
                 Highway Reimbursement Anticipation Notes, Series 2005,
                 5.000%, 9/28/15

        2,000   Virginia Public Building Authority, Public Facilities Revenue           No Opt. Call         AA+          2,144,460
                 Bonds, Series 2004B, 5.000%, 8/01/11

        1,950   Virginia Public School Authority, School Financing Bonds,               No Opt. Call         AA+          2,105,669
                 1997 Resolution, Series 2004C, 5.000%, 8/01/13

        1,625   Virginia Public School Authority, School Financing Bonds,             8/15 at 100.00         AA+          1,748,078
                 1997 Resolution, Series 2005C, 5.000%, 8/01/17

        2,000   Virginia Public School Authority, School Financing Bonds,             8/10 at 101.00         AA+          2,113,720
                 1997 Resolution, Series 2000B, 5.000%,8/01/18

                Virginia Resources Authority, Infrastructure Revenue Bonds,
                Pooled Loan Bond Program, Series 2000B:
        1,120    5.500%, 5/01/20 - FSA Insured                                        5/10 at 101.00         AAA          1,207,662
        3,060    5.500%, 5/01/30 - FSA Insured                                        5/10 at 101.00         AAA          3,280,504

        1,740   Virginia Resources Authority, Infrastructure Revenue Bonds,           5/11 at 101.00          AA          1,834,778
                 Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.2% (8.4% OF TOTAL INVESTMENTS)

          755   Metropolitan District of Columbia Airports Authority, Virginia,      10/07 at 101.00         Aa3            784,785
                 Airport System Revenue Bonds, Series 1997A,
                 5.375%, 10/01/23

        4,000   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,           7/11 at 100.00         AAA          4,114,160
                 Series 2001A, 5.125%, 7/01/31 - FGIC Insured

          530   Pocahontas Parkway Association, Virginia, Senior Lien                 8/08 at 102.00         BB-            546,552
                 Revenue Bonds, Route 895 Connector Toll Road, Series 1998A,
                 5.500%, 8/15/28

        2,500   Richmond Metropolitan Authority, Virginia, Revenue Refunding            No Opt. Call         AAA          2,784,650
                 Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 -
                 FGIC Insured

        6,065   Virginia Port Authority, Revenue Bonds, Port Authority                7/07 at 101.00         AAA          6,274,667
                 Facilities, Series 1997, 5.600%, 7/01/27 (Alternative
                 Minimum Tax) - MBIA Insured

        2,000   Virginia Resources Authority, Airports Revolving Fund Revenue         2/11 at 100.00         Aa2          2,109,960
                 Bonds, Series 2001A, 5.250%, 8/01/23


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 13.6% (9.4% OF TOTAL INVESTMENTS)

          750   Bristol, Virginia, General Obligation Utility System Revenue         11/12 at 102.00         AAA            811,485
                 Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured

        1,215   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,287,159
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

                Fairfax County Water Authority, Virginia, Water Revenue
                Refunding Bonds, Series 2002:
        1,925    5.375%, 4/01/19 (Pre-refunded to 4/01/12)                            4/12 at 100.00         AAA          2,107,240
          200    5.000%, 4/01/27 (Pre-refunded to 4/01/12)                            4/12 at 100.00         AAA            214,732

                Greater Richmond Convention Center Authority, Virginia,
                Hotel Tax Revenue Bonds, Convention Center Expansion
                Project, Series 2000:
          600    6.125%, 6/15/25 (Pre-refunded to 6/15/10)                            6/10 at 101.00         AAA            668,658
        2,000    6.125%, 6/15/29 (Pre-refunded to 6/15/10)                            6/10 at 101.00         AAA          2,228,860

                Hampton, Virginia, General Obligation Public Improvement
                Bonds, Series 2000:
          890    5.750%, 2/01/17 (Pre-refunded to 2/01/10)                            2/10 at 102.00       AA***            983,806
        2,000    6.000%, 2/01/20 (Pre-refunded to 2/01/10)                            2/10 at 102.00       AA***          2,229,220

          480   Loudoun County, Virginia, General Obligation Public                   5/12 at 100.00         Aaa            522,955
                 Improvement Bonds, Series 2002A, 5.250%, 5/01/22
                 (Pre-refunded to 5/01/12)


                                       43

                        Nuveen Virginia Premium Income Municipal Fund (NPV) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** (continued)

                Loudoun County Industrial Development Authority, Virginia,
                Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
$         375    6.000%, 6/01/22 (Pre-refunded to 6/01/12)                            6/12 at 101.00      BBB***     $      421,661
          800    6.100%, 6/01/32 (Pre-refunded to 6/01/12)                            6/12 at 101.00      BBB***            904,096

        2,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,691,325
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Refunding Bonds, Series 2002D:
          735    5.250%, 7/01/27 (Pre-refunded to 7/01/12)                            7/12 at 100.00      BBB***            793,668
          880    5.250%, 7/01/36 (Pre-refunded to 7/01/12)                            7/12 at 100.00      BBB***            950,242

        1,000   Virginia College Building Authority, Educational Facilities           4/10 at 101.00       A+***          1,104,700
                 Revenue Bonds, Hampton University, Series 2000,
                 6.000%, 4/01/20 (Pre-refunded to 4/01/10)

          500   Virginia Resources Authority, Clean Water State Revolving            10/10 at 100.00         AAA            547,685
                 Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22
                 (Pre-refunded to 10/01/10)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.6% (8.0% OF TOTAL INVESTMENTS)

                Bristol, Virginia, Utility System Revenue Refunding Bonds,
                Series 2003:
        1,705    5.250%, 7/15/14 - MBIA Insured                                       7/13 at 100.00         AAA          1,859,354
        1,800    5.250%, 7/15/15 - MBIA Insured                                       7/13 at 100.00         AAA          1,952,694
        2,775    5.250%, 7/15/23 - MBIA Insured                                       7/13 at 100.00         AAA          2,991,450

        2,500   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00          A3          2,799,750
                 Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

        3,500   Richmond, Virginia, Public Utility Revenue Refunding Bonds,           1/08 at 101.00         AAA          3,625,230
                 Series 1998A, 5.125%, 1/15/28 - FGIC Insured

                Richmond, Virginia, Public Utility Revenue Refunding Bonds,
                Series 2002:
          750    5.000%, 1/15/27 - FSA Insured                                        1/12 at 100.00         AAA            772,875
        1,700    5.000%, 1/15/33 - FSA Insured                                        1/12 at 100.00         AAA          1,740,868


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.2% (5.7% OF TOTAL INVESTMENTS)

                Fairfax County Water Authority, Virginia, Water Revenue
                Refunding Bonds, Series 2002:
          105    5.375%, 4/01/19                                                      4/12 at 100.00         AAA            113,829
          800    5.000%, 4/01/27                                                      4/12 at 100.00         AAA            828,256

        1,770   Henrico County, Virginia, Water and Sewer System Revenue              5/09 at 102.00         AA+          1,829,791
                 Refunding Bonds, Series 1999, 5.000%, 5/01/28

        1,000   Loudoun County Sanitation Authority, Virginia, Water and              1/15 at 100.00         AA+          1,045,640
                 Sewerage System Revenue Bonds, Series 2004,
                 5.000%, 1/01/26


                                       44

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
$       1,310    5.000%, 11/01/21 - FGIC Insured                                     11/11 at 100.00         AAA     $    1,377,620
        1,380    5.000%, 11/01/22 - FGIC Insured                                     11/11 at 100.00         AAA          1,445,821

        1,955   Rivanna Water and Sewerage Authority, Virginia, Regional             10/09 at 101.00          AA          2,096,601
                 Water and Sewerage System Revenue Bonds, Series 1999,
                 5.625%, 10/01/29

        2,250   Virginia Beach, Virginia, Storm Water Utility Revenue Bonds,          9/10 at 101.00         Aa3          2,490,323
                 Series 2000, 6.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
$     185,600   Total Long-Term Investments (cost $189,148,005) - 144.8%                                                197,054,990
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      2,857,840
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.9)%                                                        (63,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  136,112,830
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
                    N/R  Investment is not rated.
                    (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

                        Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.7% (3.2% OF TOTAL INVESTMENTS)

                Guam Economic Development Authority, Tobacco Settlement
                Asset-Backed Bonds, Series 2001A:
$          85    5.000%, 5/15/22                                                      5/11 at 100.00        Baa3     $       85,932
          850    5.400%, 5/15/31                                                      5/11 at 100.00        Baa3            859,775

                Tobacco Settlement Financing Corporation of Virginia,
                Tobacco Settlement Asset-Backed Bonds, Series 2005:
          550    5.250%, 6/01/19                                                      6/15 at 100.00         BBB            555,946
          725    5.500%, 6/01/26                                                      6/15 at 100.00         BBB            732,750


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.9% (9.4% OF TOTAL INVESTMENTS)

          500   Danville Industrial Development Authority, Virginia, Educational      3/11 at 102.00         N/R            507,160
                 Facilities Revenue Bonds, Averett University, Series 2001,
                 6.000%, 3/15/22

          500   Prince William County Industrial Development Authority,              10/13 at 101.00          A3            517,100
                 Virginia, Educational Facilities Revenue Bonds, Catholic
                 Diocese of Arlington, Series 2003, 5.500%, 10/01/33

          850   Prince William County Park Authority, Virginia, Park Facilities      10/09 at 101.00          A3            913,113
                 Revenue Refunding and Improvement Bonds, Series 1999,
                 6.000%, 10/15/28

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System,
                Series 1999:
          160    5.375%, 2/01/19                                                      2/09 at 101.00        BBB-            163,130
          320    5.375%, 2/01/29                                                      2/09 at 101.00        BBB-            321,622

          330   Rockbridge County Industrial Development Authority, Virginia,           No Opt. Call          B2            327,515
                 Horse Center Revenue Refunding Bonds, Series 2001B,
                 6.125%, 7/15/11

        1,000   Rockbridge County Industrial Development Authority, Virginia,         7/11 at 100.00          B2          1,000,810
                 Horse Center Revenue Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21

          160   The Rector and Visitors of the University of Virginia, General        6/15 at 100.00         AAA            171,694
                 Revenue Bonds, Series 2005, 5.000%, 6/01/18

          700   Virginia College Building Authority, Educational Facilities             No Opt. Call         Aa1            756,154
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2004B, 5.000%, 9/01/13

        1,325   Virginia College Building Authority, Educational Facilities           9/10 at 100.00         AA+          1,394,947
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2000A, 5.000%, 9/01/17

          500   Virginia College Building Authority, Educational Facilities           7/08 at 101.00          AA            512,175
                 Revenue Refunding Bonds, Marymount University,
                 Series 1998, 5.100%, 7/01/18 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 10.8% (7.2% OF TOTAL INVESTMENTS)

        1,000   Fauquier County Industrial Development Authority, Virginia,          10/12 at 102.00          AA          1,045,220
                 Hospital Revenue Bonds, Fauquier Hospital, Series 2002,
                 5.250%, 10/01/25 - RAAI Insured

        1,500   Fredericksburg Industrial Development Authority, Virginia,            6/07 at 102.00         AAA          1,566,105
                 Hospital Facilities Revenue Refunding Bonds, MediCorp
                 Health System Obligated Group, Series 1996,
                 5.250%, 6/15/16 - AMBAC Insured

          500   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3            506,360
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

          500   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-            521,100
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30

          575   Manassas Industrial Development Authority, Virginia,                  4/13 at 100.00          A2            589,910
                 Hospital Revenue Bonds, Prince William Hospital,
                 Series 2002, 5.250%, 4/01/33

          800   Norton Industrial Development Authority, Virginia, Hospital          12/11 at 101.00           A            860,768
                 Revenue Refunding and Improvement Bonds, Norton
                 Community Hospital, Series 2001, 6.000%, 12/01/22 -
                 ACA Insured


                                       46

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.4% (2.9% OF TOTAL INVESTMENTS)

$       1,000   Arlington County Industrial Development Authority, Virginia,         11/11 at 102.00         AAA     $    1,027,100
                 Multifamily Housing Mortgage Revenue Bonds, Arlington
                 View Terrace Apartments, Series 2001, 5.150%, 11/01/31
                 (Alternative Minimum Tax) (Mandatory put 11/01/19)

        1,000   Virginia Housing Development Authority, Rental Housing Bonds,        10/10 at 100.00         AA+          1,037,560
                 Series 2000G, 5.625%, 10/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.2% (1.5% OF TOTAL INVESTMENTS)

        1,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          1,027,510
                 Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.1% (0.1% OF TOTAL INVESTMENTS)

           50   Charles County Industrial Development Authority, Virginia,              No Opt. Call         BBB             51,097
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 4.4% (3.0% OF TOTAL INVESTMENTS)

          500   Albemarle County Industrial Development Authority, Virginia,          1/12 at 100.00         N/R            517,945
                 Residential Care Facility Revenue Bonds, Westminster
                 Canterbury of the Blue Ridge First Mortgage, Series 2001,
                 6.200%, 1/01/31

          350   Chesterfield County Health Center Commission, Virginia,              12/15 at 100.00         N/R            346,595
                 Mortgage Revenue Bonds, Lucy Corr Village, Series 2005,
                 5.625%, 12/01/39

          650   James City County Industrial Development Authority, Virginia,         3/12 at 101.00         N/R            690,495
                 Residential Care Facility First Mortgage Revenue Refunding
                 Bonds, Williamsburg Landing Inc., Series 2003A,
                 6.000%, 3/01/23

          350   Virginia Beach Development Authority, Virginia, Residential          11/15 at 100.00         N/R            347,617
                 Care Facility Mortgage Revenue Bonds, Westminster
                 Canterbury on Chesapeake Bay, Series 2005,
                 5.000%, 11/01/22

          175   Winchester Industrial Development Authority, Virginia,                1/15 at 100.00         N/R            175,886
                 Residential Care Facility Revenue Bonds, Westminster-
                 Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 1.7% (1.0% OF TOTAL INVESTMENTS)

          100   Bedford County Industrial Development Authority, Virginia,            2/08 at 102.00         Ba2             94,377
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation, Series 1998, 5.600%, 12/01/25
                 (Alternative Minimum Tax) (a)

           20   Bedford County Industrial Development Authority, Virginia,           12/09 at 101.00         Ba2             20,457
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation, Series 1999A, 6.550%, 12/01/25
                 (Alternative Minimum Tax)

          220   Goochland County Industrial Development Authority, Virginia,         12/08 at 101.00         Ba2            207,053
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
                 (Alternative Minimum Tax) (a)

          500   Hopewell Industrial Development Authority, Virginia,                    No Opt. Call        CCC+            481,255
                 Environmental Improvement Revenue Bonds, Smurfit Stone
                 Container Corporation, Series 2005, 5.250%, 6/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 30.9% (20.8% OF TOTAL INVESTMENTS)

          330   Alexandria, Virginia, General Obligation Bonds, Series 2004B,           No Opt. Call         AAA            357,981
                 5.000%, 6/15/13

          300   Alexandria, Virginia, General Obligation Bonds, Series 2004C,           No Opt. Call         AAA            323,766
                 5.000%, 12/15/11

          500   Arlington County, Virginia, General Obligation Bonds,                 5/15 at 100.00         AAA            542,530
                 Series 2005, 5.000%, 5/15/16

        2,000   Chesterfield County, Virginia, General Obligation Public              1/11 at 100.00         AAA          2,095,540
                 Improvement Bonds, Series 2001, 5.000%, 1/15/21

          500   Henrico County, Virginia, General Obligation Bonds,                   7/15 at 100.00         AAA            543,135
                 Series 2005, 5.000%, 7/15/16

        3,310   Leesburg, Virginia, General Obligation Public Improvement             1/11 at 101.00         AAA          3,508,037
                 Bonds, Series 2000, 5.125%, 1/15/21 - FGIC Insured

          660   Loudoun County, Virginia, General Obligation Public                     No Opt. Call         Aaa            717,288
                 Improvement Bonds, Series 2005A, 5.000%, 7/01/14

          500   Loudoun County, Virginia, General Obligation Public                   6/15 at 100.00         Aaa            537,365
                 Improvement Bonds, Series 2005B, 5.000%, 6/01/18

          845   Newport News, Virginia, General Obligation Bonds,                     5/14 at 101.00          AA            911,096
                 Series 2004C, 5.000%, 5/01/16

          320   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            336,771
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured


                                       47

                        Nuveen Virginia Dividend Advantage Municipal Fund (NGB) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$         500   Portsmouth, Virginia, General Obligation Bonds, Series 2003,            No Opt. Call         AAA     $      539,335
                 5.000%, 7/01/12 - FSA Insured

                Richmond, Virginia, General Obligation Bonds, Series 2005A:
          620    5.000%, 7/15/17 - FSA Insured                                        7/15 at 100.00         AAA            666,791
          500    5.000%, 7/15/20 - FSA Insured                                        7/15 at 100.00         AAA            532,395

          400   Suffolk, Virginia, General Obligation Bonds, Series 2005,               No Opt. Call         Aa2            434,324
                 5.000%, 12/01/15

        2,425   Virginia Beach, Virginia, General Obligation Public                   6/11 at 101.00         AA+          2,556,217
                 Improvement Bonds, Series 2001, 5.000%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.9% (15.4% OF TOTAL INVESTMENTS)

          271   Bell Creek Community Development Authority, Virginia,                 3/13 at 101.00         N/R            286,390
                 Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22

          500   Broad Street Community Development Authority, Virginia,               6/13 at 102.00         N/R            554,565
                 Revenue Bonds, Series 2003, 7.500%, 6/01/33

                Buena Vista Public Recreational Facilities Authority, Virginia,
                Lease Revenue Bonds, Golf Course Project, Series 2005A:
          120    5.250%, 7/15/25 - ACA Insured                                        7/15 at 100.00           A            124,350
           95    5.500%, 7/15/35 - ACA Insured                                        7/15 at 100.00           A             99,053

          580   Prince William County, Virginia, Certificates of Participation,       6/15 at 100.00         Aaa            613,953
                 County Facilities, Series 2005, 5.000%, 6/01/20 -
                 AMBAC Insured

        1,000   Spotsylvania County Industrial Development Authority,                 8/13 at 100.00         AAA          1,065,590
                 Virginia, Lease Revenue Bonds, School Facilities,
                 Series 2003B, 5.125%, 8/01/23 - AMBAC Insured

          960   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          1,069,680
                 Taxes Loan Note, Series 1999A, 6.375%, 10/01/19

          500   Virginia Beach Development Authority, Public Facilities               5/15 at 100.00          AA            538,295
                 Revenue Bonds, Series 2005A, 5.000%, 5/01/16

          500   Virginia College Building Authority, Educational Facilities             No Opt. Call         AA+            533,940
                 Revenue Bonds, 21st Century College Program, Series 2004A,
                 5.000%, 2/01/11

          500   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+            523,145
                 Revenue Bonds, 21st Century College Program, Series 2002A,
                 5.000%, 2/01/22

          800   Commonwealth Transportation Board of Virginia, Federal                  No Opt. Call          AA            866,472
                 Highway Reimbursement Anticipation Notes, Series 2005,
                 5.000%, 9/28/15

          350   Virginia Gateway Community Development Authority,                     3/13 at 102.00         N/R            382,939
                 Prince William County, Special Assessment Bonds,
                 Series 2003, 6.375%, 3/01/30

          750   Virginia Public Building Authority, Public Facilities Revenue           No Opt. Call         AA+            804,173
                 Bonds, Series 2004B, 5.000%, 8/01/11

          800   Virginia Public School Authority, School Financing Bonds,               No Opt. Call         AA+            863,864
                 1997 Resolution, Series 2004C, 5.000%, 8/01/13

          345   Virginia Public School Authority, School Financing Bonds,             8/15 at 100.00         AA+            371,130
                 1997 Resolution, Series 2005C, 5.000%, 8/01/17

        2,000   Virginia Public School Authority, School Financing Bonds,             8/11 at 101.00         AA+          2,110,060
                 1997 Resolution, Series 2001A, 5.000%, 8/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 22.6% (15.2% OF TOTAL INVESTMENTS)

        1,000   Capital Region Airport Authority, Richmond, Virginia,                 7/15 at 100.00         AAA          1,061,340
                 Revenue Bonds, Richmond International Airport,
                 Series 2005A, 5.000%, 7/01/18 - FSA Insured

        1,000   Chesapeake Bay Bridge and Tunnel Commission, Virginia,                  No Opt. Call         AAA          1,154,120
                 General Resolution Revenue Refunding Bonds,
                 Series 1998, 5.500%, 7/01/25 - MBIA Insured

        3,000   Metropolitan Washington D.C. Airports Authority,                     10/11 at 101.00         AAA          3,165,270
                 Airport System Revenue Bonds, Series 2001A,
                 5.500%, 10/01/27 (Alternative Minimum Tax) -
                 MBIA Insured

          250   Metropolitan Washington D.C. Airports Authority,                     10/11 at 101.00         AAA            259,730
                 Airport System Revenue Bonds, Series 2001B,
                 5.000%, 10/01/21 - MBIA Insured

        1,500   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,           7/11 at 100.00         AAA          1,542,810
                 Series 2001A, 5.125%, 7/01/31 - FGIC Insured


                                       48

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                Pocahontas Parkway Association, Virginia, Senior Lien Revenue
                Bonds, Route 895 Connector Toll Road, Series 1998A:
$         200    5.250%, 8/15/07                                                        No Opt. Call         BB-     $      204,060
          200    5.500%, 8/15/28                                                      8/08 at 102.00         BB-            206,246

          500   Richmond Metropolitan Authority, Virginia, Revenue Refunding            No Opt. Call         AAA            556,930
                 Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 -
                 FGIC Insured

        1,225   Virginia Resources Authority, Airports Revolving Fund Revenue         2/11 at 100.00         Aa2          1,292,351
                 Bonds, Series 2001A, 5.250%, 8/01/23

        1,250   Virginia Resources Authority, Airports Revolving Fund Revenue         2/11 at 100.00         Aa2          1,271,925
                 Bonds, Series 2001B, 5.125%, 8/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 22.3% (15.0% OF TOTAL INVESTMENTS)

        1,000   Bristol, Virginia, Utility System Revenue Refunding Bonds,            7/11 at 102.00         AAA          1,065,250
                 Series 2001, 5.000%, 7/15/21 - FSA Insured

          485   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            513,804
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,540   Loudoun County, Virginia, General Obligation Public                   1/11 at 101.00         Aaa          1,677,060
                 Improvement Bonds, Series 2001B, 5.250%, 1/01/20
                 (Pre-refunded to 1/01/11)

          425   Loudoun County Industrial Development Authority, Virginia,            6/12 at 101.00      BBB***            477,883
                 Hospital Revenue Bonds, Loudoun Hospital Center,
                 Series 2002A, 6.000%, 6/01/22 (Pre-refunded to 6/01/12)

        1,000   Newport News, Virginia, General Obligation Bonds,                     5/10 at 102.00       AA***          1,104,650
                 Series 2000A, 5.625%, 5/01/16 (Pre-refunded to 5/01/10)

        1,000   Norfolk Industrial Development Authority, Virginia, Healthcare        8/07 at 102.00         AAA          1,049,970
                 Revenue Bonds, Bon Secours Health System, Series 1997,
                 5.250%, 8/15/26 (Pre-refunded to 8/15/07) - MBIA Insured

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        1,500    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          1,614,795
        1,500    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          1,614,795

        1,300   Richmond, Virginia, General Obligation Refunding and                  1/10 at 101.00         AAA          1,393,870
                 Public Improvement Bonds, Series 1999A, 5.125%, 1/15/24
                 (Pre-refunded to 1/15/10) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.5% (2.3% OF TOTAL INVESTMENTS)

        1,000   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00          A3          1,119,900
                 Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

          500   Richmond, Virginia, Public Utility Revenue Refunding Bonds,           1/12 at 100.00         AAA            515,250
                 Series 2002, 5.000%, 1/15/27 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 4.4% (3.0% OF TOTAL INVESTMENTS)

        2,000   Henrico County, Virginia, Water and Sewer System Revenue              5/09 at 102.00         AA+          2,083,940
                 Refunding Bonds, Series 1999, 5.000%, 5/01/22
------------------------------------------------------------------------------------------------------------------------------------
$      66,501   Total Long-Term Investments (cost $67,547,386) - 148.8%                                                  70,290,352
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                        932,031
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.8)%                                                        (24,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   47,222,383
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
                    N/R  Investment is not rated.
                    (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

                        Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)
                        Portfolio of
                                INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.3% (3.0% OF TOTAL INVESTMENTS)

                Tobacco Settlement Financing Corporation of Virginia, Tobacco
                Settlement Asset-Backed Bonds, Series 2005:
$       1,050    5.250%, 6/01/19                                                      6/15 at 100.00         BBB     $    1,061,351
        2,700    5.500%, 6/01/26                                                      6/15 at 100.00         BBB          2,728,863


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.7% (6.0% OF TOTAL INVESTMENTS)

        1,000   Fairfax County Economic Development Authority, Virginia,              9/09 at 101.00         Aaa          1,059,940
                 Revenue Bonds, National Wildlife Federation, Series 1999,
                 5.375%, 9/01/29 - MBIA Insured

        1,000   Prince William County Industrial Development Authority,              10/13 at 101.00          A3          1,034,200
                 Virginia, Educational Facilities Revenue Bonds, Catholic
                 Diocese of Arlington, Series 2003, 5.500%, 10/01/33

        1,500   Puerto Rico Industrial, Tourist, Educational, Medical and            12/12 at 101.00        BBB-          1,545,705
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Refunding Bonds, Ana G. Mendez
                 University System, Series 2002, 5.375%, 12/01/21

          500   Rockbridge County Industrial Development Authority, Virginia,         7/11 at 100.00          B2            500,405
                 Horse Center Revenue Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21

          275   The Rector and Visitors of the University of Virginia, General        6/15 at 100.00         AAA            295,100
                 Revenue Bonds, Series 2005, 5.000%, 6/01/18

        1,000   Virginia College Building Authority, Educational Facilities             No Opt. Call         Aa1          1,080,220
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2004B, 5.000%, 9/01/13

        2,000   Winchester Industrial Development Authority, Virginia,               10/08 at 102.00         AAA          2,110,400
                 Educational Facilities First Mortgage Revenue Bonds,
                 Shenandoah University, Series 1998, 5.250%, 10/01/28 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.4% (11.9% OF TOTAL INVESTMENTS)

        1,500   Albemarle County Industrial Development Authority, Virginia,         10/12 at 100.00          A2          1,530,165
                 Hospital Revenue Bonds, Martha Jefferson Hospital,
                 Series 2002, 5.250%, 10/01/35

        3,000   Fauquier County Industrial Development Authority, Virginia,          10/12 at 102.00          AA          3,135,660
                 Hospital Revenue Bonds, Fauquier Hospital, Series 2002,
                 5.250%, 10/01/25 - RAAI Insured

          675   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3            683,586
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

        1,000   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-          1,042,200
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30

        1,155   Manassas Industrial Development Authority, Virginia, Hospital         4/13 at 100.00          A2          1,184,949
                 Revenue Bonds, Prince William Hospital, Series 2002,
                 5.250%, 4/01/33

        1,000   Medical College of Virginia Hospital Authority, General               7/08 at 102.00         AAA          1,059,500
                 Revenue Bonds, Series 1998, 5.250%, 7/01/14 -
                 MBIA Insured

        1,200   Norton Industrial Development Authority, Virginia, Hospital          12/11 at 101.00           A          1,291,152
                 Revenue Refunding and Improvement Bonds, Norton
                 Community Hospital, Series 2001, 6.000%, 12/01/22 -
                 ACA Insured

        1,000   Prince William County Industrial Development Authority,              10/08 at 102.00         Aaa          1,041,470
                 Virginia, Hospital Facility Revenue Refunding Bonds,
                 Potomac Hospital Corporation of Prince William, Series 1998,
                 5.000%, 10/01/18 - FSA Insured

        3,915   Roanoke Industrial Development Authority, Virginia, Hospital          7/12 at 100.00         AAA          4,194,570
                 Revenue Bonds, Carilion Health System, Series 2002A,
                 5.500%, 7/01/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.8% (6.1% OF TOTAL INVESTMENTS)

        7,485   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          7,690,912
                 Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 -
                 MBIA Insured


                                       50

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.7% (2.5% OF TOTAL INVESTMENTS)

$         165   Albemarle County Industrial Development Authority, Virginia,          1/12 at 100.00         N/R     $      170,922
                 Residential Care Facility Revenue Bonds, Westminster
                 Canterbury of the Blue Ridge First Mortgage, Series 2001,
                 6.200%, 1/01/31

          650   Chesterfield County Health Center Commission, Virginia,              12/15 at 100.00         N/R            643,676
                 Mortgage Revenue Bonds, Lucy Corr Village, Series 2005,
                 5.625%, 12/01/39

        1,350   James City County Industrial Development Authority, Virginia,         3/12 at 101.00         N/R          1,434,105
                 Residential Care Facility First Mortgage Revenue Refunding
                 Bonds, Williamsburg Landing Inc., Series 2003A,
                 6.000%, 3/01/23

          650   Virginia Beach Development Authority, Virginia, Residential          11/15 at 100.00         N/R            645,574
                 Care Facility Mortgage Revenue Bonds, Westminster
                 Canterbury on Chesapeake Bay, Series 2005,
                 5.000%, 11/01/22

          325   Winchester Industrial Development Authority, Virginia,                1/15 at 100.00         N/R            326,645
                 Residential Care Facility Revenue Bonds, Westminster-
                 Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 1.8% (1.2% OF TOTAL INVESTMENTS)

          165   Bedford County Industrial Development Authority, Virginia,            2/08 at 102.00         Ba2            155,722
                 Industrial Development Revenue Refunding Bonds,
                 Nekoosa Packaging Corporation, Series 1998,
                 5.600%, 12/01/25 (Alternative Minimum Tax) (a)

          460   Goochland County Industrial Development Authority, Virginia,         12/08 at 101.00         Ba2            432,929
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
                  (Alternative Minimum Tax) (a)

        1,000   Hopewell Industrial Development Authority, Virginia,                    No Opt. Call        CCC+            962,510
                 Environmental Improvement Revenue Bonds, Smurfit Stone
                 Container Corporation, Series 2005, 5.250%, 6/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 38.5% (26.5% OF TOTAL INVESTMENTS)

          600   Alexandria, Virginia, General Obligation Bonds, Series 2004B,           No Opt. Call         AAA            650,874
                 5.000%, 6/15/13

          540   Alexandria, Virginia, General Obligation Bonds, Series 2004C,           No Opt. Call         AAA            582,779
                 5.000%, 12/15/11

        1,000   Arlington County, Virginia, General Obligation Bonds,                 5/15 at 100.00         AAA          1,085,060
                 Series 2005, 5.000%, 5/15/16

        1,750   Chesapeake, Virginia, General Obligation Bonds,                      12/11 at 100.00          AA          1,918,665
                 Series 2001, 5.500%, 12/01/16

        1,200   Loudoun County, Virginia, General Obligation Public                     No Opt. Call         Aaa          1,304,160
                 Improvement Bonds, Series 2005A, 5.000%, 7/01/14

           95   Loudoun County, Virginia, General Obligation Public                   5/12 at 100.00         Aaa            102,291
                 Improvement Bonds, Series 2002A, 5.250%, 5/01/22

        1,000   Loudoun County, Virginia, General Obligation Public                   6/15 at 100.00         Aaa          1,074,730
                 Improvement Bonds, Series 2005B, 5.000%, 6/01/18

        1,730   Loudoun County, Virginia, General Obligation Public                  11/11 at 101.00         Aaa          1,776,001
                 Improvement Bonds, Series 2001C, 4.500%, 11/01/17

        1,840   Newport News, Virginia, General Obligation Bonds, General             7/13 at 100.00          AA          1,944,015
                 Improvement and Water Projects, Series 2002A,
                 5.000%, 7/01/20

        1,000   Newport News, Virginia, General Obligation Bonds,                    11/13 at 100.00          AA          1,054,080
                 Series 2003B, 5.000%, 11/01/22

          565   Portsmouth, Virginia, General Obligation Public Utility               6/08 at 100.00         AAA            581,860
                 Refunding Bonds, Series 2001B, 5.000%, 6/01/21 -
                 FGIC Insured

        1,500   Portsmouth, Virginia, General Obligation Bonds,                         No Opt. Call         AAA          1,618,005
                 Series 2003, 5.000%, 7/01/12 - FSA Insured

                Powhatan County, Virginia, General Obligation Bonds,
                Series 2001:
          660    5.000%, 1/15/23 - AMBAC Insured                                      1/11 at 101.00         AAA            688,552
        1,000    5.000%, 1/15/27 - AMBAC Insured                                      1/11 at 101.00         AAA          1,029,420

        1,000   Richmond, Virginia, General Obligation Bonds, Series 2004A,           7/14 at 100.00         AAA          1,057,710
                 5.000%, 7/15/21 - FSA Insured

        1,000   Richmond, Virginia, General Obligation Bonds, Series 2005A,           7/15 at 100.00         AAA          1,064,790
                 5.000%, 7/15/20 - FSA Insured

                Roanoke, Virginia, General Obligation Public Improvement
                Bonds, Series 2002A:
        2,400    5.000%, 10/01/18                                                    10/12 at 101.00          AA          2,556,144
        2,435    5.000%, 10/01/19                                                    10/12 at 101.00          AA          2,589,209

        1,280   Roanoke, Virginia, General Obligation Public Improvement             10/12 at 101.00         AAA          1,360,435
                 Bonds, Series 2002B, 5.000%, 10/01/15 (Alternative
                 Minimum Tax) - FGIC Insured


                                       51

                        Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Salem, Virginia, General Obligation Public Improvement
                Bonds, Series 2002:
$       1,145    5.375%, 1/01/21                                                      1/12 at 100.00         Aa3     $    1,229,902
        1,200    5.375%, 1/01/22                                                      1/12 at 100.00         Aa3          1,288,980
        1,260    5.375%, 1/01/23                                                      1/12 at 100.00         Aa3          1,353,429
        1,325    5.375%, 1/01/24                                                      1/12 at 100.00         Aa3          1,423,249

        1,000   Staunton, Virginia, General Obligation Bonds, Series 2004,            2/14 at 101.00         AAA          1,174,500
                 6.250%, 2/01/25 - AMBAC Insured

        1,500   Virginia Beach, Virginia, General Obligation Public Improvement       6/11 at 101.00         AA+          1,581,840
                 Bonds, Series 2001, 5.000%, 6/01/19

        1,420   Virginia Beach, Virginia, General Obligation Refunding and            3/12 at 100.00         AA+          1,501,977
                 Public Improvement Bonds, Series 2002, 5.000%, 3/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 26.4% (18.1% OF TOTAL INVESTMENTS)

          501   Bell Creek Community Development Authority, Virginia, Special         3/13 at 101.00         N/R            529,452
                 Assessment Bonds, Series 2003A, 6.750%, 3/01/22

        1,000   Broad Street Community Development Authority, Virginia,               6/13 at 102.00         N/R          1,109,130
                 Revenue Bonds, Series 2003, 7.500%, 6/01/33

                Buena Vista Public Recreational Facilities Authority, Virginia,
                Lease Revenue Bonds, Golf Course Project, Series 2005A:
          210    5.250%, 7/15/25 - ACA Insured                                        7/15 at 100.00           A            217,613
          165    5.500%, 7/15/35 - ACA Insured                                        7/15 at 100.00           A            172,039

        1,800   Loudoun County Industrial Development Authority, Virginia,            3/13 at 100.00          AA          1,906,074
                 Lease Revenue Refunding Bonds, Public Facility Project,
                 Series 2003, 5.000%, 3/01/19

          400   Puerto Rico Public Buildings Authority, Guaranteed                    7/12 at 100.00         BBB            409,364
                 Government Facilities Revenue Refunding Bonds,
                 Series 2002D, 5.250%, 7/01/27

          455   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB-            472,540
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

        1,000   Spotsylvania County Industrial Development Authority,                 8/13 at 100.00         AAA          1,065,590
                 Virginia, Lease Revenue Bonds, School Facilities,
                 Series 2003B, 5.125%, 8/01/23 - AMBAC Insured

          800   Virginia Beach Development Authority, Public Facilities               5/15 at 100.00          AA            861,272
                 Revenue Bonds, Series 2005A, 5.000%, 5/01/16

        1,000   Virginia College Building Authority, Educational Facilities             No Opt. Call         AA+          1,067,880
                 Revenue Bonds, 21st Century College Program,
                 Series 2004A, 5.000%, 2/01/11

        1,790   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+          1,872,859
                 Revenue Bonds, 21st Century College Program, Series 2002A,
                 5.000%, 2/01/22

          800   Commonwealth Transportation Board of Virginia,                          No Opt. Call          AA            866,472
                 Federal Highway Reimbursement Anticipation Notes,
                 Series 2005, 5.000%, 9/28/15

        1,710   Virginia Transportation Board, Transportation Revenue                 5/11 at 100.00         AA+          1,754,682
                 Bonds, Northern Virginia Transportation District Program,
                 Series 2001A, 5.000%, 5/15/26

                Virginia Transportation Board, Transportation Revenue Bonds,
                U.S. Route 58 Corridor Development Program, Series 2001B:
        1,705    5.000%, 5/15/22                                                      5/11 at 100.00         AA+          1,784,777
        1,665    5.000%, 5/15/23                                                      5/11 at 100.00         AA+          1,738,593

          690   Virginia Gateway Community Development Authority,                     3/13 at 102.00         N/R            754,936
                 Prince William County, Special Assessment Bonds,
                 Series 2003, 6.375%, 3/01/30

        1,000   Virginia Public Building Authority, Public Facilities Revenue           No Opt. Call         AA+          1,072,230
                 Bonds, Series 2004B, 5.000%, 8/01/11

          700   Virginia Public School Authority, School Financing Bonds,               No Opt. Call         AA+            755,881
                 1997 Resolution, Series 2004C, 5.000%, 8/01/13

          570   Virginia Public School Authority, School Financing Bonds,             8/15 at 100.00         AA+            613,172
                 1997 Resolution, Series 2005C, 5.000%, 8/01/17

        2,540   Virginia Public School Authority, School Financing Bonds,             8/11 at 101.00         AA+          2,679,776
                 1997 Resolution, Series 2001B, 5.000%, 8/01/19

        1,265   Virginia Resources Authority, Infrastructure Revenue Bonds,           5/10 at 101.00          AA          1,300,888
                 Pooled Loan Bond Program, Series 2001D, 5.000%, 5/01/26


                                       52

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.3% (1.6% OF TOTAL INVESTMENTS)

$       1,000   Metropolitan Washington D.C. Airports Authority,                     10/12 at 100.00         AAA     $    1,025,300
                 Airport System Revenue Bonds, Series 2002A,
                 5.125%, 10/01/26 (Alternative Minimum Tax) - FGIC Insured

                Pocahontas Parkway Association, Virginia, Senior Lien
                Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
          300    5.250%, 8/15/07                                                        No Opt. Call         BB-            306,090
          325    5.500%, 8/15/28                                                      8/08 at 102.00         BB-            335,150

          300   Virginia Resources Authority, Airports Revolving Fund Revenue         2/11 at 100.00         Aa2            318,708
                 Bonds, Series 2001A, 5.250%, 8/01/17


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 12.1% (8.3% OF TOTAL INVESTMENTS)

        1,000   Bristol, Virginia, General Obligation Utility System Revenue         11/12 at 102.00         AAA          1,081,980
                 Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured

        1,000   Fairfax County, Virginia, General Obligation Refunding and            6/10 at 101.00         AAA          1,072,790
                 Improvement Bonds, Series 2002, 5.000%, 6/01/20
                 (Pre-refunded to 6/01/10)

          195   Fairfax County Water Authority, Virginia, Water Revenue               4/12 at 100.00         AAA            209,364
                 Refunding Bonds, Series 2002, 5.000%, 4/01/27
                 (Pre-refunded to 4/01/12)

          445   Loudoun County, Virginia, General Obligation Public                   5/12 at 100.00         Aaa            484,823
                 Improvement Bonds, Series 2002A, 5.250%, 5/01/22
                 (Pre-refunded to 5/01/12)

                Loudoun County Industrial Development Authority, Virginia,
                Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
          250    6.000%, 6/01/22 (Pre-refunded to 6/01/12)                            6/12 at 101.00      BBB***            281,108
          600    6.100%, 6/01/32 (Pre-refunded to 6/01/12)                            6/12 at 101.00      BBB***            678,072

        2,750   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,960,458
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        1,100   Puerto Rico Public Buildings Authority, Guaranteed                    7/12 at 100.00      BBB***          1,187,802
                 Government Facilities Revenue Refunding Bonds,
                 Series 2002D, 5.250%, 7/01/27 (Pre-refunded to 7/01/12)

        1,345   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00         Aaa          1,474,120
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded to 2/01/12)

          500   Virginia Beach, Virginia, Water and Sewerage System                   8/10 at 100.00       AA***            535,320
                 Revenue Bonds, Series 2000, 5.125%, 8/01/14
                 (Pre-refunded to 8/01/10)

          500   Virginia Public Building Authority, Public Facilities Revenue         8/10 at 100.00      AA+***            548,680
                 Bonds, Series 2000A, 5.750%, 8/01/20
                 (Pre-refunded to 8/01/10)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.4% (4.4% OF TOTAL INVESTMENTS)

        2,000   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00          A3          2,239,800
                 Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

        3,125   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          3,327,875
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 15.2% (10.4% OF TOTAL INVESTMENTS)

          805   Fairfax County Water Authority, Virginia, Water Revenue               4/12 at 100.00         AAA            833,433
                 Refunding Bonds, Series 2002, 5.000%, 4/01/27

                Henry County Public Service Authority, Virginia, Water and
                Sewerage Revenue Refunding Bonds, Series 2001:
        1,000    5.500%, 11/15/17 - FSA Insured                                         No Opt. Call         AAA          1,126,730
        3,000    5.500%, 11/15/19 - FSA Insured                                         No Opt. Call         AAA          3,413,820

                Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
        1,130    5.000%, 11/01/18 - FGIC Insured                                     11/11 at 100.00         AAA          1,195,472
        1,190    5.000%, 11/01/19 - FGIC Insured                                     11/11 at 100.00         AAA          1,256,364
        1,450    5.000%, 11/01/23 - FGIC Insured                                     11/11 at 100.00         AAA          1,515,990
        1,525    5.000%, 11/01/24 - FGIC Insured                                     11/11 at 100.00         AAA          1,591,307


                                       53

                        Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) (continued)
                             Portfolio of INVESTMENTS November 30, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       2,250   Virginia Resources Authority, Water and Sewerage System               5/11 at 101.00          AA     $    2,305,234
                 Revenue Bonds, Caroline County Public Improvements Project,
                 Series 2001, 5.000%, 5/01/32
------------------------------------------------------------------------------------------------------------------------------------
$     120,016   Total Long-Term Investments (cost $121,539,165) - 145.6%                                                126,946,098
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.6%                                                                      2,223,119
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.2)%                                                        (42,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   87,169,217
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT NOVEMBER 30, 2005:
                              FIXED RATE      FIXED RATE         FLOATING RATE  FLOATING RATE
              NOTIONAL  PAID BY THE FUND         PAYMENT  RECEIVED BY THE FUND        PAYMENT  EFFECTIVE   TERMINATION    UNREALIZED
COUNTERPARTY  AMOUNT         (ANNUALIZED)      FREQUENCY              BASED ON      FREQUENCY     DATE(2)         DATE  APPRECIATION
====================================================================================================================================
   Citigroup  $700,000             4.699%  Semi-annually     3-month USD-LIBOR      Quarterly    2/27/06       2/27/26       $45,014
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
                    N/R  Investment is not rated.
                    (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES November 30, 2005 (Unaudited)
                                                                        MARYLAND         MARYLAND          MARYLAND         MARYLAND
                                                                         PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NMY)            (NFM)             (NZR)            (NWI)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $224,153,204, $88,673,116,
   $90,097,608 and $112,903,634, respectively)                      $231,195,721      $91,274,666       $93,145,153    $114,789,733
Cash                                                                          --               --                --              --
Receivables:
   Interest                                                            4,224,811        1,608,986         1,525,110       1,729,296
   Investments sold                                                           --          614,526           233,650              --
Unrealized appreciation on forward swaps                                      --               --            19,292         157,515
Other assets                                                              13,452            3,228               762             881
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   235,433,984       93,501,406        94,923,967     116,677,425
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           534,527           62,337           157,668         206,295
Payable for investments purchased                                         96,470               --                --              --
Accrued expenses:
   Management fees                                                       122,034           26,069            26,435          30,572
   Other                                                                  63,465           21,177            24,773          28,550
Preferred share dividends payable                                         40,204            4,927             7,890           3,152
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                  856,700          114,510           216,766         268,569
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                79,100,000       32,000,000        32,000,000      39,000,000
====================================================================================================================================
Net assets applicable to Common shares                              $155,477,284      $61,386,896       $62,707,201    $ 77,408,856
====================================================================================================================================
Common shares outstanding                                             10,623,525        4,168,560         4,177,476       5,359,275
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      14.64      $     14.73       $     15.01    $      14.44
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $    106,235      $    41,686       $    41,775    $     53,593
Paid-in surplus                                                      147,548,696       59,134,773        59,265,488      75,640,534
Undistributed (Over-distribution of) net investment income               609,429          275,254           367,547          70,854
Accumulated net realized gain (loss) from investments and
   forward swaps                                                         170,407         (666,367)          (34,446)       (399,739)
Net unrealized appreciation (depreciation) of investments and
   forward swaps                                                       7,042,517        2,601,550         3,066,837       2,043,614
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $155,477,284      $61,386,896       $62,707,201    $ 77,408,856
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited        Unlimited         Unlimited       Unlimited
   Preferred                                                           Unlimited        Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES (Unaudited) (continued)
                                                                                         VIRGINIA          VIRGINIA         VIRGINIA
                                                                                          PREMIUM          DIVIDEND         DIVIDEND
                                                                                           INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                            (NPV)             (NGB)            (NNB)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $189,148,005, $67,547,386
   and $121,539,165, respectively)                                                   $197,054,990       $70,290,352    $126,946,098
Cash                                                                                           --                --         409,397
Receivables:
   Interest                                                                             3,095,060         1,083,439       1,833,738
   Investments sold                                                                         5,000                --              --
Unrealized appreciation on forward swaps                                                       --                --          45,014
Other assets                                                                               15,151             3,153           1,732
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                    200,170,201        71,376,944     129,235,979
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                             84,387           100,849              --
Payable for investments purchased                                                              --                --              --
Accrued expenses:
   Management fees                                                                        104,233            19,880          35,996
   Other                                                                                   54,613            19,634          30,766
Preferred share dividends payable                                                          14,138            14,198              --
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                   257,371           154,561          66,762
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                 63,800,000        24,000,000      42,000,000
====================================================================================================================================
Net assets applicable to Common shares                                               $136,112,830       $47,222,383    $ 87,169,217
====================================================================================================================================
Common shares outstanding                                                               8,886,034         3,124,944       5,712,678
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                           $      15.32       $     15.11    $      15.26
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                              $     88,860       $    31,249    $     57,127
Paid-in surplus                                                                       125,054,114        44,307,018      81,126,384
Undistributed  (Over-distribution of) net investment income                               700,321           279,771         406,566
Accumulated net realized gain (loss) from investments and
   forward swaps                                                                        2,362,550          (138,621)        127,193
Net unrealized appreciation (depreciation) of investments and
   forward swaps                                                                        7,906,985         2,742,966       5,451,947
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $136,112,830       $47,222,383    $ 87,169,217
====================================================================================================================================
Authorized shares:
   Common                                                                               Unlimited         Unlimited       Unlimited
   Preferred                                                                            Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended November 30, 2005 (Unaudited)
                                                                        MARYLAND         MARYLAND          MARYLAND        MARYLAND
                                                                         PREMIUM         DIVIDEND          DIVIDEND        DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2     ADVANTAGE 3
                                                                           (NMY)            (NFM)             (NZR)           (NWI)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 5,707,652      $ 2,241,403       $ 2,207,805     $ 2,585,015
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          754,235          302,741           307,134         377,356
Preferred shares - auction fees                                           99,146           40,110            40,110          48,884
Preferred shares - dividend disbursing agent fees                         10,027            5,014             5,014           5,014
Shareholders' servicing agent fees and expenses                           14,008            1,211               799             675
Custodian's fees and expenses                                             32,922           15,590            14,686          17,499
Trustees' fees and expenses                                                2,268            1,118             1,049           1,247
Professional fees                                                          8,915            6,101             6,174           6,547
Shareholders' reports - printing and mailing expenses                     21,604            8,156             8,711          10,562
Stock exchange listing fees                                                5,252              178               178             229
Investor relations expense                                                16,201            6,222             6,360           8,000
Other expenses                                                             9,368            6,865             6,787           7,336
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement     973,946          393,306           397,002         483,349
   Custodian fee credit                                                   (8,806)          (4,299)           (4,367)         (5,942)
   Expense reimbursement                                                      --         (141,893)         (143,952)       (188,655)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             965,140          247,114           248,683         288,752
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  4,742,512        1,994,289         1,959,122       2,296,263
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                287,700           54,903            10,384         156,553
Net realized gain (loss) from forward swaps                                   --          (62,612)          (92,720)       (192,334)
Change in net unrealized appreciation (depreciation)
   of investments                                                     (5,103,115)      (1,637,594)       (1,730,896)     (2,310,905)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                           --           64,747           118,054         352,391
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               (4,815,415)      (1,580,556)       (1,695,178)     (1,994,295)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (837,513)        (326,782)         (322,457)       (422,682)
From accumulated net realized gains from investments                          --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                         (837,513)        (326,782)         (322,457)       (422,682)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                            $  (910,416)     $    86,951        $  (58,513)    $  (120,714)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS (Unaudited) (continued)
                                                                                         VIRGINIA          VIRGINIA        VIRGINIA
                                                                                          PREMIUM          DIVIDEND        DIVIDEND
                                                                                           INCOME         ADVANTAGE     ADVANTAGE 2
                                                                                            (NPV)             (NGB)           (NNB)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $ 4,779,587       $ 1,712,681     $ 3,037,633
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                           644,732           231,165         419,014
Preferred shares - auction fees                                                            79,968            30,082          52,644
Preferred shares - dividend disbursing agent fees                                          10,027             5,014           5,014
Shareholders' servicing agent fees and expenses                                            12,099               808           1,029
Custodian's fees and expenses                                                              33,642            14,527          21,918
Trustees' fees and expenses                                                                 2,256               711           1,575
Professional fees                                                                           8,861             6,218           6,860
Shareholders' reports - printing and mailing expenses                                      17,309             6,717          10,328
Stock exchange listing fees                                                                 5,268               133             243
Investor relations expense                                                                 13,577             4,709           8,355
Other expenses                                                                              7,726             6,705           7,539
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                      835,465           306,789         534,519
   Custodian fee credit                                                                   (14,029)           (5,019)        (10,357)
   Expense reimbursement                                                                       --          (108,346)       (196,556)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                              821,436           193,424         327,606
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   3,958,151         1,519,257       2,710,027
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                               1,408,665           189,248         216,727
Net realized gain (loss) from forward swaps                                                    --                --        (197,186)
Change in net unrealized appreciation (depreciation)
   of investments                                                                      (5,539,533)       (1,373,461)     (2,639,351)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                                            --                --         261,242
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                (4,130,868)       (1,184,213)     (2,358,568)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                               (628,859)         (227,645)       (445,817)
From accumulated net realized gains from investments                                           --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                          (628,859)         (227,645)       (445,817)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                                             $  (801,576)      $   107,399     $   (94,358)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                       MARYLAND PREMIUM                    MARYLAND DIVIDEND                  MARYLAND DIVIDEND
                                          INCOME (NMY)                      ADVANTAGE (NFM)                   ADVANTAGE 2 (NZR)
                                  ----------------------------       -----------------------------      ----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                     11/30/05          5/31/05          11/30/05           5/31/05         11/30/05         5/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 4,742,512      $ 9,757,516       $ 1,994,289       $ 4,077,418      $ 1,959,122     $ 3,931,942
Net realized gain (loss) from
   investments                        287,700          795,306            54,903           114,678           10,384         274,944
Net realized gain (loss) from
   forward swaps                           --               --           (62,612)         (186,945)         (92,720)       (171,422)
Change in net unrealized appreciation
   (depreciation) of investments   (5,103,115)       9,023,910        (1,637,594)        3,306,967       (1,730,896)      3,746,058
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                        --               --            64,747           (64,747)         118,054         (98,762)
Distributions to Preferred Shareholders:
   From net investment income        (837,513)      (1,044,071)         (326,782)         (417,536)        (322,457)       (392,360)
   From accumulated net realized gains
     from investments                      --               --                --               --                --         (15,798)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                   (910,416)      18,532,661            86,951         6,829,835          (58,513)      7,274,602
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (4,284,699)      (9,572,060)       (1,787,907)       (3,885,205)      (1,785,174)     (3,655,367)
From accumulated net realized gains
   from investments                        --               --                --                --               --        (256,385)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (4,284,699)      (9,572,060)       (1,787,907)       (3,885,205)      (1,785,174)     (3,911,752)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions      175,963          429,038            36,358            65,542           51,209          56,507
 Preferred shares offering costs           --               --                --                --               --          16,302
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                 175,963          429,038            36,358            65,542           51,209          72,809
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (5,019,152)       9,389,639        (1,664,598)        3,010,172       (1,792,478)      3,435,659
Net assets applicable to Common
   shares at the beginning
   of period                      160,496,436      151,106,797        63,051,494        60,041,322       64,499,679      61,064,020
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $155,477,284     $160,496,436       $61,386,896       $63,051,494      $62,707,201     $64,499,679
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $    609,429     $    989,129       $   275,254       $   395,654      $   367,547     $   516,056
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS (Unaudited) (continued)
                                        MARYLAND DIVIDEND                    VIRGINIA PREMIUM                  VIRGINIA DIVIDEND
                                         ADVANTAGE 3 (NWI)                      INCOME (NPV)                    ADVANTAGE (NGB)
                                  ----------------------------       -----------------------------      ----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                     11/30/05          5/31/05          11/30/05           5/31/05         11/30/05         5/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 2,296,263      $ 4,588,042       $ 3,958,151       $ 8,242,308      $ 1,519,257     $ 3,106,588
Net realized gain (loss) from
   investments                        156,553           94,606         1,408,665         1,338,639          189,248         277,377
Net realized gain (loss) from
   forward swaps                     (192,334)        (447,668)               --                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                  (2,310,905)       5,755,731        (5,539,533)        6,847,395       (1,373,461)      3,250,753
Change in net unrealized appreciation
   (depreciation) of forward swaps    352,391         (194,876)               --                --               --              --
Distributions to Preferred Shareholders:
   From net investment income        (422,682)        (514,154)         (628,859)         (765,695)        (227,645)       (282,554)
   From accumulated net realized gains
     from investments                      --           (2,976)               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                   (120,714)       9,278,705          (801,576)       15,662,647          107,399       6,352,164
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (1,913,262)      (4,164,157)       (3,676,326)       (7,997,824)      (1,382,532)     (2,913,141)
From accumulated net realized gains
   from investments                        --          (40,734)               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (1,913,262)      (4,204,891)       (3,676,326)       (7,997,824)      (1,382,532)     (2,913,141)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --               --           250,336           553,214           23,902          46,268
Preferred shares offering costs            --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                      --               --           250,336           553,214           23,902          46,268
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (2,033,976)       5,073,814        (4,227,566)        8,218,037       (1,251,231)      3,485,291
Net assets applicable to Common
   shares at the beginning
   of period                       79,442,832       74,369,018       140,340,396       132,122,359       48,473,614      44,988,323
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $77,408,856      $79,442,832      $136,112,830      $140,340,396      $47,222,383     $48,473,614
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $    70,854      $   110,535      $    700,321      $  1,047,355      $   279,771     $   370,691
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                                                                                              VIRGINIA DIVIDEND
                                                                                                              ADVANTAGE 2 (NNB)
                                                                                                        ----------------------------
                                                                                                         SIX MONTHS
                                                                                                              ENDED      YEAR ENDED
                                                                                                           11/30/05         5/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                   $ 2,710,027     $ 5,449,338
Net realized gain (loss) from
   investments                                                                                              216,727         886,193
Net realized gain (loss) from
   forward swaps                                                                                           (197,186)       (378,231)
Change in net unrealized appreciation
   (depreciation) of investments                                                                         (2,639,351)      6,118,300
Change in net unrealized appreciation
   (depreciation) of forward swaps                                                                          261,242        (216,228)
Distributions to Preferred Shareholders:
   From net investment income                                                                              (445,817)       (505,130)
   From accumulated net realized gains
     from investments                                                                                            --         (60,997)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                                                          (94,358)     11,293,245
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                               (2,450,068)     (5,047,084)
From accumulated net realized gains
   from investments                                                                                              --      (1,070,956)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                                                                (2,450,068)     (6,118,040)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                                                             77,542         202,523
Preferred shares offering costs                                                                              10,038              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                                                        87,580         202,523
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                                                           (2,456,846)      5,377,728
Net assets applicable to Common
   shares at the beginning of period                                                                     89,626,063      84,248,335
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                                          $87,169,217     $89,626,063
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                                                        $   406,566     $   592,424
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Maryland Premium Income Municipal Fund
(NMY), Nuveen Maryland Dividend Advantage Municipal Fund (NFM), Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR), Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI), Nuveen Virginia Premium Income Municipal Fund (NPV), Nuveen Virginia Dividend Advantage Municipal Fund (NGB) and Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB). Common shares of Maryland Premium Income (NMY) and Virginia Premium Income (NPV) are traded on the New York Stock Exchange while Common shares of Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), Maryland Dividend Advantage 3 (NWI), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Trustees. If the pricing service is unable to supply a price for a municipal bond or derivative investment, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2005, Maryland Premium Income (NMY) had an outstanding delayed delivery purchase commitment of $47,260. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                  MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                   PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                    INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                     (NMY)       (NFM)        (NZR)        (NWI)
--------------------------------------------------------------------------------
Number of shares:
   Series M                             --       1,280           --           --
   Series T                             --          --           --        1,560
   Series W                          1,404          --           --           --
   Series TH                         1,760          --           --           --
   Series F                             --          --        1,280           --
--------------------------------------------------------------------------------
Total                                3,164       1,280        1,280        1,560
================================================================================

                                              VIRGINIA     VIRGINIA     VIRGINIA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPV)        (NGB)        (NNB)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                         --           --        1,680
   Series T                                        832           --           --
   Series W                                         --          960           --
   Series TH                                     1,720           --           --
   Series F                                         --           --           --
--------------------------------------------------------------------------------
Total                                            2,552          960        1,680
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Forward Swap Transactions
The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract, and would increase or decrease in value based primarily on the extent to which long-term interest rates for bonds having a maturity of the swaps' termination date were to increase or decrease. The Funds may close out a contract prior to the effective date, at which point a realized gain or loss would be recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common shares were as follows:

                                       MARYLAND PREMIUM          MARYLAND DIVIDEND         MARYLAND DIVIDEND
                                         INCOME (NMY)             ADVANTAGE (NFM)           ADVANTAGE 2 (NZR)
                                   -----------------------    -----------------------   -----------------------
                                   SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                        ENDED   YEAR ENDED         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                     11/30/05      5/31/05      11/30/05      5/31/05     11/30/05      5/31/05
---------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to reinvestment
   of distributions                    11,243       27,491         2,279        4,162        3,229        3,606
===============================================================================================================
                                      MARYLAND DIVIDEND          VIRGINIA PREMIUM          VIRGINIA DIVIDEND
                                       ADVANTAGE 3 (NWI)            INCOME (NPV)             ADVANTAGE (NGB)
                                   -----------------------    -----------------------   -----------------------
                                   SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                        ENDED   YEAR ENDED         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                     11/30/05      5/31/05      11/30/05      5/31/05     11/30/05      5/31/05
---------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to reinvestment
   of distributions                        --           --        14,423       33,307        1,358        2,761
===============================================================================================================
                                                                                           VIRGINIA DIVIDEND
                                                                                           ADVANTAGE 2 (NNB)
                                                                                        -----------------------
                                                                                        SIX MONTHS
                                                                                             ENDED   YEAR ENDED
                                                                                          11/30/05      5/31/05
---------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to reinvestment
   of distributions                                                                          3,952       12,458
===============================================================================================================

3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended November 30, 2005, were as follows:

                                                           MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NMY)       (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Purchases                                               $11,921,367  $7,132,685   $6,807,020  $10,232,768
Sales and maturities                                     11,196,873   7,362,606    7,115,270    9,257,165
=========================================================================================================
                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Purchases                                                           $22,970,694   $6,570,504   $7,000,024
Sales and maturities                                                 22,512,309    6,503,566    8,561,790
=========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was as follows:

                                                           MARYLAND     MARYLAND     MARYLAND      MARYLAND
                                                            PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                              (NMY)        (NFM)        (NZR)         (NWI)
-----------------------------------------------------------------------------------------------------------
Cost of investments                                    $223,946,165  $88,771,204  $90,140,143  $113,128,120
===========================================================================================================
                                                                        VIRGINIA     VIRGINIA      VIRGINIA
                                                                         PREMIUM     DIVIDEND      DIVIDEND
                                                                          INCOME    ADVANTAGE   ADVANTAGE 2
                                                                           (NPV)        (NGB)         (NNB)
-----------------------------------------------------------------------------------------------------------
Cost of investments                                                 $188,909,132  $67,522,532  $121,797,988
===========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

                                                          MARYLAND      MARYLAND     MARYLAND      MARYLAND
                                                           PREMIUM      DIVIDEND     DIVIDEND      DIVIDEND
                                                            INCOME     ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                             (NMY)         (NFM)        (NZR)         (NWI)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $ 8,924,917   $2,963,183   $3,300,128    $2,466,270
   Depreciation                                          (1,675,361)    (459,721)    (295,118)     (804,657)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                       $ 7,249,556   $2,503,462   $3,005,010    $1,661,613
===========================================================================================================
                                                                        VIRGINIA     VIRGINIA      VIRGINIA
                                                                         PREMIUM     DIVIDEND      DIVIDEND
                                                                          INCOME    ADVANTAGE   ADVANTAGE 2
                                                                           (NPV)        (NGB)         (NNB)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                       $8,784,930   $2,955,444    $5,758,814
   Depreciation                                                         (639,072)    (187,624)     (610,704)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments             $8,145,858   $2,767,820    $5,148,110
===========================================================================================================

The tax components of undistributed net investment income and net realized gains at May 31, 2005, the Funds' last fiscal year end, were as follows:

                                                          MARYLAND      MARYLAND     MARYLAND      MARYLAND
                                                           PREMIUM      DIVIDEND     DIVIDEND      DIVIDEND
                                                            INCOME     ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                             (NMY)         (NFM)        (NZR)         (NWI)
-----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                   $1,385,615      $691,669     $794,023      $446,690
Undistributed net ordinary income **                            --            --          106            --
Undistributed net long-term capital gains                    2,980            --      126,916            --
===========================================================================================================
                                                                        VIRGINIA     VIRGINIA      VIRGINIA
                                                                         PREMIUM     DIVIDEND      DIVIDEND
                                                                          INCOME    ADVANTAGE   ADVANTAGE 2
                                                                           (NPV)        (NGB)         (NNB)
-----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                 $1,474,901     $591,228      $954,043
Undistributed net ordinary income **                                          --           --            --
Undistributed net long-term capital gains                                953,885           --       422,949
===========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared May 2, 2005, paid on June 1, 2005.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2005, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                          MARYLAND      MARYLAND     MARYLAND      MARYLAND
                                                           PREMIUM      DIVIDEND     DIVIDEND      DIVIDEND
                                                            INCOME     ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                                             (NMY)         (NFM)        (NZR)         (NWI)
-----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $10,630,390    $4,316,846   $4,052,176    $4,686,785
Distributions from net ordinary income **                       --            --       17,820           108
Distributions from net long-term capital gains                  --            --      254,971        43,198
===========================================================================================================
                                                                        VIRGINIA     VIRGINIA      VIRGINIA
                                                                         PREMIUM     DIVIDEND      DIVIDEND
                                                                          INCOME    ADVANTAGE   ADVANTAGE 2
                                                                           (NPV)        (NGB)         (NNB)
-----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                              $8,771,875   $3,200,407    $5,574,792
Distributions from net ordinary income **                                     --           --            --
Distributions from net long-term capital gains                                --           --     1,131,953
===========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)



At May 31, 2005, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                           MARYLAND     VIRGINIA
                                                           DIVIDEND     DIVIDEND
                                                          ADVANTAGE    ADVANTAGE
                                                              (NFM)        (NGB)
--------------------------------------------------------------------------------
Expiration year:
   2009                                                    $  7,580     $     --
   2010                                                      37,159       12,972
   2011                                                          --       32,605
   2012                                                     430,282      282,292
--------------------------------------------------------------------------------
Total                                                      $475,021     $327,869
================================================================================


At May 31, 2005, the Funds' last fiscal year end, the following Funds elected to defer net realized losses from investments incurred from November 1, 2004 through May 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses were treated as having arisen on the first day of the current fiscal year:

                                                           MARYLAND     MARYLAND
                                                           DIVIDEND     DIVIDEND
                                                          ADVANTAGE  ADVANTAGE 3
                                                              (NFM)        (NWI)
--------------------------------------------------------------------------------
                                                            $59,987     $119,983
================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                           MARYLAND PREMIUM INCOME (NMY)
(INCLUDING NET ASSETS                              VIRGINIA PREMIUM INCOME (NPV)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                               MARYLAND DIVIDEND ADVANTAGE (NFM)
                                             MARYLAND DIVIDEND ADVANTAGE 2 (NZR)
                                             MARYLAND DIVIDEND ADVANTAGE 3 (NWI)
AVERAGE DAILY NET ASSETS                       VIRGINIA DIVIDEND ADVANTAGE (NGB)
(INCLUDING NET ASSETS                        VIRGINIA DIVIDEND ADVANTAGE 2 (NNB)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2005, the complex-level fee rate was .1898%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general Office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Maryland Dividend Advantage's (NFM) and Virginia Dividend Advantage's (NGB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JANUARY 31,                                  JANUARY 31,
--------------------------------------------------------------------------------
2001*                       .30%             2007                           .25%
2002                        .30              2008                           .20
2003                        .30              2009                           .15
2004                        .30              2010                           .10
2005                        .30              2011                           .05
2006                        .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage (NFM) and Virginia Dividend Advantage (NGB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Maryland Dividend Advantage 2's (NZR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                       .30%             2007                           .25%
2002                        .30              2008                           .20
2003                        .30              2009                           .15
2004                        .30              2010                           .10
2005                        .30              2011                           .05
2006                        .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 2 (NZR) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Maryland Dividend Advantage 3's (NWI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------

2002*                       .32%             2007                           .32%
2003                        .32              2008                           .24
2004                        .32              2009                           .16
2005                        .32              2010                           .08
2006                        .32
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 3 (NWI) for any portion of its fees and expenses beyond September 30, 2010.

Notes to
        FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of Virginia Dividend Advantage 2's (NNB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
NOVEMBER 30,                                 NOVEMBER 30,
--------------------------------------------------------------------------------
2001*                       .30%             2007                           .25%
2002                        .30              2008                           .20
2003                        .30              2009                           .15
2004                        .30              2010                           .10
2005                        .30              2011                           .05
2006                        .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Virginia Dividend Advantage 2 (NNB) for any portion of its fees and expenses beyond November 30, 2011.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which resulted in the automatic termination of each agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreements took effect upon such settlement.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 30, 2005, to shareholders of record on December 15, 2005, as follows:

                                                           MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NMY)       (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Dividend per share                                           $.0620      $.0715       $.0695       $.0595
=========================================================================================================
                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Dividend per share                                                       $.0655       $.0720       $.0715
=========================================================================================================

At the same time, the following Funds declared capital gains and/or ordinary income distributions as follows:

                                                          MARYLAND     MARYLAND    VIRGINIA      VIRGINIA
                                                           PREMIUM     DIVIDEND     PREMIUM      DIVIDEND
                                                            INCOME  ADVANTAGE 2      INCOME   ADVANTAGE 2
                                                             (NMY)        (NZR)       (NPV)         (NNB)
---------------------------------------------------------------------------------------------------------
Capital gains distributions per share                        .0245        .0275       .2431         .0666
Ordinary income distributions per share*                     .0069        .0001          --            --
=========================================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                        Financial
                               HIGHLIGHTS (Unaudited)

                Selected data for a Common share outstanding throughout each period:
                                                         Investment Operations                             Less Distributions
                                   ---------------------------------------------------------------  --------------------------------
                                                             Distributions  Distributions
                                                                 from Net            from                  Net
                        Beginning                              Investment         Capital           Investment     Capital
                           Common                     Net       Income to        Gains to            Income to    Gains to
                            Share         Net   Realized/       Preferred       Preferred               Common      Common
                        Net Asset  Investment  Unrealized          Share-          Share-               Share-      Share-
                            Value      Income  Gain (Loss)        holders+        holders+   Total     holders     holders     Total
====================================================================================================================================
MARYLAND PREMIUM
INCOME (NMY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                    $15.12       $ .45     $  (.45)          $(.08)           $ --   $ (.08)      $(.40)       $ --    $(.40)
2005                        14.28         .92         .92            (.10)             --     1.74        (.90)         --     (.90)
2004                        15.10         .96        (.81)           (.06)             --      .09        (.91)         --     (.91)
2003                        14.04        1.02        1.00            (.07)             --     1.95        (.89)         --     (.89)
2002                        13.83        1.03         .14            (.13)             --     1.04        (.83)         --     (.83)
2001                        12.83        1.03        1.01            (.25)             --     1.79        (.79)         --     (.79)

MARYLAND DIVIDEND
ADVANTAGE (NFM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                     15.13         .48        (.37)           (.08)             --      .03        (.43)         --     (.43)
2005                        14.43         .98         .75            (.10)             --     1.63        (.93)         --     (.93)
2004                        15.47        1.01       (1.07)           (.05)             --     (.11)       (.93)         --     (.93)
2003                        14.18        1.04        1.18            (.08)             --     2.14        (.86)         --     (.86)
2002                        13.90        1.04         .22            (.14)             --     1.12        (.84)         --     (.84)
2001(b)                     14.33         .22        (.25)           (.05)             --     (.08)       (.21)         --     (.21)

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                     15.45         .47        (.40)           (.08)             --     (.01)       (.43)         --     (.43)
2005                        14.64         .94         .90            (.09)             --     1.75        (.88)       (.06)    (.94)
2004                        15.71         .96       (1.08)           (.06)             --     (.18)       (.87)       (.02)    (.89)
2003                        14.01         .97        1.62            (.09)             --     2.50        (.81)         --     (.81)
2002(c)                     14.33         .57        (.22)           (.06)             --      .29        (.46)         --     (.46)

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                     14.82         .43        (.37)           (.08)             --     (.02)       (.36)         --     (.36)
2005                        13.88         .86         .97            (.10)             --     1.73        (.78)       (.01)    (.79)
2004                        14.89         .87       (1.03)           (.06)             --     (.22)       (.79)         --     (.79)
2003(d)                     14.33         .52         .75            (.05)             --     1.22        (.46)         --     (.46)
====================================================================================================================================
                                                                           Total Returns
                                                                        -------------------
                                                                                    Based
                               Offering                                                on
                              Costs and      Ending                                Common
                              Preferred      Common                      Based      Share
                                  Share       Share      Ending             on        Net
                           Underwriting   Net Asset      Market         Market      Asset
                              Discounts       Value       Value          Value**    Value**
===========================================================================================
MARYLAND PREMIUM
INCOME (NMY)
-------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                            $ --      $14.64      $14.45          (6.01)%    (0.51)%
2005                                 --       15.12       15.78          15.64      12.52
2004                                 --       14.28       14.45         (10.77)       .64
2003                                 --       15.10       17.15          15.22      14.33
2002                                 --       14.04       15.73           4.77       7.71
2001                                 --       13.83       15.85          26.24      14.18

MARYLAND DIVIDEND
ADVANTAGE (NFM)
-------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                              --       14.73       14.77          (2.91)      0.19
2005                                 --       15.13       15.63           6.22      11.60
2004                                 --       14.43       15.62           2.99       (.69)
2003                                .01       15.47       16.08           9.98      15.55
2002                                 --       14.18       15.44           1.98       8.21
2001(b)                            (.14)      13.90       15.99           8.02      (1.53)

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
-------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                              --       15.01       15.72           4.80      (0.09)
2005                                 --       15.45       15.41          14.71      12.22
2004                                 --       14.64       14.28          (2.90)     (1.16)
2003                                .01       15.71       15.60          12.71      18.39
2002(c)                            (.15)      14.01       14.61            .52       1.01

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
-------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                              --       14.44       13.98          (0.49)     (0.16)
2005                                 --       14.82       14.40          14.98      12.67
2004                                 --       13.88       13.24          (5.97)     (1.51)
2003(d)                            (.20)      14.89       14.90           2.53       7.31
===========================================================================================
                                                                Ratios/Supplemental Data
                               ----------------------------------------------------------------------------------------------
                                                Before Credit/Reimbursement       After Credit/Reimbursement***
                                               -----------------------------     ------------------------------
                                                              Ratio of Net                       Ratio of Net
                                                 Ratio of       Investment         Ratio of        Investment
                                    Ending       Expenses        Income to         Expenses         Income to
                                       Net     to Average          Average       to Average           Average
                                    Assets     Net Assets       Net Assets       Net Assets        Net Assets
                                Applicable     Applicable       Applicable       Applicable        Applicable      Portfolio
                                 to Common      to Common        to Common        to Common         to Common       Turnover
                               Shares (000)        Shares++         Shares++         Shares++          Shares++         Rate
=============================================================================================================================
MARYLAND PREMIUM
INCOME (NMY)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                           $155,477           1.23%*           5.97%*          1.22%*             5.98%*            5%
2005                               160,496           1.24             6.22             1.23              6.22             10
2004                               151,107           1.24             6.54             1.23              6.55             16
2003                               159,415           1.26             7.00             1.25              7.01             16
2002                               147,795           1.32             7.33             1.31              7.34             13
2001                               145,201           1.31             7.58             1.31              7.58              8

MARYLAND DIVIDEND
ADVANTAGE (NFM)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                             61,387           1.26*            5.92*             .79*             6.38*             8
2005                                63,051           1.26             6.11              .79              6.57             11
2004                                60,041           1.24             6.34              .78              6.80             10
2003                                64,338           1.26             6.54              .79              7.01             12
2002                                58,925           1.35             6.81              .82              7.34             36
2001(b)                             57,740           1.17*            4.33*             .75*             4.75*            10

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                             62,707           1.24*            5.67*             .78*             6.14*             7
2005                                64,500           1.23             5.74              .77              6.20             10
2004                                61,064           1.24             5.90              .78              6.36             11
2003                                65,490           1.26             6.07              .80              6.53             12
2002(c)                             58,370           1.22*            5.55*             .79*             5.99*            21

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                             77,409           1.23*            5.34*             .73*             5.83*             8
2005                                79,443           1.23             5.40              .74              5.89             12
2004                                74,369           1.22             5.59              .73              6.08             15
2003(d)                             79,700           1.18*            5.01*             .70*             5.50*            13
=============================================================================================================================
                                   Preferred Shares at End of Period
                               ------------------------------------------
                                 Aggregate       Liquidation
                                    Amount        and Market        Asset
                               Outstanding             Value     Coverage
                                      (000)        Per Share    Per Share
=========================================================================
MARYLAND PREMIUM
INCOME (NMY)
-------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                            $79,100           $25,000      $74,139
2005                                79,100            25,000       75,726
2004                                79,100            25,000       72,758
2003                                79,100            25,000       75,384
2002                                79,100            25,000       71,712
2001                                79,100            25,000       70,891

MARYLAND DIVIDEND
ADVANTAGE (NFM)
-------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                             32,000            25,000       72,959
2005                                32,000            25,000       74,259
2004                                32,000            25,000       71,907
2003                                32,000            25,000       75,264
2002                                32,000            25,000       71,035
2001(b)                             32,000            25,000       70,109

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
-------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                             32,000            25,000       73,990
2005                                32,000            25,000       75,390
2004                                32,000            25,000       72,706
2003                                32,000            25,000       76,164
2002(c)                             32,000            25,000       70,601

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
-------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                             39,000            25,000       74,621
2005                                39,000            25,000       75,925
2004                                39,000            25,000       72,672
2003(d)                             39,000            25,000       76,090
=========================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended November 30, 2005.
(b) For the period January 23, 2001 (commencement of operations) through May 31, 2001.
(c) For the period September 25, 2001 (commencement of operations) through May 31, 2002.
(d) For the period September 25, 2002 (commencement of operations) through May 31, 2003.


                                 See accompanying notes to financial statements.

                                  74-75 SPREAD

                        FINANCIAL HIGHLIGHTS (Unaudited) (continued)

                Selected data for a Common share outstanding throughout each period:
                                                         Investment Operations                             Less Distributions
                                   ---------------------------------------------------------------  --------------------------------
                                                             Distributions  Distributions
                                                                 from Net            from                  Net
                        Beginning                              Investment         Capital           Investment     Capital
                           Common                     Net       Income to        Gains to            Income to    Gains to
                            Share         Net   Realized/       Preferred       Preferred               Common      Common
                        Net Asset  Investment  Unrealized          Share-          Share-               Share-      Share-
                            Value      Income  Gain (Loss)        holders+        holders+   Total     holders     holders     Total
====================================================================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                    $15.82        $.45      $ (.47)          $(.07)           $ --   $ (.09)      $(.41)       $ --   $ (.41)
2005                        14.95         .93         .93            (.09)             --     1.77        (.90)         --     (.90)
2004                        15.93         .97        (.99)           (.05)             --     (.07)       (.91)         --     (.91)
2003                        14.69        1.00        1.21            (.07)             --     2.14        (.90)         --     (.90)
2002                        14.59        1.04         .03            (.11)             --      .96        (.86)         --     (.86)
2001                        13.36        1.08        1.21            (.25)             --     2.04        (.81)         --     (.81)

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                     15.52         .49        (.39)           (.07)             --      .03        (.44)         --     (.44)
2005                        14.42         .99        1.13            (.09)             --     2.03        (.93)         --     (.93)
2004                        15.43        1.02       (1.05)           (.05)             --     (.08)       (.93)         --     (.93)
2003                        14.23        1.02        1.10            (.07)             --     2.05        (.86)         --     (.86)
2002                        13.87        1.02         .32            (.13)             --     1.21        (.85)         --     (.85)
2001(b)                     14.33         .24        (.28)           (.05)             --     (.09)       (.21)         --     (.21)

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                     15.70         .47        (.40)           (.08)             --     (.01)       (.43)         --     (.43)
2005                        14.79         .96        1.13            (.09)           (.01)    1.99        (.89)       (.19)   (1.08)
2004                        16.02         .99       (1.22)           (.06)             --     (.29)       (.89)       (.05)    (.94)
2003                        14.31         .97        1.69            (.08)             --     2.58        (.84)       (.03)    (.87)
2002(c)                     14.33         .41         .09            (.04)             --      .46        (.35)         --     (.35)
====================================================================================================================================
                                                                           Total Returns
                                                                        -------------------
                                                                                    Based
                               Offering                                                on
                              Costs and      Ending                                Common
                              Preferred      Common                      Based      Share
                                  Share       Share      Ending             on        Net
                           Underwriting   Net Asset      Market         Market      Asset
                              Discounts       Value       Value          Value**    Value**
===========================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
-------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                            $ --      $15.32      $16.10          (6.55)%    (0.56)%
2005                                 --       15.82       17.65          24.54      12.13
2004                                 --       14.95       14.95         (10.70)      (.42)
2003                                 --       15.93       17.67          15.27      14.99
2002                                 --       14.69       16.17           6.64       6.71
2001                                 --       14.59       16.00          18.45      15.53

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
-------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                              --       15.11       15.48          (6.53)      0.20
2005                                 --       15.52       16.99          19.11      14.46
2004                                 --       14.42       15.07          (8.11)      (.50)
2003                                .01       15.43       17.35          21.45      14.92
2002                                 --       14.23       15.09           5.10       8.89
2001(b)                            (.16)      13.87       15.18           2.61      (1.73)

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
-------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                              --       15.26       15.97          (2.14)     (0.08)
2005                                 --       15.70       16.74          21.96      13.75
2004                                 --       14.79       14.65          (3.81)     (1.84)
2003                                 --       16.02       16.14          14.58      18.51
2002(c)                            (.13)      14.31       14.90           1.71       2.30
===========================================================================================
                                                            Ratios/Supplemental Data
                           ----------------------------------------------------------------------------------------------
                                            Before Credit/Reimbursement       After Credit/Reimbursement***
                                           -----------------------------     ------------------------------
                                                          Ratio of Net                       Ratio of Net
                                             Ratio of       Investment         Ratio of        Investment
                                Ending       Expenses        Income to         Expenses         Income to
                                   Net     to Average          Average       to Average           Average
                                Assets     Net Assets       Net Assets       Net Assets        Net Assets
                            Applicable     Applicable       Applicable       Applicable        Applicable      Portfolio
                             to Common      to Common        to Common        to Common         to Common       Turnover
                           Shares (000)        Shares++         Shares++         Shares++          Shares++         Rate
=========================================================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                       $136,113           1.20%*           5.68%*           1.18%*            5.70%*           11%
2005                           140,340           1.20             5.98             1.19              5.99             17
2004                           132,122           1.20             6.33             1.19              6.34             14
2003                           140,223           1.25             6.61             1.24              6.62             17
2002                           128,655           1.28             7.01             1.27              7.02             14
2001                           127,145           1.23             7.51             1.21              7.53              7

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                         47,222           1.27*            5.84*             .80*             6.31*             9
2005                            48,474           1.28             6.13              .81              6.59             15
2004                            44,988           1.24             6.39              .77              6.86              7
2003                            48,102           1.28             6.45              .81              6.92             10
2002                            44,308           1.37             6.68              .84              7.21             21
2001(b)                         43,155           1.27*            4.76*             .80*             5.23*            20

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2006(a)                         87,169           1.20*            5.63*             .74*             6.10*             5
2005                            89,626           1.19             5.74              .74              6.19             13
2004                            84,248           1.20             5.99              .74              6.44             16
2003                            91,065           1.21             6.01              .75              6.47             15
2002(c)                         81,325           1.14*            5.00*             .70*             5.44*            12
=========================================================================================================================
                              Preferred Shares at End of Period
                          ------------------------------------------
                            Aggregate       Liquidation
                               Amount        and Market        Asset
                          Outstanding             Value     Coverage
                                 (000)        Per Share    Per Share
====================================================================
VIRGINIA PREMIUM
INCOME (NPV)
--------------------------------------------------------------------
Year Ended 5/31:
2006(a)                       $63,800           $25,000      $78,336
2005                           63,800            25,000       79,992
2004                           63,800            25,000       76,772
2003                           63,800            25,000       79,946
2002                           63,800            25,000       75,413
2001                           63,800            25,000       74,822

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
--------------------------------------------------------------------
Year Ended 5/31:
2006(a)                        24,000            25,000       74,190
2005                           24,000            25,000       75,493
2004                           24,000            25,000       71,863
2003                           24,000            25,000       75,106
2002                           24,000            25,000       71,154
2001(b)                        24,000            25,000       69,953

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
--------------------------------------------------------------------
Year Ended 5/31:
2006(a)                        42,000            25,000       76,886
2005                           42,000            25,000       78,349
2004                           42,000            25,000       75,148
2003                           42,000            25,000       79,206
2002(c)                        42,000            25,000       73,408
====================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended November 30, 2005.
(b) For the period January 26, 2001 (commencement of operations) through May 31, 2001.
(c) For the period November 15, 2001 (commencement of operations) through May 31, 2002.

                                 See accompanying notes to financial statements.

                                  76-77 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

In April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. ("Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an "assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions. LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds. MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.
NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071 Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS. Managing more than $130 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                                o Share prices
                                                o Fund details
           Learn more                           o Daily financial news
about Nuveen Funds at                           o Investor education
   WWW.NUVEEN.COM/ETF                           o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-A-1105D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Virginia Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: February 3, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 3, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 3, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.